UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	8-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Global Allocation Fund

August 31, 2012

Global Allocation - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 81.3%

INTERNATIONAL EQUITY FUNDS — 36.8%
Emerging Markets Fund Institutional Class	64,842	510,957
Global Gold Fund Institutional Class	13,619	254,667
Global Real Estate Fund Institutional Class	101,880	1,052,418
International Growth Fund Institutional Class	163,193	1,705,364

		3,523,406

DOMESTIC EQUITY FUNDS — 17.5%
Core Equity Plus Fund Institutional Class	51,036	572,109
Heritage Fund Institutional Class(2)	5,212	120,356
Large Company Value Fund Institutional Class	34,584	211,998
Mid Cap Value Fund Institutional Class	9,268	118,261
Select Fund Institutional Class	9,102	407,586
Small Company Fund Institutional Class	28,067	239,129

		1,669,439

DOMESTIC FIXED INCOME FUNDS — 14.0%
Diversified Bond Fund Institutional Class	67,436	762,031
High-Yield Fund Institutional Class	92,949	572,564

		1,334,595

INTERNATIONAL FIXED INCOME FUNDS — 13.0%
International Bond Fund Institutional Class	84,529	1,246,805

TOTAL MUTUAL FUNDS (Cost $7,513,295)		7,774,245

EXCHANGE-TRADED FUNDS — 14.3%

COMMODITY — 12.4%
iShares S&P GSCI Commodity Indexed Trust(2)	20,541	709,486
PowerShares DB Agriculture Fund(2)	7,697	234,143
SPDR Gold Shares(2)	732	120,209
Sprott Physical Gold Trust(2)	8,138	121,907

		1,185,745

EQUITY — 1.9%
iShares S&P Global Telecommunications Sector Index Fund	3,131	186,138

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,331,282)		1,371,883

TEMPORARY CASH INVESTMENTS — 4.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.50% -1.25%, 10/15/14 - 8/31/15, valued at $154,531), in a joint trading account at 0.16%, dated 8/31/12, due 9/4/12 (Delivery value $151,365)		151,362
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $233,245), in a joint trading account at 0.13%, dated 8/31/12, due 9/4/12 (Delivery value $227,047)		227,044
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 8/31/14, valued at $38,280), in a joint trading account at 0.12%, dated 8/31/12, due 9/4/12 (Delivery value $37,514)		37,513

TOTAL TEMPORARY CASH INVESTMENTS (Cost $415,919)	415,919

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,260,496)	9,562,047

OTHER ASSETS AND LIABILITIES†	396

TOTAL NET ASSETS — 100.0%	$9,562,443

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
20,600	NOK for SEK	Deutsche Bank	10/25/12	3,548	93
20,400	NOK for SEK	UBS AG	10/25/12	3,513	45
16,000	NOK for SEK	HSBC Holdings plc	10/25/12	2,756	52
1,300	AUD for USD	Westpac Group	10/25/12	1,337	14
100	AUD for USD	Westpac Group	10/25/12	103	(2)
14,600	CAD for USD	Barclays Bank plc	10/25/12	14,795	489
400	CAD for USD	UBS AG	10/25/12	405	2
700	CAD for USD	Westpac Group	10/25/12	709	12
1,800	CHF for USD	Deutsche Bank	10/25/12	1,887	68
100	CHF for USD	UBS AG	10/25/12	105	2
500,001	KRW for USD	HSBC Holdings plc	10/25/12	441	8
500,004	KRW for USD	HSBC Holdings plc	10/25/12	441	(1)
45,100	NOK for USD	Deutsche Bank	10/25/12	7,767	397
2,400	NOK for USD	Deutsche Bank	10/25/12	413	16
2,200	NZD for USD	Westpac Group	10/25/12	1,762	36
100	NZD for USD	Westpac Group	10/25/12	80	(1)
16,000	SEK for USD	Deutsche Bank	10/25/12	2,411	124
500	SEK for USD	Deutsche Bank	10/25/12	75	2
400	SGD for USD	HSBC Holdings plc	10/25/12	321	4
20,000	TWD for USD	HSBC Holdings plc	10/25/12	669	2

				43,538	1,362
(Value on Settlement Date $42,176)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
23,370	SEK for NOK	Deutsche Bank	10/25/12	3,522	(68)
23,065	SEK for NOK	UBS AG	10/25/12	3,476	(7)
18,010	SEK for NOK	HSBC Holdings plc	10/25/12	2,714	(11)
400	EUR for USD	HSBC Holdings plc	10/25/12	503	(11)
6,751	EUR for USD	UBS AG	10/25/12	8,496	(302)
300	EUR for USD	UBS AG	10/25/12	377	(7)
100	GBP for USD	HSBC Holdings plc	10/25/12	159	(3)
3,000	GBP for USD	UBS AG	10/25/12	4,763	(110)
100	GBP for USD	UBS AG	10/25/12	159	(2)
77,800	JPY for USD	HSBC Holdings plc	10/25/12	994	2
1,589,900	JPY for USD	UBS AG	10/25/12	20,315	(18)
86,300	JPY for USD	UBS AG	10/25/12	1,103	(15)

				46,581	(552)
(Value on Settlement Date $46,029)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DB	-	Deutsche Bank
EUR	-	Euro
GBP	-	British Pound
GSCI	-	Goldman Sachs Commodities Index
JPY	-	Japanese Yen
KRW	-	Korea Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
SPDR	-	Standard & Poor's Depositary Receipts
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Mutual Funds	7,774,245	—	—
Exchange-Traded Funds	1,371,883	—	—
Temporary Cash Investments	—	415,919	—

Total Value of Investment Securities	9,146,128	415,919	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	810	—

3. Affiliated Company Transactions

Investments that are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each affiliated fund for the period January 31, 2012 (fund inception) through August 31, 2012 follows:

	January 31, 2012					August 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income(1)($)	Share Balance	Market Value ($)
Emerging Markets Fund Institutional Class	—	549,251	37,135	(1,204)	643	64,842	510,957
Global Gold Fund Institutional Class	—	284,383	20,580	(4,262)	—	13,619	254,667
Global Real Estate Fund Institutional Class	—	1,782,243	819,069	1,320	—	101,880	1,052,418
International Growth Fund Institutional Class	—	1,790,250	139,222	(2,143)	9,094	163,193	1,705,364
Core Equity Plus Fund Institutional Class	—	593,533	54,862	46	—	51,036	572,109
Heritage Fund Institutional Class(2)	—	123,588	9,032	(120)	—	5,212	120,356
Large Company Value Fund Institutional Class	—	318,440	120,204	4,192	2,119	34,584	211,998
Mid Cap Value Fund Institutional Class	—	124,342	10,024	(8)	753	9,268	118,261
Select Fund Institutional Class	—	412,834	25,575	(130)	—	9,102	407,586
Small Company Fund Institutional Class	—	253,916	16,253	(352)	89	28,067	239,129
Diversified Bond Fund Institutional Class	—	800,847	50,406	(347)	8,844	67,436	762,031
High-Yield Fund Institutional Class	—	707,092	149,260	1,187	19,739	92,949	572,564
International Bond Fund Institutional Class	—	1,310,121	85,921	(630)	—	84,529	1,246,805

		$9,050,840	$1,537,543	$(2,451)	$41,281		$7,774,245

(1)Dividend income includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)Non-income producing.

4. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,271,574
Gross tax appreciation of investments	$303,638
Gross tax depreciation of investments	(13,165)
Net tax appreciation (depreciation) of investments	$290,473

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

August 31, 2012

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 78.2%

AEROSPACE AND DEFENSE — 2.3%
AAR Corp.	813	12,097
Aerovironment, Inc.(1)	1,043	24,886
American Science & Engineering, Inc.	2,038	121,200
B/E Aerospace, Inc.(1)	29,400	1,183,644
Boeing Co. (The)	30,277	2,161,778
Curtiss-Wright Corp.	898	26,994
European Aeronautic Defence and Space Co. NV	30,869	1,177,235
General Dynamics Corp.	8,075	528,993
Hexcel Corp.(1)	19,952	452,312
Honeywell International, Inc.	45,237	2,644,103
L-3 Communications Holdings, Inc.	12,249	860,370
Moog, Inc., Class A(1)	703	25,751
National Presto Industries, Inc.	606	44,068
Northrop Grumman Corp.	27,538	1,842,017
Orbital Sciences Corp.(1)	1,160	16,008
Precision Castparts Corp.	9,741	1,569,080
Raytheon Co.	22,916	1,295,212
Rockwell Collins, Inc.	6,357	310,667
Rolls-Royce Holdings plc	25,201	328,527
Spirit Aerosystems Holdings, Inc. Class A(1)	45,500	1,131,130
Teledyne Technologies, Inc.(1)	380	24,514
Textron, Inc.	31,514	842,054
TransDigm Group, Inc.(1)	11,800	1,635,716
Triumph Group, Inc.	3,598	213,829
United Technologies Corp.	58,780	4,693,583
Zodiac Aerospace	8,422	803,176

		23,968,944

AIR FREIGHT AND LOGISTICS — 0.6%
Deutsche Post AG	32,564	632,612
FedEx Corp.	13,632	1,194,572
Hyundai Glovis Co. Ltd.	4,393	882,762
United Parcel Service, Inc., Class B	45,428	3,353,041
UTi Worldwide, Inc.	1,129	15,501

		6,078,488

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	1,062	35,630
JetBlue Airways Corp.(1)	3,060	14,994
Southwest Airlines Co.	109,140	975,712
Spirit Airlines, Inc.(1)	6,390	124,924

		1,151,260

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	14,760	164,869
Autoliv, Inc.	18,630	1,104,573
BorgWarner, Inc.(1)	22,456	1,544,524
Cooper Tire & Rubber Co.	834	16,672
Dana Holding Corp.	3,709	50,665

Delphi Automotive plc(1)	37,000	1,120,730
Lear Corp.	911	35,374
Pirelli & C SpA	86,935	956,785
Standard Motor Products, Inc.	1,485	26,195

		5,020,387

AUTOMOBILES — 0.9%
Brilliance China Automotive Holdings Ltd.(1)	526,000	514,067
Ford Motor Co.	100,730	940,818
Harley-Davidson, Inc.	43,498	1,825,176
Hyundai Motor Co.	8,948	1,896,657
Kia Motors Corp.	12,848	839,076
PT Astra International Tbk	599,000	424,043
Tata Motors Ltd.	94,630	398,594
Tofas Turk Otomobil Fabrikasi	109,102	527,758
Toyota Motor Corp.	40,600	1,604,917
Volkswagen AG Preference Shares	5,308	937,367
Winnebago Industries, Inc.(1)	5,029	57,834

		9,966,307

BEVERAGES — 1.9%
Anheuser-Busch InBev NV	20,219	1,698,313
Beam, Inc.	23,285	1,358,913
Boston Beer Co., Inc., Class A(1)	220	22,667
Brown-Forman Corp., Class B	6,671	427,611
Cia de Bebidas das Americas Preference Shares ADR	34,953	1,314,582
Coca-Cola Amatil Ltd.	23,069	326,284
Coca-Cola Co. (The)	118,131	4,418,099
Constellation Brands, Inc., Class A(1)	23,440	772,114
Dr Pepper Snapple Group, Inc.	26,572	1,190,691
Fomento Economico Mexicano SAB de CV ADR	7,754	655,213
Monster Beverage Corp.(1)	38,815	2,287,368
PepsiCo, Inc.	45,585	3,301,721
Pernod-Ricard SA	18,346	1,976,886

		19,750,462

BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc.(1)	1,096	25,044
Affymax, Inc.(1)	1,038	18,362
Alexion Pharmaceuticals, Inc.(1)	33,361	3,576,633
Alkermes plc(1)	3,022	55,454
Alnylam Pharmaceuticals, Inc.(1)	1,164	21,289
Amgen, Inc.	19,012	1,595,487
Arena Pharmaceuticals, Inc.(1)	4,517	40,834
Biogen Idec, Inc.(1)	464	68,018
Cepheid, Inc.(1)	10,293	388,458
Cubist Pharmaceuticals, Inc.(1)	1,551	71,656
Dendreon Corp.(1)	3,966	17,807
Exact Sciences Corp.(1)	1,517	15,064
Exelixis, Inc.(1)	4,267	18,903
Genomic Health, Inc.(1)	432	14,887
Gilead Sciences, Inc.(1)	33,265	1,919,058
Grifols SA(1)	103,228	2,908,420
Halozyme Therapeutics, Inc.(1)	2,531	14,680

ImmunoGen, Inc.(1)	1,783	25,657
InterMune, Inc.(1)	1,130	8,328
Ironwood Pharmaceuticals, Inc.(1)	2,033	25,473
Isis Pharmaceuticals, Inc.(1)	2,522	34,324
Medivation, Inc.(1)	2,216	232,370
Neurocrine Biosciences, Inc.(1)	1,926	14,214
NPS Pharmaceuticals, Inc.(1)	1,696	12,923
Opko Health, Inc.(1)	3,186	14,146
PDL BioPharma, Inc.	3,317	24,413
Pharmacyclics, Inc.(1)	1,325	88,669
Regeneron Pharmaceuticals, Inc.(1)	8,100	1,199,205
Rigel Pharmaceuticals, Inc.(1)	1,622	15,117
Seattle Genetics, Inc.(1)	2,403	63,776
Theravance, Inc.(1)	1,550	41,338
United Therapeutics Corp.(1)	15,273	826,575

		13,396,582

BUILDING PRODUCTS — 0.1%
Apogee Enterprises, Inc.	4,666	73,723
Builders FirstSource, Inc.(1)	19,704	87,683
Fortune Brands Home & Security, Inc.(1)	44,062	1,123,581
Nortek, Inc.(1)	150	7,720

		1,292,707

CAPITAL MARKETS — 1.0%
Affiliated Managers Group, Inc.(1)	12,900	1,517,298
Ameriprise Financial, Inc.	14,840	814,864
Apollo Investment Corp.	4,852	38,913
Ares Capital Corp.	1,290	22,278
Bank of New York Mellon Corp. (The)	24,000	540,960
BlackRock Kelso Capital Corp.	1,278	12,640
BlackRock, Inc.	9,717	1,713,787
Charles Schwab Corp. (The)	40,625	548,031
Fifth Street Finance Corp.	1,506	15,798
Franklin Resources, Inc.	2,566	301,248
Goldman Sachs Group, Inc. (The)	9,030	954,652
Hercules Technology Growth Capital, Inc.	1,168	13,070
HFF, Inc., Class A(1)	1,692	22,504
Janus Capital Group, Inc.	5,876	51,239
KKR & Co. LP	75,700	1,078,725
Morgan Stanley	15,280	229,200
Northern Trust Corp.	31,056	1,442,241
PennantPark Investment Corp.	4,148	45,047
Solar Capital Ltd.	971	22,459
State Street Corp.	4,415	183,664
Stifel Financial Corp.(1)	533	17,419
Triangle Capital Corp.	2,944	72,275
UBS AG	41,040	459,105
Waddell & Reed Financial, Inc.	1,029	30,458
WisdomTree Investments, Inc.(1)	2,464	15,375

		10,163,250

CHEMICALS — 2.2%
A. Schulman, Inc.	705	17,124

Air Liquide SA	3,373	396,891
Airgas, Inc.	14,200	1,179,594
Albemarle Corp.	12,000	656,760
BASF SE	15,450	1,201,154
Celanese Corp.	11,100	424,686
CF Industries Holdings, Inc.	6,775	1,402,493
Christian Hansen Holding A/S	42,933	1,281,290
E.I. du Pont de Nemours & Co.	31,716	1,577,871
Eastman Chemical Co.	23,000	1,270,980
Flotek Industries, Inc.(1)	2,902	34,331
FMC Corp.	36,600	1,988,112
Georgia Gulf Corp.	584	23,150
H.B. Fuller Co.	2,838	86,304
Hawkins, Inc.	885	34,179
Huntsman Corp.	30,679	441,164
Innophos Holdings, Inc.	720	34,049
Intrepid Potash, Inc.(1)	2,309	51,791
Kraton Performance Polymers, Inc.(1)	524	11,240
LG Chem Ltd.	1,160	307,732
LyondellBasell Industries NV, Class A	23,983	1,171,330
Mexichem SAB de CV	132,758	597,641
Minerals Technologies, Inc.	5,119	347,119
Monsanto Co.	44,794	3,902,005
NewMarket Corp.	1,311	322,663
Olin Corp.	9,861	211,321
OM Group, Inc.(1)	789	14,549
PPG Industries, Inc.	6,489	713,920
Rentech Nitrogen Partners LP	1,084	36,823
Rockwood Holdings, Inc.	13,419	635,255
Sensient Technologies Corp.	430	15,416
Sherwin-Williams Co. (The)	1,500	214,620
Sociedad Quimica y Minera de Chile SA ADR	7,775	479,251
Syngenta AG	6,390	2,154,542
Tredegar Corp.	1,696	27,441
Valspar Corp.	8,614	459,471
W.R. Grace & Co.(1)	1,239	71,565

		23,795,827

COMMERCIAL BANKS — 3.6%
American National Bankshares, Inc.	1,910	42,593
Banco Bilbao Vizcaya Argentaria SA	78,275	597,913
Banco Latinoamericano de Comercio Exterior SA E Shares	2,371	49,933
Bancorp, Inc.(1)	2,477	23,953
BancorpSouth, Inc.	1,804	26,591
Bank of Montreal	16,928	990,288
Bank of Nova Scotia	12,314	652,708
BankUnited, Inc.	4,552	114,938
BB&T Corp.	28,052	884,760
BNP Paribas SA	39,031	1,696,415
BOK Financial Corp.	574	33,045
Boston Private Financial Holdings, Inc.	3,614	34,297
Cathay General Bancorp.	5,175	84,715
China Minsheng Banking Corp. Ltd. H Shares	903,000	735,817
City National Corp.	1,634	83,906

Comerica, Inc.	41,881	1,286,165
Commerce Bancshares, Inc.	17,165	690,548
Commonwealth Bank of Australia	24,628	1,392,827
Community Bank System, Inc.	1,629	45,677
Credicorp Ltd.	8,373	1,009,198
Cullen/Frost Bankers, Inc.	5,482	304,799
CVB Financial Corp.	1,580	18,881
DBS Group Holdings Ltd.	93,000	1,078,099
F.N.B. Corp.	3,579	39,190
First Financial Bancorp	1,465	23,850
First Horizon National Corp.	5,547	49,701
First Interstate Bancsystem, Inc.	2,000	28,600
First Midwest Bancorp., Inc.	2,292	27,068
First Niagara Financial Group, Inc.	2,042	16,111
FirstMerit Corp.	1,687	26,469
Fulton Financial Corp.	5,441	52,941
Grupo Financiero Banorte SAB de CV	101,375	516,096
Hancock Holding Co.	755	22,378
HDFC Bank Ltd.	74,450	796,832
HDFC Bank Ltd. ADR	15,952	535,668
Heritage Financial Corp.	3,072	42,977
Home Bancshares, Inc.	3,188	100,454
HSBC Holdings plc (Hong Kong)	152,854	1,322,405
ICICI Bank Ltd. ADR	17,870	581,311
Industrial & Commercial Bank of China Ltd. H Shares	894,770	484,536
Itau Unibanco Holding SA Preference Shares	53,200	840,497
Kasikornbank PCL NVDR	350,300	1,889,284
KeyCorp	33,587	283,138
Lakeland Financial Corp.	1,474	39,149
Lloyds Banking Group plc(1)	1,539,656	814,344
MB Financial, Inc.	1,169	23,871
National Bankshares, Inc.	1,262	40,068
Old National Bancorp.	1,748	23,074
Pacific Continental Corp.	2,751	24,731
Park Sterling Corp.(1)	6,502	31,210
Pinnacle Financial Partners, Inc.(1)	2,548	48,769
PNC Financial Services Group, Inc.	27,324	1,698,460
Popular, Inc.(1)	3,137	49,690
Powszechna Kasa Oszczednosci Bank Polski SA	56,762	609,700
PT Bank Mandiri (Persero) Tbk	1,385,319	1,133,245
PT Bank Rakyat Indonesia (Persero) Tbk	516,500	376,473
Sberbank of Russia	819,378	2,381,112
Signature Bank(1)	773	49,959
Standard Chartered plc	54,703	1,208,660
SunTrust Banks, Inc.	10,406	261,919
Susquehanna Bancshares, Inc.	3,641	38,267
Swedbank AB A Shares	70,027	1,225,594
TCF Financial Corp.	3,454	38,408
Texas Capital Bancshares, Inc.(1)	2,710	124,714
Trico Bancshares	1,946	29,891
Trustmark Corp.	1,214	28,760
Turkiye Garanti Bankasi AS	387,584	1,661,805
Turkiye Halk Bankasi AS	51,223	461,773

U.S. Bancorp	36,960	1,234,834
UMB Financial Corp.	956	46,873
Umpqua Holdings Corp.	1,928	24,370
United Bankshares, Inc.	954	23,211
Washington Banking Co.	1,717	23,403
Webster Financial Corp.	524	11,151
Wells Fargo & Co.	141,384	4,811,297
Westamerica Bancorp.	8,767	408,104
Wintrust Financial Corp.	493	18,443

		38,582,904

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Aggreko plc	24,761	927,876
Avery Dennison Corp.	4,820	150,529
Brink's Co. (The)	1,004	22,349
Clean Harbors, Inc.(1)	13,200	717,948
Deluxe Corp.	3,212	91,124
G&K Services, Inc., Class A	2,426	76,104
HNI Corp.	1,815	50,312
Metalico, Inc.(1)	7,189	16,535
Mine Safety Appliances Co.	1,050	36,613
Republic Services, Inc.	59,033	1,632,262
Stericycle, Inc.(1)	17,100	1,564,992
SYKES Enterprises, Inc.(1)	3,147	42,453
US Ecology, Inc.	992	18,650
Waste Management, Inc.	7,187	248,526

		5,596,273

COMMUNICATIONS EQUIPMENT — 0.9%
AAC Technologies Holdings, Inc.	114,000	387,303
Aruba Networks, Inc.(1)	2,449	48,123
Bel Fuse, Inc., Class B	2,368	46,129
Brocade Communications Systems, Inc.(1)	45,373	263,163
Cisco Systems, Inc.	264,548	5,047,576
F5 Networks, Inc.(1)	9,505	926,642
InterDigital, Inc.	868	29,295
Ixia(1)	4,172	61,912
Netgear, Inc.(1)	1,499	54,818
Oplink Communications, Inc.(1)	1,411	22,675
Palo Alto Networks, Inc.(1)	10,017	644,894
Plantronics, Inc.	494	17,616
Polycom, Inc.(1)	2,373	24,727
Procera Networks, Inc.(1)	3,451	73,127
QUALCOMM, Inc.	37,035	2,276,171
Sycamore Networks, Inc.(1)	2,697	39,862
Telular Corp.	3,123	29,887

		9,993,920

COMPUTERS AND PERIPHERALS — 2.8%
Apple, Inc.	31,136	20,712,913
Electronics for Imaging, Inc.(1)	1,719	26,559
EMC Corp.(1)	136,273	3,582,617
Gemalto NV	13,135	1,041,001
Hewlett-Packard Co.	34,960	590,125

QLogic Corp.(1)	2,502	30,449
SanDisk Corp.(1)	7,593	312,983
Seagate Technology plc	59,323	1,898,929
Synaptics, Inc.(1)	600	18,252
Western Digital Corp.(1)	34,973	1,462,571

		29,676,399

CONSTRUCTION AND ENGINEERING — 0.4%
Chicago Bridge & Iron Co. NV New York Shares	41,585	1,531,160
China Railway Construction Corp. Ltd. H Shares	343,500	259,531
EMCOR Group, Inc.	1,000	27,630
Granite Construction, Inc.	1,700	46,869
KBR, Inc.	22,300	604,107
Pike Electric Corp.(1)	4,048	36,027
Quanta Services, Inc.(1)	50,700	1,216,800
URS Corp.	11,531	419,844

		4,141,968

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	2,371	101,123
Headwaters, Inc.(1)	11,631	77,346
HeidelbergCement AG	10,822	546,790
James Hardie Industries SE	52,294	452,751
PT Semen Gresik (Persero) Tbk	543,500	706,807
Siam Cement PCL NVDR	60,800	644,187

		2,529,004

CONSUMER FINANCE — 0.4%
American Express Co.	28,778	1,677,757
Cash America International, Inc.	19,116	742,083
Discover Financial Services	54,000	2,091,420

		4,511,260

CONTAINERS AND PACKAGING — 0.1%
Bemis Co., Inc.	16,316	493,722
Graphic Packaging Holding Co.(1)	7,905	44,189
Klabin SA Preference Shares	86,200	388,132
Packaging Corp. of America	912	29,202
Sonoco Products Co.	5,178	158,395

		1,113,640

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	393	17,897
LKQ Corp.(1)	10,702	403,894
Pool Corp.	1,647	64,875

		486,666

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	1,167	31,334
Coinstar, Inc.(1)	7,744	395,873
Grand Canyon Education, Inc.(1)	2,246	47,436
Sotheby's	2,363	73,867
Steiner Leisure, Ltd.(1)	747	34,915

		583,425

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Bank of America Corp.	119,382	953,862
CBOE Holdings, Inc.	555	15,784
Chailease Holding Co. Ltd.	356,659	601,358
Citigroup, Inc.	46,850	1,391,913
Compass Diversified Holdings	1,205	17,726
JPMorgan Chase & Co.	130,734	4,855,461
MarketAxess Holdings, Inc.	2,197	71,556
McGraw-Hill Cos., Inc. (The)	17,400	890,880
NYSE Euronext	24,843	622,317
ORIX Corp.	16,480	1,523,919

		10,944,776

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	126,079	4,619,534
CenturyLink, Inc.	24,132	1,019,818
China Unicom Ltd. ADR	30,995	491,581
Iliad SA	4,342	688,132
Premiere Global Services, Inc.(1)	5,722	52,986
Telenor ASA	52,694	962,892
tw telecom, inc. Class A(1)	52,518	1,320,828
Verizon Communications, Inc.	111,777	4,799,704

		13,955,475

ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	10,810	464,722
Cleco Corp.	6,245	255,608
El Paso Electric Co.	1,824	60,356
Empire District Electric Co. (The)	25,549	539,339
Exelon Corp.	9,280	338,442
Great Plains Energy, Inc.	40,374	860,774
IDACORP, Inc.	8,264	342,543
Northeast Utilities	9,238	347,995
NV Energy, Inc.	45,653	800,754
Pinnacle West Capital Corp.	10,080	517,809
PNM Resources, Inc.	1,235	25,404
Portland General Electric Co.	14,121	379,008
PPL Corp.	17,050	500,076
Unitil Corp.	649	17,134
UNS Energy Corp.	587	23,515
Westar Energy, Inc.	23,475	683,592
Xcel Energy, Inc.	40,160	1,120,062

		7,277,133

ELECTRICAL EQUIPMENT — 0.2%
ABB Ltd. ADR	15,313	265,221
Acuity Brands, Inc.	976	62,620
Brady Corp., Class A	11,652	327,188
Emerson Electric Co.	4,375	221,900
Encore Wire Corp.	2,223	62,955
Franklin Electric Co., Inc.	873	47,343
II-VI, Inc.(1)	921	17,131
LSI Industries, Inc.	1,963	12,799
Rockwell Automation, Inc.	1,767	127,330

Schneider Electric SA	14,590	921,419

		2,065,906

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.9%
Benchmark Electronics, Inc.(1)	771	12,375
Brightpoint, Inc.(1)	3,151	28,264
Cognex Corp.	1,884	67,994
Coherent, Inc.(1)	773	36,401
Electro Scientific Industries, Inc.	1,341	16,441
FLIR Systems, Inc.	1,884	37,303
Hitachi Ltd.	117,000	670,962
Hon Hai Precision Industry Co. Ltd.	880,019	2,491,590
Ingram Micro, Inc. Class A(1)	1,821	27,807
IPG Photonics Corp.(1)	712	43,781
Jabil Circuit, Inc.	46,700	1,063,826
Littelfuse, Inc.	2,423	124,276
Methode Electronics, Inc.	3,152	29,597
Molex, Inc., Class A	11,082	245,910
Murata Manufacturing Co. Ltd.	11,500	566,958
OSI Systems, Inc.(1)	1,515	112,261
Park Electrochemical Corp.	2,332	60,585
Plexus Corp.(1)	488	14,586
Power-One, Inc.(1)	15,113	92,794
TE Connectivity Ltd.	11,095	390,211
Tech Data Corp.(1)	11,039	536,275
Trimble Navigation Ltd.(1)	53,098	2,604,457
Universal Display Corp.(1)	1,001	40,410

		9,315,064

ENERGY EQUIPMENT AND SERVICES — 1.7%
Baker Hughes, Inc.	16,600	756,960
Bristow Group, Inc.	833	39,059
Core Laboratories NV	14,040	1,715,548
Dril-Quip, Inc.(1)	1,356	94,974
Eurasia Drilling Co. Ltd. GDR	2,237	67,222
Helix Energy Solutions Group, Inc.(1)	41,173	725,468
Helmerich & Payne, Inc.	4,089	186,622
Hornbeck Offshore Services, Inc.(1)	7,309	283,882
Key Energy Services, Inc.(1)	4,597	36,362
Mitcham Industries, Inc.(1)	3,277	50,138
National Oilwell Varco, Inc.	20,020	1,577,576
Oceaneering International, Inc.	39,140	2,095,556
Oil States International, Inc.(1)	11,600	907,584
Petrofac Ltd.	73,685	1,757,352
Pioneer Energy Services Corp.(1)	3,025	23,292
RigNet, Inc.(1)	1,923	34,152
Saipem SpA	46,807	2,222,488
Schlumberger Ltd.	56,113	4,061,459
Technip SA	13,806	1,454,161
Tetra Technologies, Inc.(1)	2,572	16,487
Unit Corp.(1)	695	27,647

		18,133,989

FOOD AND STAPLES RETAILING — 2.3%
Almacenes Exito SA	20,859	340,789
Andersons, Inc. (The)	2,352	94,480
BIM Birlesik Magazalar AS	14,660	602,372
Brazil Pharma SA	70,000	425,883
Clicks Group Ltd.	114,380	782,679
Colruyt SA	7,019	333,232
Costco Wholesale Corp.	17,516	1,714,291
CP ALL PCL	712,600	784,576
CVS Caremark Corp.	79,714	3,630,973
Eurocash SA	33,696	406,674
Fresh Market, Inc. (The)(1)	5,000	288,600
Harris Teeter Supermarkets, Inc.	184	7,189
Jeronimo Martins SGPS SA	46,377	774,662
Kroger Co. (The)	66,519	1,482,043
Lawson, Inc.	18,600	1,425,378
Magnit OJSC GDR	64,296	2,050,400
SUPERVALU, Inc.	3,122	7,430
SYSCO Corp.	8,448	255,974
United Natural Foods, Inc.(1)	682	39,201
Village Super Market, Inc., Class A	1,077	35,897
Wal-Mart de Mexico SAB de CV	139,312	372,447
Wal-Mart Stores, Inc.	55,694	4,043,384
Weis Markets, Inc.	1,254	52,856
Whole Foods Market, Inc.	43,496	4,208,238

		24,159,648

FOOD PRODUCTS — 1.9%
Annie's, Inc.(1)	5,232	217,390
Archer-Daniels-Midland Co.	17,153	458,843
Campbell Soup Co.	40,220	1,413,331
ConAgra Foods, Inc.	58,098	1,458,841
Dole Food Co., Inc.(1)	1,360	17,517
General Mills, Inc.	9,972	392,199
Hain Celestial Group, Inc. (The)(1)	13,400	924,466
Hershey Co. (The)	11,328	813,577
Hillshire Brands Co.	22,889	596,716
J&J Snack Foods Corp.	1,622	92,616
Kellogg Co.	8,990	455,343
Kraft Foods, Inc., Class A	30,637	1,272,355
McCormick & Co., Inc.	22,000	1,351,680
Mead Johnson Nutrition Co.	45,080	3,305,716
Nestle SA	48,924	3,041,415
Orion Corp.	900	729,757
Ralcorp Holdings, Inc.(1)	13,374	949,019
Smithfield Foods, Inc.(1)	21,189	409,371
Snyders-Lance, Inc.	1,006	23,530
Tyson Foods, Inc., Class A	553	8,660
Unilever plc	49,603	1,783,176

		19,715,518

GAS UTILITIES — 0.2%
AGL Resources, Inc.	17,950	711,718
Atmos Energy Corp.	927	32,389

Laclede Group, Inc. (The)	989	41,785
ONEOK, Inc.	31,400	1,398,242
South Jersey Industries, Inc.	470	23,791
Southwest Gas Corp.	864	36,936
WGL Holdings, Inc.	417	16,280

		2,261,141

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Abaxis, Inc.(1)	603	22,594
Align Technology, Inc.(1)	1,762	59,820
Analogic Corp.	337	23,425
Arthrocare Corp.(1)	574	16,979
Becton, Dickinson and Co.	7,086	538,394
Boston Scientific Corp.(1)	57,947	312,914
CareFusion Corp.(1)	36,244	952,130
Cie Generale d'Optique Essilor International SA	10,010	873,660
Conceptus, Inc.(1)	909	17,280
Cooper Cos., Inc. (The)	14,665	1,229,660
Covidien plc	7,792	436,742
Cutera, Inc.(1)	2,156	15,566
Cyberonics, Inc.(1)	739	36,898
DENTSPLY International, Inc.	9,153	331,979
DexCom, Inc.(1)	1,848	24,578
Edwards Lifesciences Corp.(1)	13,170	1,344,789
Elekta AB B Shares	15,643	797,244
Haemonetics Corp.(1)	624	45,970
HeartWare International, Inc.(1)	366	32,783
Hill-Rom Holdings, Inc.	12,213	338,666
ICU Medical, Inc.(1)	914	50,727
IDEXX Laboratories, Inc.(1)	15,578	1,480,845
Insulet Corp.(1)	1,287	26,988
Integra LifeSciences Holdings Corp.(1)	1,191	46,854
Intuitive Surgical, Inc.(1)	3,075	1,512,254
MAKO Surgical Corp.(1)	949	15,640
Masimo Corp.(1)	1,308	28,881
Medtronic, Inc.	74,707	3,037,587
Meridian Bioscience, Inc.	1,053	18,617
Mettler-Toledo International, Inc.(1)	6,800	1,122,748
Neogen Corp.(1)	631	24,634
NxStage Medical, Inc.(1)	1,271	16,205
OraSure Technologies, Inc.(1)	1,453	14,109
Orthofix International NV(1)	1,393	58,952
ResMed, Inc.(1)	17,848	670,549
St. Jude Medical, Inc.	34,427	1,299,964
STERIS Corp.	13,309	455,700
Stryker Corp.	6,369	339,213
Utah Medical Products, Inc.	997	33,709
Volcano Corp.(1)	1,327	37,528
West Pharmaceutical Services, Inc.	577	27,321
Young Innovations, Inc.	3,782	140,955
Zimmer Holdings, Inc.	20,046	1,238,442

		19,150,493

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Accretive Health, Inc.(1)	1,528	18,168
Aetna, Inc.	14,090	541,197
Air Methods Corp.(1)	326	37,992
AmerisourceBergen Corp.	31,447	1,211,338
Amsurg Corp.(1)	580	17,058
Bio-Reference Labs, Inc.(1)	670	17,500
Catamaran Corp.(1)	44,000	3,834,600
Centene Corp.(1)	1,293	52,509
Chemed Corp.	505	33,345
CIGNA Corp.	5,462	249,996
DaVita, Inc.(1)	5,546	539,459
Emeritus Corp.(1)	826	16,537
Express Scripts Holding Co.(1)	56,035	3,508,912
Fresenius Medical Care AG & Co. KGaA	9,480	683,600
HealthSouth Corp.(1)	4,021	92,081
HMS Holdings Corp.(1)	2,128	73,331
Humana, Inc.	16,058	1,125,345
IPC The Hospitalist Co., Inc.(1)	486	21,476
Landauer, Inc.	276	16,185
LifePoint Hospitals, Inc.(1)	16,494	666,687
Magellan Health Services, Inc.(1)	496	24,607
McKesson Corp.	15,440	1,344,978
MWI Veterinary Supply, Inc.(1)	333	33,573
National Healthcare Corp.	738	32,981
Owens & Minor, Inc.	3,056	85,537
Patterson Cos., Inc.	11,608	394,324
PSS World Medical, Inc.(1)	2,750	59,372
Quest Diagnostics, Inc.	6,820	412,405
Team Health Holdings, Inc.(1)	732	20,899
U.S. Physical Therapy, Inc.	581	15,089
UnitedHealth Group, Inc.	33,553	1,821,928
VCA Antech, Inc.(1)	2,068	39,995
WellCare Health Plans, Inc.(1)	520	29,479
WellPoint, Inc.	17,391	1,041,199

		18,113,682

HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc.(1)	903	79,798
Cerner Corp.(1)	20,224	1,479,183
Computer Programs & Systems, Inc.	318	16,075
HealthStream, Inc.(1)	599	17,024
Quality Systems, Inc.	1,088	19,225

		1,611,305

HOTELS, RESTAURANTS AND LEISURE — 1.4%
AFC Enterprises, Inc.(1)	2,490	59,810
Bally Technologies, Inc.(1)	6,497	287,752
Bloomin' Brands, Inc.(1)	921	11,955
Bob Evans Farms, Inc.	568	22,345
Brinker International, Inc.	2,397	82,601
Carnival Corp.	10,220	354,430
Carnival plc	10,412	356,941
CEC Entertainment, Inc.	13,520	401,679

Cedar Fair LP	3,428	110,005
Chipotle Mexican Grill, Inc.(1)	4,671	1,348,237
Compass Group plc	53,124	598,063
Dunkin' Brands Group, Inc.	21,000	611,730
Genting Malaysia Bhd	2,900	3,278
Hotel Shilla Co. Ltd.	7,705	364,665
Intercontinental Hotels Group plc	42,875	1,092,670
International Game Technology	20,216	248,455
International Speedway Corp., Class A	5,804	154,444
Jack in the Box, Inc.(1)	627	16,358
Marriott International, Inc. Class A	45,275	1,705,962
McDonald's Corp.	19,468	1,742,191
Panera Bread Co., Class A(1)	4,900	759,010
Papa John's International, Inc.(1)	1,593	82,024
Sands China Ltd.	108,000	381,539
Shuffle Master, Inc.(1)	2,200	33,374
Six Flags Entertainment Corp.	720	39,766
Speedway Motorsports, Inc.	3,768	57,763
Starbucks Corp.	31,676	1,571,446
Starwood Hotels & Resorts Worldwide, Inc.	20,900	1,152,217
Vail Resorts, Inc.	372	19,177
Whitbread plc	35,815	1,211,307
WMS Industries, Inc.(1)	1,481	23,592
Wyndham Worldwide Corp.	4,100	213,774
Yum! Brands, Inc.	3,108	198,042

		15,316,602

HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc.(1)	523	23,953
CSS Industries, Inc.	1,867	37,284
Electrolux AB	29,608	717,152
Garmin Ltd.	27,035	1,090,862
Haier Electronics Group Co. Ltd.(1)	531,000	625,072
Helen of Troy Ltd.(1)	580	18,235
Lennar Corp., Class A	26,000	843,180
M.D.C. Holdings, Inc.	3,777	130,986
M/I Homes, Inc.(1)	5,958	114,990
Mohawk Industries, Inc.(1)	11,335	816,687
Newell Rubbermaid, Inc.	23,438	420,243
PulteGroup, Inc.(1)	11,200	153,216
Standard Pacific Corp.(1)	33,493	224,403
Toll Brothers, Inc.(1)	34,900	1,141,928
Tupperware Brands Corp.	928	49,630
Whirlpool Corp.	4,050	305,613

		6,713,434

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	32,373	1,772,098
Clorox Co.	4,407	320,609
Colgate-Palmolive Co.	11,939	1,269,235
Energizer Holdings, Inc.	4,311	297,028
Henkel AG & Co. KGaA Preference Shares	4,689	354,400
Kimberly-Clark Corp.	10,964	916,591
LG Household & Health Care Ltd.	1,475	808,593

Procter & Gamble Co. (The)	50,841	3,416,007
Unicharm Corp.	23,500	1,367,169

		10,521,730

INDUSTRIAL CONGLOMERATES — 1.1%
Alfa SAB de CV, Series A	40,992	656,987
Danaher Corp.	56,241	3,012,830
General Electric Co.	216,986	4,493,780
Keppel Corp. Ltd.	92,000	825,897
Koninklijke Philips Electronics NV	23,096	531,037
Raven Industries, Inc.	4,454	135,268
Standex International Corp.	918	40,980
Tyco International Ltd.	27,414	1,545,601

		11,242,380

INSURANCE — 2.5%
ACE Ltd.	15,552	1,146,649
Admiral Group plc	22,139	416,920
Aflac, Inc.	29,951	1,383,137
AIA Group Ltd.	153,900	528,811
Allied World Assurance Co. Holdings AG	13,471	1,057,878
Allstate Corp. (The)	28,330	1,056,142
Alterra Capital Holdings Ltd.	2,083	47,846
American Equity Investment Life Holding Co.	1,469	16,982
American International Group, Inc.(1)	2,320	79,646
AMERISAFE, Inc.(1)	1,464	36,805
Amtrust Financial Services, Inc.	1,960	51,102
Aon plc	12,108	629,132
Aspen Insurance Holdings Ltd.	1,813	52,722
Assurant, Inc.	11,909	419,792
Axis Capital Holdings Ltd.	5,129	174,745
Baldwin & Lyons, Inc., Class B	2,011	45,288
Berkshire Hathaway, Inc., Class B(1)	19,760	1,666,558
Brown & Brown, Inc.	21,985	576,886
Chubb Corp. (The)	11,486	848,701
Discovery Holdings Ltd.	103,741	712,101
Everest Re Group Ltd.	8,982	931,074
Hanover Insurance Group, Inc. (The)	776	27,695
HCC Insurance Holdings, Inc.	26,324	870,798
Infinity Property & Casualty Corp.	781	43,814
Loews Corp.	41,612	1,691,528
Marsh & McLennan Cos., Inc.	49,836	1,702,896
MetLife, Inc.	39,566	1,350,388
Muenchener Rueckversicherungs AG	12,316	1,823,298
National Financial Partners Corp.(1)	2,461	36,275
Ping An Insurance Group Co. H Shares	169,000	1,220,224
Platinum Underwriters Holdings Ltd.	1,272	50,549
Primerica, Inc.	898	26,186
Principal Financial Group, Inc.	25,869	709,845
ProAssurance Corp.	586	52,289
Protective Life Corp.	924	26,103
Prudential Financial, Inc.	39,425	2,149,057
Reinsurance Group of America, Inc.	434	25,493
Symetra Financial Corp.	16,192	197,866

Torchmark Corp.	3,160	161,729
Travelers Cos., Inc. (The)	20,008	1,295,318
United Fire Group, Inc.	2,233	49,439
Unum Group	19,360	377,714
Validus Holdings Ltd.	8,858	296,832
Zurich Financial Services AG	3,393	815,642

		26,879,895

INTERNET AND CATALOG RETAIL — 0.6%
Amazon.com, Inc.(1)	13,277	3,295,750
Expedia, Inc.	14,409	740,046
HSN, Inc.	1,328	59,800
priceline.com, Inc.(1)	1,900	1,148,683
Rakuten, Inc.	110,996	1,071,754

		6,316,033

INTERNET SOFTWARE AND SERVICES — 1.5%
Baidu, Inc. ADR(1)	11,007	1,226,620
Blucora, Inc.(1)	6,993	107,762
CoStar Group, Inc.(1)	1,019	82,794
Dice Holdings, Inc.(1)	2,420	19,312
eBay, Inc.(1)	14,116	670,087
Google, Inc., Class A(1)	12,089	8,282,053
LinkedIn Corp., Class A(1)	7,300	783,290
Liquidity Services, Inc.(1)	847	44,374
Mail.ru Group Ltd. GDR	4,785	156,804
Perficient, Inc.(1)	4,838	51,815
Qihoo 360 Technology Co. Ltd. ADR(1)	16,561	370,801
Rackspace Hosting, Inc.(1)	27,967	1,677,461
SPS Commerce, Inc.(1)	419	14,644
Stamps.com, Inc.(1)	1,713	37,926
Tencent Holdings Ltd.	73,500	2,245,953
ValueClick, Inc.(1)	4,246	69,040
Web.com Group, Inc.(1)	4,510	75,091

		15,915,827

IT SERVICES — 2.1%
Accenture plc, Class A	30,708	1,891,613
Alliance Data Systems Corp.(1)	31,700	4,363,505
Automatic Data Processing, Inc.	25,417	1,476,219
Cardtronics, Inc.(1)	2,208	62,376
Cielo SA	32,942	983,765
Convergys Corp.	2,909	45,119
DST Systems, Inc.	2,185	111,173
Fiserv, Inc.(1)	3,380	241,028
FleetCor Technologies, Inc.(1)	1,048	45,253
Heartland Payment Systems, Inc.	5,197	157,885
International Business Machines Corp.	36,236	7,060,585
MasterCard, Inc., Class A	4,455	1,884,019
MAXIMUS, Inc.	904	49,168
NeuStar, Inc., Class A(1)	1,205	45,272
Teradata Corp.(1)	39,100	2,986,458
Total System Services, Inc.	719	16,666
Visa, Inc., Class A	8,113	1,040,492

Wright Express Corp.(1)	400	26,336

		22,486,932

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Brunswick Corp.	2,264	53,634
Hasbro, Inc.	3,284	123,183
Polaris Industries, Inc.	3,646	274,143
Smith & Wesson Holding Corp.(1)	7,855	63,154
Sturm Ruger & Co., Inc.	1,099	47,587

		561,701

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	47,240	1,755,438
Covance, Inc.(1)	825	39,427
Life Technologies Corp.(1)	14,484	691,032
Luminex Corp.(1)	1,067	20,636
PAREXEL International Corp.(1)	1,478	42,551
Sequenom, Inc.(1)	2,791	10,243

		2,559,327

MACHINERY — 1.8%
Actuant Corp., Class A	6,743	189,613
Altra Holdings, Inc.	3,387	62,355
Atlas Copco AB A Shares	21,802	487,913
Barnes Group, Inc.	1,404	33,233
Briggs & Stratton Corp.	1,916	33,185
Chart Industries, Inc.(1)	16,100	1,123,780
CLARCOR, Inc.	926	44,578
Cummins, Inc.	14,108	1,370,028
Deere & Co.	9,107	684,027
Dover Corp.	8,960	517,978
Dynamic Materials Corp.	1,930	31,189
Eaton Corp.	8,270	369,834
FANUC Corp.	5,500	898,461
FreightCar America, Inc.	1,236	22,149
Gardner Denver, Inc.	556	33,516
IDEX Corp.	820	32,685
Illinois Tool Works, Inc.	29,611	1,755,636
Ingersoll-Rand plc	4,760	222,578
ITT Corp.	21,860	435,014
Joy Global, Inc.	10,800	576,504
Kaydon Corp.	18,502	411,484
Kennametal, Inc.	2,155	79,390
Kone Oyj	11,527	705,360
Kubota Corp.	104,000	998,889
Lincoln Electric Holdings, Inc.	526	21,697
Lindsay Corp.	1,520	99,347
Marcopolo SA Preference Shares	67,600	384,640
Middleby Corp.(1)	750	86,362
Mitsubishi Heavy Industries Ltd.	279,000	1,154,556
Mueller Industries, Inc., Class A	406	17,499
NN, Inc.(1)	7,859	66,251
Oshkosh Corp.(1)	14,394	364,744
PACCAR, Inc.	11,940	476,525

Parker-Hannifin Corp.	15,904	1,272,002
Sauer-Danfoss, Inc.	22,736	866,924
Stanley Black & Decker, Inc.	3,622	238,255
Titan International, Inc.	9,225	192,618
Trinity Industries, Inc.	24,800	702,832
Valmont Industries, Inc.	7,400	937,950
Volvo AB B Shares	31,013	393,154
Woodward, Inc.	7,565	264,245

		18,658,980

MARINE†
Diana Shipping, Inc.(1)	2,334	15,428

MEDIA — 1.8%
Belo Corp. Class A	7,645	55,809
CBS Corp., Class B	110,284	4,007,721
Charter Communications, Inc., Class A(1)	3,851	299,608
Comcast Corp., Class A	72,397	2,427,471
DISH Network Corp., Class A	34,272	1,096,361
Entercom Communications Corp., Class A(1)	4,759	30,124
Entravision Communications Corp., Class A	19,116	21,792
Focus Media Holding Ltd. ADR	18,977	456,397
Gannett Co., Inc.	1,236	18,861
Kabel Deutschland Holding AG(1)	21,541	1,427,868
Liberty Global, Inc. Class A(1)	7,900	436,633
LIN TV Corp., Class A(1)	9,787	39,637
Naspers Ltd. N Shares	13,306	774,323
PT Media Nusantara Citra Tbk	1,488,000	331,620
Publicis Groupe SA	7,618	395,398
ReachLocal, Inc.(1)	2,129	26,762
Regal Entertainment Group Class A	58,254	809,731
Scholastic Corp.	1,168	35,682
Scripps Networks Interactive, Inc. Class A	9,249	546,616
SES SA	20,025	515,335
Sirius XM Radio, Inc.(1)	205,400	519,662
Thomson Reuters Corp.	9,611	273,433
Time Warner Cable, Inc.	28,346	2,517,692
Time Warner, Inc.	25,940	1,077,807
Viacom, Inc., Class B	20,689	1,034,657

		19,177,000

METALS AND MINING — 1.2%
Antofagasta plc	70,277	1,235,295
BHP Billiton Ltd.	68,794	2,259,458
Carpenter Technology Corp.	16,500	779,790
Coeur d'Alene Mines Corp.(1)	44,833	1,030,711
Freeport-McMoRan Copper & Gold, Inc.	23,440	846,418
Globe Specialty Metals, Inc.	2,063	30,099
Hecla Mining Co.	6,267	33,905
Koza Altin Isletmeleri AS	23,315	458,815
Newmont Mining Corp.	10,258	519,875
Nucor Corp.	33,132	1,247,420
Rio Tinto plc	35,902	1,559,427
RTI International Metals, Inc.(1)	216	4,685
Schnitzer Steel Industries, Inc. Class A	575	15,882

Southern Copper Corp.	13,681	445,180
Titanium Metals Corp.	4,171	51,053
Umicore SA	22,563	1,070,484
Vale SA Preference Shares	73,200	1,182,797

		12,771,294

MULTI-UTILITIES — 0.4%
Ameren Corp.	27,836	910,794
Avista Corp.	1,234	31,344
Black Hills Corp.	1,112	38,031
DTE Energy Co.	6,763	394,959
E.ON AG	23,719	545,510
NorthWestern Corp.	711	26,023
PG&E Corp.	30,596	1,328,172
Public Service Enterprise Group, Inc.	36,062	1,141,723
Wisconsin Energy Corp.	5,467	207,527

		4,624,083

MULTILINE RETAIL — 1.0%
Dillard's, Inc., Class A	14,504	1,088,960
Dollar General Corp.(1)	22,126	1,129,975
Dollar Tree, Inc.(1)	40,000	1,926,800
Family Dollar Stores, Inc.	12,800	814,592
Gordmans Stores, Inc.(1)	1,089	19,145
Kohl's Corp.	8,590	448,398
Macy's, Inc.	72,981	2,941,864
SACI Falabella	53,351	484,332
Target Corp.	24,318	1,558,541

		10,412,607

OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	494	18,421

OIL, GAS AND CONSUMABLE FUELS — 4.8%
Alliance Resource Partners LP	631	39,078
Alon USA Energy, Inc.	2,768	37,866
Apache Corp.	12,908	1,106,861
Banpu PCL	29,950	430,110
Berry Petroleum Co., Class A	1,787	65,833
BG Group plc	66,891	1,368,023
Bill Barrett Corp.(1)	1,481	32,478
BP Prudhoe Bay Royalty Trust	249	21,994
Cabot Oil & Gas Corp.	49,900	2,066,359
Chevron Corp.	57,833	6,486,549
CNOOC Ltd.	573,000	1,084,540
Concho Resources, Inc.(1)	15,100	1,355,074
ConocoPhillips	28,296	1,606,930
Devon Energy Corp.	6,591	381,157
Dragon Oil plc	76,824	719,102
Energy XXI Bermuda Ltd.	23,330	767,324
ENI SpA	78,712	1,744,450
EOG Resources, Inc.	16,359	1,771,680
EQT Corp.	9,526	514,023
EQT Midstream Partners LP(1)	2,605	71,533
Exxaro Resources Ltd.	18,127	322,783

Exxon Mobil Corp.	106,623	9,308,188
Goodrich Petroleum Corp.(1)	2,144	27,229
Gulfport Energy Corp.(1)	5,189	136,471
Hugoton Royalty Trust	3,744	22,801
Imperial Oil Ltd.	22,382	1,021,977
Kodiak Oil & Gas Corp.(1)	90,996	813,504
Kunlun Energy Co. Ltd.	512,000	875,343
Marathon Petroleum Corp.	28,464	1,473,012
Murphy Oil Corp.	8,033	412,334
Noble Energy, Inc.	14,497	1,274,286
NovaTek OAO GDR	7,498	894,511
Occidental Petroleum Corp.	43,032	3,658,150
Pacific Coast Oil Trust	2,949	55,884
Pacific Rubiales Energy Corp.	14,648	358,120
Peabody Energy Corp.	7,810	168,930
Phillips 66	7,107	298,494
Rosetta Resources, Inc.(1)	2,471	106,105
Royal Dutch Shell plc, Class A	21,490	751,708
SandRidge Mississippian Trust II	1,268	26,387
Southwestern Energy Co.(1)	8,605	267,874
Statoil ASA	76,653	1,968,124
Stone Energy Corp.(1)	4,046	95,202
Suncor Energy, Inc.	31,465	984,225
Tesoro Logistics LP	617	26,883
Total SA ADR	13,950	695,547
Tullow Oil plc	24,271	525,283
Ultra Petroleum Corp.(1)	27,827	572,123
Ultrapar Participacoes SA	31,900	698,849
Vaalco Energy, Inc.(1)	11,415	84,585
Valero Energy Corp.	15,240	476,402
W&T Offshore, Inc.	3,615	62,395
Western Refining, Inc.	26,432	739,303

		50,873,976

PAPER AND FOREST PRODUCTS — 0.1%
Buckeye Technologies, Inc.	3,363	101,966
Clearwater Paper Corp.(1)	1,574	59,371
International Paper Co.	14,590	504,230
KapStone Paper and Packaging Corp.(1)	7,994	160,120
Neenah Paper, Inc.	1,772	49,457

		875,144

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	19,268	1,155,117
Hengan International Group Co. Ltd.	72,000	724,089
Inter Parfums, Inc.	1,854	30,776
L'Oreal SA	7,826	962,108
Prestige Brands Holdings, Inc.(1)	568	9,122

		2,881,212

PHARMACEUTICALS — 3.8%
Abbott Laboratories	85,666	5,614,550
Allergan, Inc.	17,983	1,548,876
Aspen Pharmacare Holdings Ltd.	60,705	1,036,746

Auxilium Pharmaceuticals, Inc.(1)	1,209	28,170
Bristol-Myers Squibb Co.	32,824	1,083,520
Eli Lilly & Co.	38,061	1,709,319
GlaxoSmithKline plc	50,176	1,135,326
Hospira, Inc.(1)	5,384	180,795
Impax Laboratories, Inc.(1)	2,436	57,660
Jazz Pharmaceuticals plc(1)	1,040	47,330
Johnson & Johnson	97,818	6,595,868
Medicines Co. (The)(1)	1,507	38,715
Medicis Pharmaceutical Corp., Class A	1,976	62,363
Merck & Co., Inc.	83,613	3,599,540
Nektar Therapeutics(1)	2,247	19,279
Novo Nordisk A/S B Shares	13,893	2,188,022
Optimer Pharmaceuticals, Inc.(1)	1,313	19,734
Par Pharmaceutical Cos., Inc.(1)	1,938	96,512
Perrigo Co.	19,600	2,155,412
Pfizer, Inc.	240,234	5,731,983
Questcor Pharmaceuticals, Inc.(1)	1,382	60,034
Roche Holding AG	12,360	2,250,097
Sanofi	29,281	2,395,768
Shire plc	24,980	759,972
ViroPharma, Inc.(1)	708	18,833
VIVUS, Inc.(1)	2,499	53,604
Watson Pharmaceuticals, Inc.(1)	17,600	1,431,760

		39,919,788

PROFESSIONAL SERVICES — 0.5%
Adecco SA	14,805	671,474
Advisory Board Co. (The)(1)	593	26,288
Capita Group plc (The)	92,632	1,061,959
CDI Corp.	3,093	50,942
Dun & Bradstreet Corp.	3,089	250,054
Equifax, Inc.	6,829	312,632
Experian plc	29,547	471,039
Heidrick & Struggles International, Inc.	927	11,421
IHS, Inc. Class A(1)	9,875	1,126,145
Kforce, Inc.(1)	1,390	16,291
On Assignment, Inc.(1)	4,836	79,842
SGS SA	459	925,981
Verisk Analytics, Inc. Class A(1)	14,000	679,280
WageWorks, Inc.(1)	865	14,757

		5,698,105

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
American Campus Communities, Inc.	13,676	637,575
American Tower Corp.	18,524	1,304,090
Annaly Capital Management, Inc.	9,652	167,076
Apartment Investment & Management Co., Class A	16,841	445,950
Associated Estates Realty Corp.	1,509	22,952
AvalonBay Communities, Inc.	6,999	990,498
BioMed Realty Trust, Inc.	3,063	56,757
Boston Properties, Inc.	10,084	1,130,719
Brandywine Realty Trust	24,700	301,340
BRE Properties, Inc.	5,163	257,737

Camden Property Trust	7,018	487,260
Campus Crest Communities, Inc.	4,333	46,796
Capstead Mortgage Corp.	1,177	16,878
CBL & Associates Properties, Inc.	16,793	358,866
Cedar Realty Trust, Inc.	5,331	29,267
Chimera Investment Corp.	7,496	19,040
CommonWealth REIT	1,831	27,410
CreXus Investment Corp.	1,634	16,797
DCT Industrial Trust, Inc.	32,316	204,237
DDR Corp.	29,204	444,485
DiamondRock Hospitality Co.	22,501	216,460
Digital Realty Trust, Inc.	26,305	1,959,986
Douglas Emmett, Inc.	16,100	386,239
Duke Realty Corp.	18,857	273,426
EastGroup Properties, Inc.	523	28,033
Education Realty Trust, Inc.	2,358	27,258
Equity Lifestyle Properties, Inc.	351	24,135
Equity One, Inc.	11,800	250,160
Equity Residential	16,000	966,400
Essex Property Trust, Inc.	1,105	167,938
Extra Space Storage, Inc.	10,755	366,853
Federal Realty Investment Trust	947	102,191
First Industrial Realty Trust, Inc.(1)	11,650	150,285
General Growth Properties, Inc.	28,356	583,566
Government Properties Income Trust	735	16,604
Hatteras Financial Corp.	1,359	39,397
HCP, Inc.	20,309	931,371
Health Care REIT, Inc.	8,487	495,980
Healthcare Realty Trust, Inc.	941	22,829
Hersha Hospitality Trust	6,343	31,588
Highwoods Properties, Inc.	457	14,903
Host Hotels & Resorts, Inc.	42,792	654,718
Kilroy Realty Corp.	9,084	428,856
Kimco Realty Corp.	26,271	533,827
LaSalle Hotel Properties	5,100	138,975
Lexington Realty Trust	5,916	55,492
Link Real Estate Investment Trust (The)	158,035	705,009
Macerich Co. (The)	9,090	541,491
Mack-Cali Realty Corp.	1,551	41,412
Medical Properties Trust, Inc.	1,756	18,104
MFA Financial, Inc.	4,622	37,854
Mid-America Apartment Communities, Inc.	857	58,276
National Retail Properties, Inc.	2,786	86,533
Newcastle Investment Corp.	28,551	216,988
Omega Healthcare Investors, Inc.	1,335	32,067
Pebblebrook Hotel Trust	4,396	103,877
PennyMac Mortgage Investment Trust	1,860	40,064
Piedmont Office Realty Trust, Inc., Class A	35,881	608,901
Post Properties, Inc.	7,137	364,344
ProLogis, Inc.	30,976	1,058,450
PS Business Parks, Inc.	575	39,198
Public Storage	6,300	917,028
Rayonier, Inc.	2,000	97,980

RLJ Lodging Trust	2,118	37,785
Sabra Health Care REIT, Inc.	2,318	44,436
Simon Property Group, Inc.	25,727	4,082,875
SL Green Realty Corp.	5,323	429,034
Sovran Self Storage, Inc.	1,389	78,965
Strategic Hotels & Resorts, Inc.(1)	20,589	125,593
Sun Communities, Inc.	1,953	89,467
Sunstone Hotel Investors, Inc.(1)	16,386	170,906
Taubman Centers, Inc.	6,232	498,685
UDR, Inc.	7,958	200,939
Urstadt Biddle Properties, Inc., Class A	1,772	34,554
Ventas, Inc.	27,037	1,770,653
Vornado Realty Trust	7,519	610,317
Washington Real Estate Investment Trust	901	24,201
Weyerhaeuser Co.	23,873	594,676

		29,593,862

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.7%
Agile Property Holdings Ltd.	272,000	312,122
BR Malls Participacoes SA	134,400	1,683,062
BR Properties SA	76,100	920,368
CBRE Group, Inc.(1)	90,913	1,573,704
China Overseas Land & Investment Ltd.	444,000	1,002,956
Daito Trust Construction Co. Ltd.	9,100	887,975
Forest City Enterprises, Inc. Class A(1)	7,300	110,084
Mitsubishi Estate Co. Ltd.	50,000	876,812

		7,367,083

ROAD AND RAIL — 0.8%
Canadian National Railway Co.	11,664	1,067,302
Celadon Group, Inc.	2,053	33,895
Heartland Express, Inc.	26,973	351,188
Kansas City Southern	38,000	2,938,540
Marten Transport Ltd.	2,092	36,903
Union Pacific Corp.	34,205	4,153,855
Werner Enterprises, Inc.	971	21,605

		8,603,288

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Analog Devices, Inc.	5,752	228,584
Applied Materials, Inc.	229,501	2,682,867
ARM Holdings plc	209,454	1,909,019
ASML Holding NV	30,980	1,754,863
Avago Technologies Ltd.	34,000	1,243,380
Broadcom Corp., Class A	61,992	2,202,576
Cirrus Logic, Inc.(1)	3,246	135,261
Cymer, Inc.(1)	224	12,701
Cypress Semiconductor Corp.	1,813	21,049
Diodes, Inc.(1)	924	17,085
Formfactor, Inc.(1)	3,518	17,907
Intel Corp.	134,552	3,340,926
Intersil Corp., Class A	4,623	40,821
KLA-Tencor Corp.	21,356	1,095,776
Linear Technology Corp.	33,357	1,101,615

M/A-COM Technology Solutions Holdings, Inc.(1)	3,180	36,633
Marvell Technology Group Ltd.	81,027	824,855
Nanometrics, Inc.(1)	4,021	61,240
Photronics, Inc.(1)	9,708	56,986
RF Micro Devices, Inc.(1)	4,503	16,886
Samsung Electronics Co. Ltd.	6,761	7,347,197
Semtech Corp.(1)	2,617	64,169
Silicon Image, Inc.(1)	5,527	26,143
Silicon Motion Technology Corp. ADR(1)	2,118	32,490
Skyworks Solutions, Inc.(1)	4,454	135,669
Spansion, Inc., Class A(1)	5,715	65,322
Taiwan Semiconductor Manufacturing Co. Ltd.	970,425	2,698,955
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	76,693	1,127,387
Teradyne, Inc.(1)	34,001	531,096
Texas Instruments, Inc.	2,299	66,763
Ultratech, Inc.(1)	3,754	123,807
Xilinx, Inc.	93,128	3,157,970

		32,177,998

SOFTWARE — 2.8%
Activision Blizzard, Inc.	9,431	110,909
Actuate Corp.(1)	6,606	46,176
Adobe Systems, Inc.(1)	32,804	1,025,781
Allot Communications Ltd.(1)	3,961	104,650
Aspen Technology, Inc.(1)	2,248	54,806
BroadSoft, Inc.(1)	1,192	43,162
CA, Inc.	35,987	936,742
Cadence Design Systems, Inc.(1)	7,790	102,828
Check Point Software Technologies Ltd.(1)	10,900	502,381
Citrix Systems, Inc.(1)	45,709	3,551,132
CommVault Systems, Inc.(1)	6,715	338,570
Compuware Corp.(1)	3,333	33,330
Fortinet, Inc.(1)	17,440	462,334
Glu Mobile, Inc.(1)	5,260	26,563
Guidance Software, Inc.(1)	3,569	37,439
Intuit, Inc.	595	34,831
JDA Software Group, Inc.(1)	371	11,427
Mentor Graphics Corp.(1)	1,020	16,861
Microsoft Corp.	313,687	9,667,833
NetScout Systems, Inc.(1)	2,687	63,816
NetSuite, Inc.(1)	28,600	1,626,768
Oracle Corp.	221,169	6,999,999
Parametric Technology Corp.(1)	1,050	22,313
PROS Holdings, Inc.(1)	1,785	30,845
Quest Software, Inc.(1)	2,019	56,431
Red Hat, Inc.(1)	8,508	476,788
SAP AG	18,730	1,234,706
SolarWinds, Inc.(1)	975	53,508
Sourcefire, Inc.(1)	12,900	669,381
Splunk, Inc.(1)	4,100	141,040
Symantec Corp.(1)	67,280	1,199,602
TIBCO Software, Inc.(1)	2,057	61,546
Ultimate Software Group, Inc.(1)	818	81,137

Websense, Inc.(1)	4,458	68,564

		29,894,199

SPECIALTY RETAIL — 3.5%
Aaron's, Inc.	8,221	245,561
Advance Auto Parts, Inc.	10,672	758,993
America's Car-Mart, Inc.(1)	1,063	48,483
Ascena Retail Group, Inc.(1)	2,824	55,915
Belle International Holdings Ltd.	454,000	819,500
Best Buy Co., Inc.	13,825	245,256
Buckle, Inc. (The)	6,996	318,598
Cabela's, Inc.(1)	25,240	1,211,772
Cato Corp. (The), Class A	371	10,896
Chico's FAS, Inc.	2,379	45,058
Cia Hering	11,000	239,573
Collective Brands, Inc.(1)	2,265	49,015
Destination Maternity Corp.	2,052	37,654
DSW, Inc., Class A	22,500	1,451,700
Express, Inc.(1)	2,315	36,137
Fast Retailing Co. Ltd.	3,700	863,388
Finish Line, Inc. (The), Class A	711	16,325
Foot Locker, Inc.	13,448	464,897
Francesca's Holdings Corp.(1)	1,846	65,219
GameStop Corp., Class A	6,472	123,486
Gap, Inc. (The)	16,100	576,702
Genesco, Inc.(1)	1,676	118,409
GNC Holdings, Inc. Class A	67,267	2,613,323
Home Depot, Inc. (The)	74,330	4,218,228
Inditex SA	11,340	1,261,032
Lithia Motors, Inc., Class A	11,557	337,580
Lowe's Cos., Inc.	83,346	2,373,694
Men's Wearhouse, Inc. (The)	1,143	36,119
Mr Price Group Ltd.	57,580	932,600
Nitori Holdings Co. Ltd.	4,950	495,664
O'Reilly Automotive, Inc.(1)	32,867	2,792,052
Penske Automotive Group, Inc.	1,343	35,778
PetSmart, Inc.	57,475	4,076,127
Rent-A-Center, Inc.	154	5,433
Ross Stores, Inc.	21,600	1,494,504
Rue21, Inc.(1)	1,451	41,078
Sally Beauty Holdings, Inc.(1)	41,700	1,146,750
Select Comfort Corp.(1)	1,442	41,198
Staples, Inc.	26,410	288,397
TJX Cos., Inc. (The)	18,146	830,905
Tractor Supply Co.	32,677	3,120,000
Ulta Salon Cosmetics & Fragrance, Inc.	20,300	1,908,200
Urban Outfitters, Inc.(1)	23,928	898,257
Williams-Sonoma, Inc.	556	22,807

		36,772,263

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
adidas AG	9,392	734,903
Burberry Group plc	27,448	589,682
Carter's, Inc.(1)	16,933	943,337

Coach, Inc.	11,970	695,816
Columbia Sportswear Co.	247	12,916
Culp, Inc.	3,428	36,474
G-III Apparel Group Ltd.(1)	2,099	66,622
Iconix Brand Group, Inc.(1)	3,391	63,412
Lululemon Athletica, Inc.(1)	15,600	1,016,964
Luxottica Group SpA	14,652	534,449
LVMH Moet Hennessy Louis Vuitton SA	6,080	992,636
Michael Kors Holdings Ltd.(1)	30,424	1,641,375
Movado Group, Inc.	3,193	112,266
Oxford Industries, Inc.	1,485	80,977
Prada SpA	162,900	1,254,943
True Religion Apparel, Inc.	790	18,320
Vera Bradley, Inc.(1)	2,072	43,988
VF Corp.	5,200	793,936
Wolverine World Wide, Inc.	1,125	52,909

		9,685,925

THRIFTS AND MORTGAGE FINANCE — 0.1%
Berkshire Hills Bancorp, Inc.	855	19,024
Brookline Bancorp., Inc.	3,174	26,947
Capitol Federal Financial, Inc.	45,515	540,263
Flushing Financial Corp.	1,552	23,653
Kaiser Federal Financial Group, Inc.	1,348	20,597
Oritani Financial Corp.	1,140	16,678
People's United Financial, Inc.	46,712	559,143
Provident Financial Services, Inc.	2,072	31,992
Rockville Financial, Inc.	3,019	36,198
ViewPoint Financial Group, Inc.	1,722	31,736
Washington Federal, Inc.	1,270	20,447

		1,326,678

TOBACCO — 1.0%
Altria Group, Inc.	9,690	329,072
British American Tobacco plc	30,365	1,591,822
ITC Ltd.	196,453	945,270
Japan Tobacco, Inc.	47,300	1,426,340
Lorillard, Inc.	8,700	1,091,937
Philip Morris International, Inc.	58,057	5,184,490
Universal Corp.	3,011	142,812

		10,711,743

TRADING COMPANIES AND DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	1,739	70,742
Barloworld Ltd.	31,804	268,724
Beacon Roofing Supply, Inc.(1)	4,479	126,039
DXP Enterprises, Inc.(1)	1,709	78,802
Erickson Air-Crane, Inc.(1)	2,921	16,095
Fastenal Co.	22,300	960,907
H&E Equipment Services, Inc.(1)	3,618	64,039
Kaman Corp.	1,248	40,934
Lawson Products, Inc.	1,600	12,800
Mitsubishi Corp.	50,100	920,798
PT AKR Corporindo Tbk	1,426,000	523,440

SeaCube Container Leasing Ltd.	2,863	54,683
TAL International Group, Inc.	1,181	40,166
Titan Machinery, Inc.(1)	4,976	114,697
United Rentals, Inc.(1)	50,685	1,637,632
Watsco, Inc.	828	62,481
Wolseley plc	32,562	1,314,306

		6,307,285

TRANSPORTATION INFRASTRUCTURE — 0.2%
CCR SA	90,400	810,523
Koninklijke Vopak NV	17,741	1,138,046
TAV Havalimanlari Holding AS(1)	121,769	633,209

		2,581,778

WATER UTILITIES — 0.1%
Artesian Resources Corp., Class A	1,300	28,782
Cia de Saneamento de Minas Gerais-COPASA	25,326	597,748

		626,530

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Advanced Info Service PCL	106,200	721,896
Axiata Group Bhd	462,300	886,470
Crown Castle International Corp.(1)	26,364	1,673,059
Mobile Telesystems OJSC ADR	49,471	910,761
Rogers Communications, Inc., Class B	14,087	568,339
SBA Communications Corp., Class A(1)	65,534	3,917,622
SOFTBANK Corp.	17,100	696,711
Vodafone Group plc	392,307	1,130,609

		10,505,467

TOTAL COMMON STOCKS (Cost $658,730,904)		829,097,801

CORPORATE BONDS — 8.0%

AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 6.875%, 10/1/20	125,000	138,906
L-3 Communications Corp., 6.375%, 10/15/15	100,000	101,875
L-3 Communications Corp., 4.75%, 7/15/20	50,000	54,770
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	101,391
Raytheon Co., 4.40%, 2/15/20	10,000	11,646
United Technologies Corp., 6.05%, 6/1/36	106,000	142,044
United Technologies Corp., 5.70%, 4/15/40	100,000	132,704
United Technologies Corp., 4.50%, 6/1/42	20,000	22,866

		706,202

AIRLINES†
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	67,106	67,777
United Air Lines, Inc., 9.875%, 8/1/13(2)	125,000	128,750

		196,527

AUTO COMPONENTS — 0.2%
Allison Transmission, Inc., 7.125%, 5/15/19(2)	150,000	159,375
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	225,000	234,281
Delphi Corp., 5.875%, 5/15/19	125,000	135,625
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	225,000	247,500

Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	250,000	261,250
Tenneco, Inc., 6.875%, 12/15/20	250,000	273,750
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	28,000	31,360
TRW Automotive, Inc., 8.875%, 12/1/17(2)	225,000	251,438
Visteon Corp., 6.75%, 4/15/19	250,000	255,312

		1,849,891

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(2)	150,000	151,509
American Honda Finance Corp., 2.50%, 9/21/15(2)	160,000	166,106
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	150,000	156,220
Ford Motor Co., 7.45%, 7/16/31	300,000	372,000
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	150,000	161,842
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)	30,000	30,258

		1,037,935

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	210,000	282,825
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	20,000	20,616
Coca-Cola Co. (The), 1.80%, 9/1/16	100,000	104,083
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	143,125
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	40,000	42,767
PepsiCo, Inc., 4.875%, 11/1/40	40,000	48,887
PepsiCo, Inc., 3.60%, 8/13/42	20,000	20,106
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)	110,000	115,066

		777,475

BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17	100,000	103,335
Celgene Corp., 3.25%, 8/15/22	40,000	40,311
Gilead Sciences, Inc., 4.40%, 12/1/21	70,000	79,690

		223,336

BUILDING PRODUCTS — 0.1%
Boise Cascade LLC, 7.125%, 10/15/14	269,000	269,673
Masco Corp., 5.95%, 3/15/22	250,000	270,616
USG Corp., 8.375%, 10/15/18(2)	100,000	108,500

		648,789

CAPITAL MARKETS†
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	170,000	204,377
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	40,000	42,362
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	52,213
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	71,575
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14	125,000	133,811

		504,338

CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	145,000	175,812
Dow Chemical Co. (The), 5.90%, 2/15/15	70,000	78,166
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	62,555
Eastman Chemical Co., 3.60%, 8/15/22	70,000	73,818
Ecolab, Inc., 4.35%, 12/8/21	30,000	34,219
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	125,000	126,563
Ineos Finance plc, 8.375%, 2/15/19(2)	100,000	105,625

Ineos Finance plc, 7.50%, 5/1/20(2)	125,000	128,125
LyondellBasell Industries NV, 5.00%, 4/15/19	125,000	133,125
Momentive Performance Materials, Inc., 10.00%, 10/15/20(2)	125,000	126,250
Momentive Performance Materials, Inc., 9.00%, 1/15/21	75,000	55,125
PPG Industries, Inc., 2.70%, 8/15/22	20,000	20,038

		1,119,421

COMMERCIAL BANKS — 0.3%
Bank of America N.A., 5.30%, 3/15/17	453,000	493,612
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	84,675
BB&T Corp., 5.70%, 4/30/14	50,000	54,065
BB&T Corp., 3.20%, 3/15/16	120,000	128,883
Capital One Financial Corp., 4.75%, 7/15/21	50,000	56,231
Fifth Third Bancorp, 6.25%, 5/1/13	90,000	93,249
HSBC Bank plc, 3.50%, 6/28/15(2)	100,000	105,574
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	160,000	172,434
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	160,000	167,944
LBG Capital No.1 plc, 7.875%, 11/1/20(2)	250,000	244,359
Regions Bank, 6.45%, 6/26/37	300,000	301,875
Regions Financial Corp., 5.75%, 6/15/15	225,000	239,625
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	118,750
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	140,000	147,051
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	140,000	147,706
SunTrust Bank, 7.25%, 3/15/18	100,000	118,645
SunTrust Banks, Inc., 3.60%, 4/15/16	29,000	30,672
Toronto-Dominion Bank (The), 2.375%, 10/19/16	120,000	126,652
U.S. Bancorp., 3.44%, 2/1/16	70,000	73,971
U.S. Bancorp., MTN, 2.95%, 7/15/22	20,000	20,207
Wachovia Bank N.A., 4.80%, 11/1/14	181,000	194,993
Wells Fargo & Co., 3.68%, 6/15/16	90,000	98,000
Wells Fargo & Co., 2.10%, 5/8/17	100,000	103,393
Wells Fargo & Co., 4.60%, 4/1/21	30,000	34,662

		3,357,228

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Emergency Medical Services Corp., 8.125%, 6/1/19	250,000	268,125
Iron Mountain, Inc., 8.375%, 8/15/21	75,000	83,250
Republic Services, Inc., 3.80%, 5/15/18	40,000	43,949
Republic Services, Inc., 5.50%, 9/15/19	60,000	71,199
Republic Services, Inc., 3.55%, 6/1/22	30,000	31,648
ServiceMaster Co., 8.00%, 2/15/20	250,000	267,813
Waste Management, Inc., 6.125%, 11/30/39	70,000	89,829

		855,813

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	81,250
Avaya, Inc., 7.00%, 4/1/19(2)	265,000	243,800
Cisco Systems, Inc., 5.90%, 2/15/39	50,000	67,000
CommScope, Inc., 8.25%, 1/15/19(2)	75,000	80,719
Crown Castle International Corp., 9.00%, 1/15/15	125,000	135,781

		608,550

COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 2.60%, 9/15/17	130,000	128,861

Seagate Technology HDD Holdings, 6.80%, 10/1/16	250,000	276,875

		405,736

CONSTRUCTION MATERIALS — 0.1%
HD Supply, Inc., 8.125%, 4/15/19(2)	50,000	54,375
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	54,500
Nortek, Inc., 8.50%, 4/15/21	125,000	133,438
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(2)	250,000	271,250
Vulcan Materials Co., 7.00%, 6/15/18	100,000	109,500

		623,063

CONSUMER FINANCE — 0.1%
American Express Credit Corp., 2.80%, 9/19/16	40,000	42,632
American Express Credit Corp., MTN, 2.75%, 9/15/15	150,000	158,456
American Express Credit Corp., MTN, 2.375%, 3/24/17	60,000	63,145
Capital One Bank USA N.A., 8.80%, 7/15/19	50,000	65,043
CIT Group, Inc., 4.75%, 2/15/15(2)	350,000	365,313
PNC Bank N.A., 6.00%, 12/7/17	230,000	275,547
SLM Corp., 6.25%, 1/25/16	50,000	53,750
SLM Corp., MTN, 5.00%, 10/1/13	100,000	103,500
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	250,000	217,500
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18(2)	250,000	272,500

		1,617,386

CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	125,000	133,750
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)	375,000	404,062
Ball Corp., 7.125%, 9/1/16	125,000	136,250
Ball Corp., 5.00%, 3/15/22	125,000	131,406
Berry Plastics Corp., VRN, 4.34%, 9/15/12	125,000	123,750
Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 5/15/17	125,000	135,000
Packaging Dynamics Corp., 8.75%, 2/1/16(2)	75,000	79,969

		1,144,187

DIVERSIFIED CONSUMER SERVICES†
Laureate Education, Inc., 9.25%, 9/1/19(2)	125,000	125,625

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Ally Financial, Inc., 8.30%, 2/12/15	475,000	528,437
Ally Financial, Inc., 4.625%, 6/26/15	125,000	128,367
Ally Financial, Inc., 5.50%, 2/15/17	250,000	260,313
Ally Financial, Inc., 6.25%, 12/1/17	225,000	243,990
Bank of America Corp., 4.50%, 4/1/15	130,000	138,375
Bank of America Corp., 6.50%, 8/1/16	10,000	11,415
Bank of America Corp., 5.75%, 12/1/17	120,000	134,343
Citigroup, Inc., 6.01%, 1/15/15	280,000	306,087
Citigroup, Inc., 4.75%, 5/19/15	50,000	53,711
Citigroup, Inc., 6.125%, 5/15/18	390,000	452,914
Deutsche Bank AG (London), 3.875%, 8/18/14	130,000	136,744
General Electric Capital Corp., 3.75%, 11/14/14	110,000	116,747
General Electric Capital Corp., 2.25%, 11/9/15	130,000	134,577
General Electric Capital Corp., 5.625%, 9/15/17	415,000	490,980
General Electric Capital Corp., 4.375%, 9/16/20	190,000	211,409
General Electric Capital Corp., 5.30%, 2/11/21	50,000	57,672
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	10,000	10,330

Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	400,000	415,081
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	80,000	86,396
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	40,000	44,249
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	60,000	67,352
HSBC Holdings plc, 5.10%, 4/5/21	70,000	80,715
HSBC Holdings plc, 6.80%, 6/1/38	50,000	61,348
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	125,000	131,875
JPMorgan Chase & Co., 6.00%, 1/15/18	520,000	622,020
Morgan Stanley, 4.20%, 11/20/14	125,000	128,300
Morgan Stanley, 6.625%, 4/1/18	150,000	165,869
Morgan Stanley, 5.625%, 9/23/19	140,000	145,156
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	233,151

		5,597,923

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 3.00%, 2/15/22	80,000	84,324
AT&T, Inc., 6.55%, 2/15/39	170,000	229,371
British Telecommunications plc, 5.95%, 1/15/18	170,000	203,115
CenturyLink, Inc., 6.15%, 9/15/19	90,000	98,134
CenturyLink, Inc., 5.80%, 3/15/22	10,000	10,735
Cincinnati Bell, Inc., 8.75%, 3/15/18	150,000	152,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	20,000	20,468
France Telecom SA, 4.375%, 7/8/14	190,000	200,926
Frontier Communications Corp., 7.125%, 3/15/19	200,000	212,000
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	116,000	122,525
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	250,000	270,625
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	135,469
Intelsat Luxembourg SA, 11.25%, 2/4/17	250,000	263,437
Level 3 Financing, Inc., 7.00%, 6/1/20(2)	125,000	124,844
Sprint Capital Corp., 8.75%, 3/15/32	630,000	639,450
Telecom Italia Capital SA, 4.95%, 9/30/14	125,000	127,187
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	42,000
Telefonica Emisiones SAU, 5.88%, 7/15/19	110,000	106,425
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	9,225
Virgin Media Finance plc, 9.50%, 8/15/16	125,000	140,312
Windstream Corp., 7.875%, 11/1/17	300,000	327,750

		3,520,572

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	385,000	451,413
Edison Mission Energy, 7.00%, 5/15/17	375,000	198,750

		650,163

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	225,000	243,563
Sanmina-SCI Corp., 7.00%, 5/15/19(2)	125,000	126,250

		369,813

ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	250,000	248,750
Ensco plc, 3.25%, 3/15/16	60,000	64,108
Noble Holding International Ltd., 3.95%, 3/15/22	20,000	21,125
Pioneer Drilling Co., 9.875%, 3/15/18	125,000	135,938
Transocean, Inc., 6.50%, 11/15/20	70,000	83,858
Transocean, Inc., 6.375%, 12/15/21	20,000	24,153

Weatherford International Ltd., 9.625%, 3/1/19	80,000	104,800

		682,732

FOOD AND STAPLES RETAILING — 0.1%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(2)	120,000	129,300
CVS Caremark Corp., 6.60%, 3/15/19	190,000	243,509
Ingles Markets, Inc., 8.875%, 5/15/17	125,000	135,625
Kroger Co. (The), 6.40%, 8/15/17	120,000	144,049
Rite Aid Corp., 7.50%, 3/1/17	75,000	77,437
Rite Aid Corp., 9.25%, 3/15/20	250,000	258,125
Safeway, Inc., 4.75%, 12/1/21	20,000	19,810
SUPERVALU, Inc., 8.00%, 5/1/16	205,000	184,500
Target Corp., 4.00%, 7/1/42	30,000	31,277
Wal-Mart Stores, Inc., 5.875%, 4/5/27	213,000	285,156

		1,508,788

FOOD PRODUCTS — 0.2%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(2)	95,000	97,613
Del Monte Corp., 7.625%, 2/15/19	140,000	140,525
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	250,000	240,000
Kellogg Co., 4.45%, 5/30/16	170,000	189,595
Kraft Foods, Inc., 6.125%, 2/1/18	19,000	23,149
Kraft Foods, Inc., 6.125%, 8/23/18(2)	51,000	62,746
Kraft Foods, Inc., 6.50%, 2/9/40	30,000	41,535
Kraft Foods, Inc., 5.00%, 6/4/42(2)	30,000	34,326
Mead Johnson Nutrition Co., 3.50%, 11/1/14	70,000	72,692
Michael Foods Group, Inc., 9.75%, 7/15/18	75,000	83,250
Post Holdings, Inc., 7.375%, 2/15/22(2)	250,000	264,687
Smithfield Foods, Inc., 7.75%, 7/1/17	400,000	448,500

		1,698,618

GAS UTILITIES — 0.2%
El Paso Corp., 6.875%, 6/15/14	125,000	135,902
El Paso Corp., 7.25%, 6/1/18	225,000	260,975
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	108,685
Enbridge Energy Partners LP, 5.50%, 9/15/40	40,000	45,631
Enterprise Products Operating LLC, 6.30%, 9/15/17	120,000	145,395
Enterprise Products Operating LLC, 5.95%, 2/1/41	70,000	83,377
Enterprise Products Operating LLC, 4.45%, 2/15/43	30,000	29,698
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	160,000	199,260
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	70,000	84,384
Magellan Midstream Partners LP, 6.55%, 7/15/19	86,000	105,165
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	104,500
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	40,000	43,273
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	80,000	84,749
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)	250,000	246,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22(2)	200,000	210,000
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	61,174
Williams Partners LP, 4.125%, 11/15/20	80,000	86,805
Williams Partners LP, 3.35%, 8/15/22	40,000	40,753

		2,075,976

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Alere, Inc., 9.00%, 5/15/16	500,000	520,000

Biomet, Inc., 11.625%, 10/15/17	30,000	32,213
Covidien International Finance SA, 1.875%, 6/15/13	120,000	121,254
Covidien International Finance SA, 3.20%, 6/15/22	20,000	21,246
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(2)	125,000	127,812
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19(2)	50,000	45,875

		868,400

HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Apria Healthcare Group, Inc., 11.25%, 11/1/14	125,000	130,156
Capella Healthcare, Inc., 9.25%, 7/1/17	75,000	79,969
DaVita, Inc., 6.375%, 11/1/18	175,000	187,250
DaVita, Inc., 6.625%, 11/1/20	530,000	568,425
Express Scripts, Inc., 7.25%, 6/15/19	240,000	309,454
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	510,000	546,337
HCA Holdings, Inc., 7.75%, 5/15/21	250,000	273,125
HCA, Inc., 5.75%, 3/15/14	125,000	131,094
HCA, Inc., 6.50%, 2/15/16	200,000	217,000
HCA, Inc., 8.50%, 4/15/19	125,000	141,563
HCA, Inc., 7.875%, 2/15/20	325,000	364,406
HCA, Inc., 7.50%, 2/15/22	375,000	419,062
Health Management Associates, Inc., 7.375%, 1/15/20(2)	100,000	107,500
Healthsouth Corp., 8.125%, 2/15/20	250,000	275,938
Mayo Clinic Rochester, 3.77%, 11/15/43(3)	30,000	30,704
NYU Hospitals Center, 4.43%, 7/1/42	30,000	30,974
Tenet Healthcare Corp., 8.875%, 7/1/19	650,000	742,625
Universal Health Services, Inc., 7.00%, 10/1/18	150,000	162,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	78,563
WellPoint, Inc., 5.80%, 8/15/40	40,000	47,854

		4,844,749

HOTELS, RESTAURANTS AND LEISURE — 0.4%
Ameristar Casinos, Inc., 7.50%, 4/15/21	300,000	323,250
Boyd Gaming Corp., 9.125%, 12/1/18	230,000	239,487
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	630,000	681,975
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	275,000	174,625
Chester Downs & Marina LLC, 9.25%, 2/1/20(2)	200,000	203,000
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	150,000	160,125
Dave & Buster's, Inc., 11.00%, 6/1/18	375,000	420,000
DineEquity, Inc., 9.50%, 10/30/18	75,000	84,562
Marina District Finance Co., Inc., 9.50%, 10/15/15	75,000	74,625
McDonald's Corp., 5.35%, 3/1/18	130,000	157,730
MGM Resorts International, 6.75%, 9/1/12	125,000	125,000
MGM Resorts International, 7.625%, 1/15/17	125,000	129,844
MGM Resorts International, 7.75%, 3/15/22	250,000	253,125
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	250,000	275,625
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	250,000	295,717
Station Casinos LLC, 3.66%, 6/18/18(2)	125,000	107,500
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	156,000	165,198
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	480,000	538,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22(2)	125,000	128,437

		4,538,625

HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 0/0/0	125,000	128,125
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	125,000	132,031
Lennar Corp., Series B, 5.60%, 5/31/15	225,000	238,500
Meritage Homes Corp., 7.00%, 4/1/22	125,000	131,875
Standard Pacific Corp., 8.375%, 5/15/18	350,000	393,750
Taylor Morrison, Inc., 7.75%, 4/15/20(2)	250,000	265,625
Toll Brothers Finance Corp., 6.75%, 11/1/19	150,000	172,380

		1,462,286

HOUSEHOLD PRODUCTS — 0.2%
Central Garden and Pet Co., 8.25%, 3/1/18	580,000	609,000
Jarden Corp., 6.125%, 11/15/22	455,000	491,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19	580,000	627,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	132,812
Yankee Candle Co., Inc., Series B, 8.50%, 2/15/15	6,000	6,113

		1,867,175

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	225,000	251,437
General Electric Co., 5.25%, 12/6/17	190,000	225,753
Harland Clarke Holdings Corp., 9.50%, 5/15/15	320,000	267,200
Schaeffler Finance BV, 7.75%, 2/15/17(2)	125,000	135,938

		880,328

INSURANCE — 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	30,000	39,321
Allstate Corp. (The), 5.20%, 1/15/42	50,000	60,792
American International Group, Inc., 3.65%, 1/15/14	40,000	41,074
American International Group, Inc., 5.85%, 1/16/18	220,000	252,790
American International Group, Inc., 4.875%, 6/1/22	20,000	21,858
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	70,000	80,049
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(2)	125,000	128,281
CNA Financial Corp., 5.875%, 8/15/20	50,000	57,765
CNA Financial Corp., 5.75%, 8/15/21	30,000	34,576
Genworth Financial, Inc., 7.20%, 2/15/21	40,000	40,263
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	200,000	120,750
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	60,000	68,412
International Lease Finance Corp., 8.75%, 3/15/17	375,000	435,938
International Lease Finance Corp., 8.25%, 12/15/20	375,000	440,358
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)	56,000	58,918
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)	200,000	188,500
Lincoln National Corp., 6.25%, 2/15/20	100,000	116,255
MetLife, Inc., 6.75%, 6/1/16	120,000	143,636
MetLife, Inc., 4.125%, 8/13/42	10,000	10,215
Prudential Financial, Inc., 5.375%, 6/21/20	30,000	34,740
Prudential Financial, Inc., 5.625%, 5/12/41	40,000	44,698

		2,419,189

INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	84,469

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	125,000	138,125
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	52,250
First Data Corp., 9.875%, 9/24/15	405,000	415,125
First Data Corp., 7.375%, 6/15/19(2)	430,000	446,125
International Business Machines Corp., 1.95%, 7/22/16	230,000	240,456

		1,292,081

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	30,000	30,526
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	80,000	85,698

		116,224

MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	150,000	177,000
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	90,000	94,070
Deere & Co., 5.375%, 10/16/29	120,000	158,664
Dematic SA, 8.75%, 5/1/16(2)	125,000	133,750
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	130,500

		693,984

MEDIA — 0.9%
AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	277,500
Cablevision Systems Corp., 8.625%, 9/15/17	250,000	287,500
CBS Corp., 1.95%, 7/1/17	20,000	20,447
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	375,000	408,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	99,500
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)	200,000	147,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17(2)	125,000	134,844
Cinemark USA, Inc., 8.625%, 6/15/19	150,000	168,750
Clear Channel Communications, Inc., 10.75%, 8/1/16	275,000	174,625
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	125,000	136,406
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)	430,000	427,850
Comcast Corp., 5.90%, 3/15/16	243,000	282,871
Comcast Corp., 6.50%, 11/15/35	50,000	65,328
Comcast Corp., 6.40%, 5/15/38	60,000	78,788
Comcast Corp., 4.65%, 7/15/42	20,000	21,447
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	75,000	71,250
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	80,000	86,038
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	130,000	137,916
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	130,000	146,466
Discovery Communications LLC, 5.625%, 8/15/19	50,000	60,332
DISH DBS Corp., 7.125%, 2/1/16	125,000	138,125
DISH DBS Corp., 6.75%, 6/1/21	755,000	807,850
Gray Television, Inc., 10.50%, 6/29/15	125,000	135,625
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	800,000	898,000
Lamar Media Corp., 5.875%, 2/1/22	250,000	266,250
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	250,000	279,375
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)	250,000	228,125
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	70,970
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	56,581
News America, Inc., 6.90%, 8/15/39	100,000	130,441
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	225,000	243,000

Omnicom Group, Inc., 3.625%, 5/1/22	20,000	21,027
PAETEC Holding Corp., 8.875%, 6/30/17	125,000	135,938
Qwest Corp., 7.50%, 10/1/14	90,000	100,798
RR Donnelley & Sons Co., 8.25%, 3/15/19	75,000	76,594
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	138,437
Sinclair Television Group, Inc., 8.375%, 10/15/18	250,000	274,687
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)	430,000	492,350
Time Warner Cable, Inc., 6.75%, 7/1/18	125,000	156,617
Time Warner, Inc., 3.15%, 7/15/15	90,000	95,654
Time Warner, Inc., 7.70%, 5/1/32	130,000	180,060
Univision Communications, Inc., 6.875%, 5/15/19(2)	225,000	233,437
UPCB Finance VI Ltd., 6.875%, 1/15/22(2)	250,000	266,250
Valassis Communications, Inc., 6.625%, 2/1/21	75,000	75,375
Viacom, Inc., 4.375%, 9/15/14	80,000	85,745
Viacom, Inc., 4.50%, 3/1/21	30,000	34,027
Viacom, Inc., 3.125%, 6/15/22	40,000	41,076
Videotron Ltee, 5.00%, 7/15/22	125,000	133,125
Visant Corp., 10.00%, 10/1/17	75,000	74,625
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	250,000	230,000
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	250,000	231,250
WMG Acquisition Corp., 9.50%, 6/15/16	455,000	500,500

		10,065,522

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	350,000	311,500
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	30,000	31,817
ArcelorMittal, 5.50%, 8/5/20	80,000	77,165
Barrick North America Finance LLC, 4.40%, 5/30/21	70,000	75,864
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)	630,000	602,438
Inmet Mining Corp., 8.75%, 6/1/20(2)	25,000	25,813
Newmont Mining Corp., 6.25%, 10/1/39	70,000	84,308
Novelis, Inc., 8.375%, 12/15/17	300,000	333,000
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	50,000	52,954
Teck Resources Ltd., 3.15%, 1/15/17	60,000	62,133
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	190,008
Vale Overseas Ltd., 4.625%, 9/15/20	50,000	52,716

		1,899,716

MULTI-UTILITIES — 0.3%
Calpine Corp., 7.50%, 2/15/21(2)	250,000	278,750
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	59,000	66,538
Consumers Energy Co., 2.85%, 5/15/22	20,000	21,168
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	149,711
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	35,752
Duke Energy Corp., 3.95%, 9/15/14	80,000	84,980
Edison International, 3.75%, 9/15/17	90,000	96,345
Energy Future Holdings Corp., 10.875%, 11/1/17	35,000	31,937
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	364,000	410,410
FirstEnergy Solutions Corp., 6.05%, 8/15/21	180,000	200,656
Florida Power Corp., 6.35%, 9/15/37	40,000	55,722
GenOn Energy, Inc., 7.625%, 6/15/14	400,000	430,000
GenOn Energy, Inc., 9.50%, 10/15/18	250,000	276,875
Georgia Power Co., 4.30%, 3/15/42	30,000	32,586

Ipalco Enterprises, Inc., 5.00%, 5/1/18	250,000	261,875
Nisource Finance Corp., 4.45%, 12/1/21	40,000	43,364
Nisource Finance Corp., 5.25%, 2/15/43	20,000	22,234
Northern States Power Co., 3.40%, 8/15/42	30,000	29,826
NRG Energy, Inc., 7.625%, 1/15/18	75,000	80,625
PG&E Corp., 5.75%, 4/1/14	40,000	42,956
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,769
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	37,034
Sempra Energy, 6.50%, 6/1/16	40,000	47,741
Southern California Edison Co., 5.625%, 2/1/36	49,000	64,779
Southern Power Co., 5.15%, 9/15/41	20,000	23,465
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)	125,000	101,250

		2,967,348

MULTILINE RETAIL†
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	126,250

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	50,000	51,508

OIL, GAS AND CONSUMABLE FUELS — 0.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	155,000	140,275
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	150,000	160,125
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	130,625
Anadarko Petroleum Corp., 5.95%, 9/15/16	60,000	69,454
Anadarko Petroleum Corp., 6.45%, 9/15/36	60,000	74,411
Apache Corp., 4.75%, 4/15/43	50,000	57,674
Arch Coal, Inc., 8.75%, 8/1/16	275,000	276,375
Bill Barrett Corp., 9.875%, 7/15/16	325,000	359,937
Bill Barrett Corp., 7.00%, 10/15/22	250,000	249,375
BP Capital Markets plc, 3.20%, 3/11/16	70,000	75,159
BP Capital Markets plc, 2.25%, 11/1/16	100,000	104,655
BP Capital Markets plc, 4.50%, 10/1/20	70,000	81,630
Chesapeake Energy Corp., 7.625%, 7/15/13	125,000	130,000
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	137,813
Chesapeake Energy Corp., 6.625%, 8/15/20	300,000	309,750
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(2)	125,000	120,625
ConocoPhillips, 5.75%, 2/1/19	160,000	198,844
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	56,884
Consol Energy, Inc., 8.00%, 4/1/17	480,000	519,600
Continental Resources, Inc., 5.00%, 9/15/22	50,000	52,500
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,460
Devon Energy Corp., 5.60%, 7/15/41	70,000	84,682
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	106,750
EOG Resources, Inc., 5.625%, 6/1/19	120,000	147,045
Forest Oil Corp., 8.50%, 2/15/14	75,000	79,875
Hess Corp., 6.00%, 1/15/40	70,000	82,943
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,854
Marathon Petroleum Corp., 5.125%, 3/1/21	30,000	34,556
Nexen, Inc., 5.875%, 3/10/35	40,000	46,418
Noble Energy, Inc., 4.15%, 12/15/21	50,000	54,195
Occidental Petroleum Corp., 2.70%, 2/15/23	40,000	41,268
Peabody Energy Corp., 6.00%, 11/15/18(2)	250,000	256,875

Peabody Energy Corp., 6.50%, 9/15/20	50,000	52,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	37,425
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	140,000	158,553
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	130,000	145,407
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	95,800
Phillips 66, 4.30%, 4/1/22(2)	30,000	32,758
Pioneer Natural Resources Co., 3.95%, 7/15/22	40,000	41,729
Plains Exploration & Production Co., 6.75%, 2/1/22	80,000	86,800
Quicksilver Resources, Inc., 8.25%, 8/1/15	125,000	119,063
Sabine Pass LNG LP, 7.25%, 11/30/13	250,000	261,250
Sabine Pass LNG LP, 7.50%, 11/30/16	525,000	564,375
Samson Investment Co., 9.75%, 2/15/20(2)	125,000	128,906
SandRidge Energy, Inc., 8.75%, 1/15/20	225,000	240,750
Shell International Finance BV, 2.375%, 8/21/22	100,000	101,485
Shell International Finance BV, 3.625%, 8/21/42	60,000	62,282
Suncor Energy, Inc., 6.10%, 6/1/18	110,000	134,737
Suncor Energy, Inc., 6.85%, 6/1/39	40,000	54,911
Talisman Energy, Inc., 7.75%, 6/1/19	70,000	88,536
Talisman Energy, Inc., 3.75%, 2/1/21	40,000	41,825
Venoco, Inc., 8.875%, 2/15/19	140,000	126,000

		6,867,224

PAPER AND FOREST PRODUCTS†
International Paper Co., 4.75%, 2/15/22	50,000	56,393
International Paper Co., 6.00%, 11/15/41	30,000	35,941

		92,334

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	145,000	161,675

PHARMACEUTICALS — 0.2%
AstraZeneca plc, 5.90%, 9/15/17	180,000	220,859
Bristol-Myers Squibb Co., 3.25%, 8/1/42	30,000	28,826
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	505,000	549,819
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	50,000	52,425
Roche Holdings, Inc., 6.00%, 3/1/19(2)	50,000	63,334
Roche Holdings, Inc., 7.00%, 3/1/39(2)	90,000	138,618
Sanofi, 4.00%, 3/29/21	55,000	62,637
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	300,000	318,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	75,000	81,187
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	160,000	170,348

		1,686,053

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	150,000	159,936
Boston Properties LP, 3.85%, 2/1/23	40,000	41,963
BRE Properties, Inc., 3.375%, 1/15/23	40,000	39,969
Essex Portfolio LP, 3.625%, 8/15/22(2)	20,000	19,912
Felcor Lodging LP, 6.75%, 6/1/19	100,000	107,750
HCP, Inc., 3.75%, 2/1/16	40,000	42,405
Host Hotels & Resorts LP, 6.75%, 6/1/16	244,000	251,930
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	136,563
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	500,000	546,250
Simon Property Group LP, 5.10%, 6/15/15	120,000	132,151
UDR, Inc., 4.25%, 6/1/18	70,000	75,504

Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	105,000	109,676
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	44,019
WEA Finance LLC, 4.625%, 5/10/21(2)	50,000	54,457

		1,762,485

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	125,000	141,250
ProLogis LP, 6.625%, 12/1/19	110,000	132,360
Realogy Corp., 11.50%, 4/15/17	125,000	133,438

		407,048

ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	112,105
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	46,122
CSX Corp., 4.25%, 6/1/21	10,000	11,217
CSX Corp., 4.75%, 5/30/42	60,000	66,813
Union Pacific Corp., 4.75%, 9/15/41	80,000	91,476

		327,733

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	450,000	474,750
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)	575,000	625,312
Freescale Semiconductor, Inc., 8.05%, 2/1/20	200,000	197,500

		1,297,562

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	303,000	351,808
Lawson Software, Inc., 9.375%, 4/1/19(2)	125,000	135,937
Sabre, Inc., 8.50%, 5/15/19(2)	125,000	129,844

		617,589

SPECIALTY RETAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	175,000	195,125
Hertz Corp. (The), 6.75%, 4/15/19	125,000	131,875
Hertz Corp. (The), 7.375%, 1/15/21	200,000	218,500
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	68,844
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	225,000	251,437
Rent-A-Center, Inc., 6.625%, 11/15/20	300,000	324,750
Stewart Enterprises, Inc., 6.50%, 4/15/19	65,000	69,225
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	500,000	553,750
United Rentals (North America), Inc., 8.375%, 9/15/20	250,000	268,750

		2,082,256

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	75,000	81,188
Gap, Inc. (The), 5.95%, 4/12/21	70,000	75,774
Gymboree Corp., 9.125%, 12/1/18	250,000	238,750
Hanesbrands, Inc., 6.375%, 12/15/20	225,000	245,250
Ltd. Brands, Inc., 6.625%, 4/1/21	300,000	337,500
Phillips-Van Heusen Corp., 7.375%, 5/15/20	580,000	652,500
Polymer Group, Inc., 7.75%, 2/1/19	300,000	323,250

		1,954,212

TOBACCO†
Altria Group, Inc., 2.85%, 8/9/22	70,000	69,951

Philip Morris International, Inc., 4.125%, 5/17/21	110,000	123,635

		193,586

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	80,000	127,674
America Movil SAB de CV, 5.00%, 3/30/20	20,000	23,358
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	270,000	378,269
Cricket Communications, Inc., 7.75%, 10/15/20	505,000	492,375
MetroPCS Wireless, Inc., 7.875%, 9/1/18	250,000	270,000
Sprint Nextel Corp., 7.00%, 3/1/20(2)	250,000	274,375
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)	120,000	123,900
Vodafone Group plc, 5.625%, 2/27/17	30,000	35,612

		1,725,563

TOTAL CORPORATE BONDS (Cost $79,855,981)		85,259,261

U.S. TREASURY SECURITIES — 6.6%

U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	72,820
U.S. Treasury Bonds, 5.375%, 2/15/31	270,000	398,334
U.S. Treasury Bonds, 4.375%, 11/15/39	1,890,000	2,568,629
U.S. Treasury Bonds, 4.375%, 5/15/41	300,000	408,937
U.S. Treasury Bonds, 3.00%, 5/15/42	150,000	160,570
U.S. Treasury Bonds, 2.75%, 8/15/42	1,200,000	1,219,126
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,438,677	9,176,621
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	806,770	1,188,852
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	838,176	1,244,233
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	913,860	1,004,675
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	10,190,916	10,593,773
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	2,117,460	2,224,326
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	2,222,374	2,385,581
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	4,998,672	5,825,017
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	5,401,629	6,326,237
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	356,300	403,844
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,064,406	1,152,303
U.S. Treasury Notes, 1.25%, 3/15/14	1,120,000	1,137,763
U.S. Treasury Notes, 2.375%, 8/31/14	2,500,000	2,606,445
U.S. Treasury Notes, 0.50%, 10/15/14	2,500,000	2,514,062
U.S. Treasury Notes, 2.625%, 12/31/14	1,000,000	1,055,469
U.S. Treasury Notes, 0.25%, 8/15/15	1,000,000	998,906
U.S. Treasury Notes, 1.25%, 9/30/15	500,000	514,414
U.S. Treasury Notes, 2.125%, 12/31/15	1,100,000	1,164,883
U.S. Treasury Notes, 0.875%, 2/28/17	600,000	609,844
U.S. Treasury Notes, 0.75%, 6/30/17	1,350,000	1,361,602
U.S. Treasury Notes, 0.50%, 7/31/17	1,400,000	1,394,641
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	760,430
U.S. Treasury Notes, 0.625%, 8/31/17	2,000,000	2,003,438
U.S. Treasury Notes, 1.875%, 10/31/17	650,000	690,879
U.S. Treasury Notes, 2.625%, 4/30/18	100,000	110,516
U.S. Treasury Notes, 2.125%, 8/15/21	2,000,000	2,126,876
U.S. Treasury Notes, 2.00%, 2/15/22	1,200,000	1,256,063
U.S. Treasury Notes, 1.75%, 5/15/22	1,050,000	1,072,149
U.S. Treasury Notes, 1.625%, 8/15/22	1,750,000	1,761,758

TOTAL U.S. TREASURY SECURITIES (Cost $63,157,059)		69,494,016

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 3.0%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FHLMC, VRN, 2.59%, 9/15/12	134,306	140,050
FHLMC, VRN, 2.91%, 9/15/12	47,868	50,420
FHLMC, VRN, 3.28%, 9/15/12	128,073	134,736
FHLMC, VRN, 4.02%, 9/15/12	285,972	304,491
FHLMC, VRN, 6.15%, 9/15/12	104,105	112,958
FNMA, VRN, 2.73%, 9/25/12	220,776	230,184
FNMA, VRN, 3.34%, 9/25/12	171,992	181,442
FNMA, VRN, 3.37%, 9/25/12	177,585	187,865
FNMA, VRN, 3.90%, 9/25/12	186,823	198,786
FNMA, VRN, 3.91%, 9/25/12	159,176	169,492
FNMA, VRN, 3.96%, 9/25/12	95,219	101,152

		1,811,576

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.9%
FHLMC, 6.50%, 12/1/12	21	21
FHLMC, 7.00%, 6/1/14	4,188	4,403
FHLMC, 4.50%, 1/1/19	236,895	256,167
FHLMC, 5.00%, 1/1/21	247,522	272,411
FHLMC, 5.00%, 4/1/21	392,631	426,529
FHLMC, 7.00%, 8/1/29	2,493	2,985
FHLMC, 8.00%, 7/1/30	17,241	21,488
FHLMC, 5.50%, 12/1/33	164,849	185,153
FHLMC, 6.00%, 11/1/38	1,762,855	1,939,221
FHLMC, 6.50%, 7/1/47	16,824	18,760
FNMA, 6.00%, 4/1/14	6,214	6,325
FNMA, 7.50%, 6/1/15	1,476	1,494
FNMA, 5.50%, 12/1/16	42,998	46,741
FNMA, 4.50%, 5/1/19	162,753	176,351
FNMA, 4.50%, 5/1/19	133,224	144,355
FNMA, 5.00%, 9/1/20	120,150	130,919
FNMA, 7.00%, 6/1/26	774	923
FNMA, 7.50%, 3/1/27	8,000	8,761
FNMA, 7.00%, 1/1/29	7,469	8,980
FNMA, 6.50%, 4/1/29	22,659	26,642
FNMA, 6.50%, 8/1/29	16,058	18,880
FNMA, 6.50%, 12/1/29	34,276	40,299
FNMA, 7.00%, 3/1/30	7,722	9,238
FNMA, 8.00%, 7/1/30	12,289	13,730
FNMA, 7.50%, 9/1/30	4,614	5,665
FNMA, 5.00%, 7/1/31	18,219	19,931
FNMA, 7.00%, 9/1/31	16,789	19,857
FNMA, 6.50%, 1/1/32	13,867	16,138
FNMA, 6.50%, 8/1/32	16,145	18,420
FNMA, 6.50%, 11/1/32	130,369	150,894
FNMA, 5.50%, 6/1/33	73,811	81,875
FNMA, 5.50%, 8/1/33	92,069	101,789

FNMA, 5.00%, 11/1/33	824,063	907,711
FNMA, 4.50%, 9/1/35	583,951	632,916
FNMA, 5.00%, 1/1/36	3,312,796	3,635,227
FNMA, 5.00%, 2/1/36	759,988	833,910
FNMA, 5.50%, 1/1/37	599,589	661,763
FNMA, 5.50%, 2/1/37	353,641	388,543
FNMA, 6.50%, 8/1/37	316,428	354,736
FNMA, 4.50%, 2/1/39	947,177	1,025,415
FNMA, 4.00%, 1/1/41	2,079,870	2,294,546
FNMA, 4.50%, 1/1/41	1,109,414	1,222,894
FNMA, 4.50%, 2/1/41	1,139,969	1,237,694
FNMA, 4.00%, 5/1/41	1,030,532	1,106,627
FNMA, 4.50%, 7/1/41	1,297,707	1,430,448
FNMA, 4.00%, 12/1/41	719,727	789,066
FNMA, 4.00%, 1/1/42	462,766	497,082
FNMA, 6.50%, 6/1/47	42,003	46,838
FNMA, 6.50%, 8/1/47	79,460	88,608
FNMA, 6.50%, 8/1/47	78,670	87,727
FNMA, 6.50%, 9/1/47	190,609	212,553
FNMA, 6.50%, 9/1/47	6,828	7,615
FNMA, 6.50%, 9/1/47	71,562	79,800
FNMA, 6.50%, 9/1/47	49,444	55,136
FNMA, 6.50%, 9/1/47	56,170	62,637
GNMA, 7.50%, 10/15/25	2,662	3,080
GNMA, 6.00%, 3/15/26	30,628	34,726
GNMA, 7.00%, 12/15/27	5,389	6,457
GNMA, 6.50%, 2/15/28	3,370	3,920
GNMA, 7.00%, 8/15/29	1,947	1,979
GNMA, 7.50%, 5/15/30	3,510	3,719
GNMA, 7.00%, 5/15/31	30,183	36,361
GNMA, 5.50%, 11/15/32	86,751	97,624
GNMA, 6.50%, 10/15/38	1,453,950	1,673,153
GNMA, 4.00%, 1/20/41	2,142,420	2,358,930
GNMA, 4.50%, 5/20/41	1,207,594	1,345,086
GNMA, 4.50%, 6/15/41	851,097	947,150
GNMA, 4.00%, 6/20/42	1,987,550	2,189,030

		30,536,052

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $30,049,663)		32,347,628

MUNICIPAL SECURITIES — 0.7%

Alameda County Industrial Development Authority Rev., Series 1997 A, (Plyproperties Project), VRDN, 0.23%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	60,000	75,156
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	50,000	69,452
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.25%, 9/4/12	500,000	500,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	95,000	132,321
California GO, (Building Bonds), 6.65%, 3/1/22	60,000	75,385
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	59,365
California GO, (Building Bonds), 7.60%, 11/1/40	20,000	27,278

City of Lowell, AR Rev., (Little Rock Newspapers), VRDN, 0.20%, 9/5/12 (LOC: JPMorgan Chase Bank N.A.)	450,000	450,000
Colorado Educational & Cultural Facilities Authority Rev., Series 2008 A13, (National Jewish Federation), VRDN, 0.22%, 9/4/12 (LOC: Bank of America N.A.)	450,000	450,000
Illinois GO, 5.88%, 3/1/19	145,000	162,529
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	210,000	204,246
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	40,000	45,451
Iowa Higher Education Loan Authority Rev., (Des Moines University Osteopathic Medical Center), VRDN, 0.21%, 9/4/12 (LOC: U.S. Bank NA)	200,000	200,000
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	50,000	57,925
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	140,000	187,782
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	44,893
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.23%, 9/4/12 (LOC: Bank of America N.A.)	500,000	500,000
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	75,000	101,950
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	54,702
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	107,446
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	44,606
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	60,000	81,166
New York State Housing Finance Agency Rev., Series 2012 A2, (West 30th Street Housing), VRDN, 0.17%, 9/5/12 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	92,277
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.25%, 9/5/12 (LOC: FNMA)	265,000	265,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	67,254
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	135,000	174,857
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	175,949
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	70,000	85,749
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	100,000	125,004
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	85,000	106,467
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	385,000	385,023
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood),VRDN, 0.23%, 9/5/12 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	120,000	147,445
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.20%, 9/6/12 (LOC: JPMorgan Chase Bank N.A.)	450,000	450,000

Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.22%, 9/5/12 (LOC: Citibank N.A.)	450,000	450,000

TOTAL MUNICIPAL SECURITIES (Cost $6,962,280)		7,456,678

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.6%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	132,508	134,388
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 9/1/12	200,000	224,323
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/12	175,000	190,651
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	130,000	136,487
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 9/1/12	100,000	109,498
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 9/1/12	300,000	319,016
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 9/15/12(2)	151,464	140,159
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 9/1/12	150,000	149,849
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 9/1/12	250,000	269,851
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 9/1/12	100,000	105,291
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 9/1/12	375,000	402,066
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	340,000	366,452
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	600,000	652,833
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	100,000	106,279
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	225,000	236,572
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	400,000	418,679
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 9/11/12	200,000	214,039
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 9/11/12	75,000	79,870
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	100,000	103,665
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 9/11/12	250,000	268,685
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 9/11/12	325,000	359,063
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 SEQ, 3.18%, 8/15/45	75,000	78,576
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	25,701	25,748
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	300,000	323,656

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	41,248	41,995
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	450,000	484,221

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,748,299)		5,941,912

COMMERCIAL PAPER(5) — 0.5%

Charta LLC, 0.56%, 9/14/12(2)	450,000	449,966
City of Chicago, IL, 0.28%, 10/25/12	400,000	399,824
CRC Funding LLC, 0.53%, 9/14/12(2)	450,000	449,966
Crown Point Capital Co. LLC, 0.26%, 10/2/12(2)	500,000	500,000
Govco LLC, 0.56%, 9/14/12(2)	450,000	449,961
Legacy Capital LLC, 0.26%, 9/7/12(2)	450,000	449,981
Lexington Parker Capital, 0.26%, 9/7/12(2)	450,000	449,975
Liberty Street Funding LLC, 0.22%, 9/24/12(2)	450,000	449,934
Reckitt Benckiser Treasury Services PLC, 0.25%, 10/10/12(2)	450,000	449,872
Thunder Bay Funding LLC, 0.24%, 11/6/12(2)	450,000	449,807
Toyota Motor Credit Corp., 0.28%, 11/13/12	450,000	449,840

TOTAL COMMERCIAL PAPER (Cost $4,948,779)		4,949,126

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.3%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	128,489	133,016
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	324,480	247,721
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	120,834	123,993
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	79,079	79,626
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 9/1/12	180,563	181,251
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	131,998	137,636
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 9/1/12	180,592	197,464
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/12	175,606	181,740
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	188,636	200,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	196,475	206,822
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	224,473	233,903
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	36,049	36,143
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	82,885	87,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 9/1/12	134,390	135,828
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	266,601	277,301
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	131,551	136,810

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 9/1/12	199,858	206,158

		2,803,146

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	694,648	771,934
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.64%, 9/25/12	5,117	5,119

		777,053

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,481,037)		3,580,199

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	390,000	483,015
Brazilian Government International Bond, 5.625%, 1/7/41	80,000	103,800

		586,815

CANADA†
Hydro-Quebec, 8.40%, 1/15/22	37,000	53,846
Province of Ontario Canada, 5.45%, 4/27/16	100,000	116,718
Province of Ontario Canada, 1.60%, 9/21/16	60,000	61,961

		232,525

COLOMBIA†
Republic of Colombia, 4.375%, 7/12/21	50,000	58,250

ITALY†
Republic of Italy, 6.875%, 9/27/23	40,000	42,489

MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17	70,000	82,250
United Mexican States, 5.95%, 3/19/19	200,000	247,900
United Mexican States, 5.125%, 1/15/20	70,000	84,000
United Mexican States, 6.05%, 1/11/40	110,000	147,125

		561,275

PERU†
Republic of Peru, 6.55%, 3/14/37	40,000	57,600
Republic of Peru, 5.625%, 11/18/50	60,000	77,250

		134,850

POLAND†
Republic of Poland, 5.125%, 4/21/21	70,000	81,375

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16	100,000	107,582
Korea Development Bank, 3.25%, 3/9/16	80,000	84,013
Korea Development Bank, 4.00%, 9/9/16	70,000	75,549

		267,144

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,692,787)		1,964,723

EXCHANGE-TRADED FUNDS — 0.2%

iShares Russell 2000 Value Index Fund	3,776	271,532
iShares Russell Midcap Value Index Fund	29,083	1,393,948

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,597,168)		1,665,480

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%

FHLB, Series 1, 1.00%, 6/21/17	50,000	50,835
FHLMC, 1.00%, 6/29/17	50,000	50,701
FHLMC, 1.00%, 9/29/17	750,000	758,592
FHLMC, 2.375%, 1/13/22	80,000	84,312

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $929,414)		944,440

CONVERTIBLE PREFERRED STOCKS†

HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%	931	23,592

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	2,702	150,636

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	246	24,016

MEDIA†
LodgeNet Interactive Corp., 10.00%(2)	18	3,555

TOBACCO†
Universal Corp., 6.75%	33	35,854

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $265,792)		237,653

PREFERRED STOCKS†

DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(2)	131	119,296

REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	875	23,389
Inland Real Estate Corp., Series A, 8.125%	591	15,584
PS Business Parks, Inc., 6.45%	1,044	28,449

		67,422

TOTAL PREFERRED STOCKS (Cost $190,369)		186,718

TEMPORARY CASH INVESTMENTS — 1.5%

SSgA U.S. Government Money Market Fund (Cost $15,555,361)	15,555,361	15,555,361

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $873,164,893)		1,058,680,996

OTHER ASSETS AND LIABILITIES — 0.1%		1,293,777

TOTAL NET ASSETS — 100.0%		$1,059,974,773

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

20,087	EUR for USD	UBS AG	9/28/12	25,272	164
13,800	EUR for USD	UBS AG	9/28/12	17,361	16

12,963	GBP for USD	Credit Suisse AG	9/28/12	20,581	23

				63,214	203
(Value on Settlement Date $63,011)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,361,788	CAD for USD	UBS AG	9/28/12	1,380,790	(3,578)
218,647	CHF for USD	Credit Suisse AG	9/28/12	229,103	(296)
383,272	EUR for USD	UBS AG	9/28/12	482,191	(476)
578,378	EUR for USD	UBS AG	9/28/12	727,652	(718)
1,037,430	EUR for USD	UBS AG	9/28/12	1,305,182	(1,288)
561,225	GBP for USD	Credit Suisse AG	9/28/12	891,064	(3,172)

				5,015,982	(9,528)
(Value on Settlement Date $5,006,454)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CBOE	-	Chicago Board Options Exchange
CHF	-	Swiss Franc
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PHHMC	-	PHH Mortgage Corporation
PIK	-	Payment in Kind
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $19,159,399, which represented 1.8% of total net assets.

(3)	When-issued security.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	599,646,697	—	—
Foreign Common Stocks	37,080,212	192,370,892	—
Corporate Bonds	—	85,259,261	—
U.S. Treasury Securities	—	69,494,016	—
U.S. Government Agency Mortgage-Backed Securities	—	32,347,628	—
Municipal Securities	—	7,456,678	—
Commercial Mortgage-Backed Securities	—	5,941,912	—
Commercial Paper	—	4,949,126	—
Collateralized Mortgage Obligations	—	3,580,199	—
Sovereign Governments and Agencies	—	1,964,723	—
Exchange-Traded Funds	1,665,480	—	—
U.S. Government Agency Securities	—	944,440	—
Convertible Preferred Stocks	—	237,653	—
Preferred Stocks	—	186,718	—
Temporary Cash Investments	15,555,361	—	—

Total Value of Investment Securities	653,947,750	404,733,246	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(9,325)	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$896,569,965
Gross tax appreciation of investments	$173,249,547
Gross tax depreciation of investments	(11,138,516)
Net tax appreciation (depreciation) of investments	$162,111,031

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

August 31, 2012

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 44.4%

AEROSPACE AND DEFENSE — 1.3%
AAR Corp.	334	4,970
Aerovironment, Inc.(1)	447	10,665
American Science & Engineering, Inc.	873	51,917
B/E Aerospace, Inc.(1)	4,997	201,179
Boeing Co. (The)	9,579	683,941
Curtiss-Wright Corp.	375	11,272
European Aeronautic Defence and Space Co. NV	11,949	455,693
General Dynamics Corp.	6,252	409,569
Hexcel Corp.(1)	4,252	96,393
Honeywell International, Inc.	11,071	647,100
L-3 Communications Holdings, Inc.	6,683	469,414
Moog, Inc., Class A(1)	289	10,586
National Presto Industries, Inc.	258	18,762
Northrop Grumman Corp.	13,043	872,446
Orbital Sciences Corp.(1)	475	6,555
Precision Castparts Corp.	2,063	332,308
Raytheon Co.	11,396	644,102
Rockwell Collins, Inc.	5,406	264,191
Rolls-Royce Holdings plc	8,099	105,581
Spirit Aerosystems Holdings, Inc. Class A(1)	7,708	191,621
Teledyne Technologies, Inc.(1)	155	9,999
Textron, Inc.	6,717	179,478
TransDigm Group, Inc.(1)	2,016	279,458
Triumph Group, Inc.	1,197	71,138
United Technologies Corp.	15,996	1,277,281
Zodiac Aerospace	4,417	421,233

		7,726,852

AIR FREIGHT AND LOGISTICS — 0.3%
Deutsche Post AG	8,090	157,162
FedEx Corp.	4,814	421,851
United Parcel Service, Inc., Class B	12,824	946,539
UTi Worldwide, Inc.	471	6,467

		1,532,019

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	455	15,265
JetBlue Airways Corp.(1)	1,298	6,360
Southwest Airlines Co.	86,283	771,370
Spirit Airlines, Inc.(1)	2,230	43,597

		836,592

AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc.(1)	5,217	58,274
Autoliv, Inc.	7,745	459,201
BorgWarner, Inc.(1)	4,193	288,395
Cooper Tire & Rubber Co.	357	7,136
Dana Holding Corp.	1,588	21,692
Delphi Automotive plc(1)	6,272	189,979

Lear Corp.	388	15,066
Pirelli & C SpA	16,935	186,382
Standard Motor Products, Inc.	636	11,219

		1,237,344

AUTOMOBILES — 0.3%
Ford Motor Co.	77,220	721,235
Harley-Davidson, Inc.	8,479	355,779
Toyota Motor Corp.	13,600	537,608
Winnebago Industries, Inc.(1)	1,673	19,239

		1,633,861

BEVERAGES — 0.8%
Anheuser-Busch InBev NV	6,220	522,455
Beam, Inc.	4,461	260,344
Boston Beer Co., Inc., Class A(1)	73	7,521
Brown-Forman Corp., Class B	1,421	91,086
Coca-Cola Amatil Ltd.	15,410	217,956
Coca-Cola Co. (The)	28,369	1,061,001
Constellation Brands, Inc., Class A(1)	8,238	271,360
Dr Pepper Snapple Group, Inc.	10,367	464,545
Monster Beverage Corp.(1)	9,954	586,589
PepsiCo, Inc.	12,974	939,707
Pernod-Ricard SA	3,569	384,580

		4,807,144

BIOTECHNOLOGY — 0.5%
Acorda Therapeutics, Inc.(1)	365	8,340
Affymax, Inc.(1)	345	6,103
Alexion Pharmaceuticals, Inc.(1)	5,997	642,938
Alkermes plc(1)	1,005	18,442
Alnylam Pharmaceuticals, Inc.(1)	387	7,078
Amgen, Inc.	7,461	626,127
Arena Pharmaceuticals, Inc.(1)	1,503	13,587
Biogen Idec, Inc.(1)	156	22,868
Cepheid, Inc.(1)	2,524	95,256
Cubist Pharmaceuticals, Inc.(1)	527	24,347
Dendreon Corp.(1)	1,319	5,922
Exact Sciences Corp.(1)	505	5,015
Exelixis, Inc.(1)	1,419	6,286
Genomic Health, Inc.(1)	144	4,962
Gilead Sciences, Inc.(1)	9,282	535,479
Grifols SA(1)	19,892	560,452
Halozyme Therapeutics, Inc.(1)	842	4,884
ImmunoGen, Inc.(1)	593	8,533
InterMune, Inc.(1)	368	2,712
Ironwood Pharmaceuticals, Inc.(1)	676	8,470
Isis Pharmaceuticals, Inc.(1)	839	11,419
Medivation, Inc.(1)	503	52,745
Neurocrine Biosciences, Inc.(1)	641	4,731
NPS Pharmaceuticals, Inc.(1)	564	4,298
Opko Health, Inc.(1)	1,060	4,706
PDL BioPharma, Inc.	1,103	8,118
Pharmacyclics, Inc.(1)	448	29,980

Regeneron Pharmaceuticals, Inc.(1)	1,378	204,013
Rigel Pharmaceuticals, Inc.(1)	539	5,023
Seattle Genetics, Inc.(1)	817	21,683
Theravance, Inc.(1)	516	13,762
United Therapeutics Corp.(1)	5,373	290,787

		3,259,066

BUILDING PRODUCTS†
Apogee Enterprises, Inc.	1,635	25,833
Builders FirstSource, Inc.(1)	6,555	29,170
Fortune Brands Home & Security, Inc.(1)	7,884	201,042

		256,045

CAPITAL MARKETS — 0.9%
Affiliated Managers Group, Inc.(1)	2,188	257,353
Ameriprise Financial, Inc.	11,380	624,876
Apollo Investment Corp.	2,077	16,658
Ares Capital Corp.	561	9,688
Bank of New York Mellon Corp. (The)	18,720	421,949
BlackRock Kelso Capital Corp.	547	5,410
BlackRock, Inc.	4,003	706,009
Charles Schwab Corp. (The)	34,110	460,144
Fifth Street Finance Corp.	667	6,997
Franklin Resources, Inc.	2,076	243,722
Goldman Sachs Group, Inc. (The)	6,910	730,525
Hercules Technology Growth Capital, Inc.	500	5,595
HFF, Inc., Class A(1)	563	7,488
Janus Capital Group, Inc.	2,516	21,939
KKR & Co. LP	12,787	182,215
Morgan Stanley	11,840	177,600
Northern Trust Corp.	25,325	1,176,093
PennantPark Investment Corp.	1,789	19,428
Solar Capital Ltd.	416	9,622
State Street Corp.	3,544	147,430
Stifel Financial Corp.(1)	219	7,157
Triangle Capital Corp.	999	24,525
UBS AG	9,719	108,724
Waddell & Reed Financial, Inc.	441	13,054
WisdomTree Investments, Inc.(1)	853	5,323

		5,389,524

CHEMICALS — 1.0%
A. Schulman, Inc.	302	7,336
Air Liquide SA	2,223	261,574
Airgas, Inc.	2,412	200,365
Albemarle Corp.	2,050	112,197
BASF SE	4,002	311,134
Celanese Corp.	1,895	72,503
CF Industries Holdings, Inc.	2,398	496,410
Christian Hansen Holding A/S	12,816	382,480
E.I. du Pont de Nemours & Co.	12,212	607,547
Eastman Chemical Co.	3,911	216,122
Flotek Industries, Inc.(1)	966	11,428
FMC Corp.	6,238	338,848

Georgia Gulf Corp.	250	9,910
H.B. Fuller Co.	1,008	30,653
Hawkins, Inc.	379	14,637
Huntsman Corp.	10,722	154,182
Innophos Holdings, Inc.	308	14,565
Intrepid Potash, Inc.(1)	988	22,161
Kraton Performance Polymers, Inc.(1)	224	4,805
LyondellBasell Industries NV, Class A	8,485	414,407
Minerals Technologies, Inc.	3,912	265,273
Monsanto Co.	12,150	1,058,386
NewMarket Corp.	480	118,138
Olin Corp.	7,730	165,654
OM Group, Inc.(1)	335	6,177
PPG Industries, Inc.	2,293	252,276
Rentech Nitrogen Partners LP	361	12,263
Rockwood Holdings, Inc.	2,860	135,392
Sensient Technologies Corp.	182	6,525
Sherwin-Williams Co. (The)	258	36,915
Syngenta AG	1,129	380,669
Tredegar Corp.	741	11,989
Valspar Corp.	3,010	160,553
W.R. Grace & Co.(1)	530	30,613

		6,324,087

COMMERCIAL BANKS — 2.0%
American National Bankshares, Inc.	818	18,241
Banco Bilbao Vizcaya Argentaria SA	28,534	217,960
Banco Latinoamericano de Comercio Exterior SA E Shares	766	16,132
Bancorp, Inc.(1)	798	7,717
BancorpSouth, Inc.	772	11,379
Bank of Montreal	5,955	348,368
Bank of Nova Scotia	4,534	240,326
BankUnited, Inc.	1,937	48,909
BB&T Corp.	9,922	312,940
BNP Paribas SA	13,656	593,535
BOK Financial Corp.	246	14,162
Boston Private Financial Holdings, Inc.	1,534	14,558
Cathay General Bancorp.	1,873	30,661
City National Corp.	589	30,245
Comerica, Inc.	19,076	585,824
Commerce Bancshares, Inc.	13,258	533,369
Commonwealth Bank of Australia	9,563	540,832
Community Bank System, Inc.	691	19,376
Cullen/Frost Bankers, Inc.	4,104	228,182
CVB Financial Corp.	671	8,018
DBS Group Holdings Ltd.	28,000	324,589
DNB ASA	10,252	117,816
F.N.B. Corp.	1,523	16,677
First Financial Bancorp	622	10,126
First Horizon National Corp.	2,355	21,101
First Interstate Bancsystem, Inc.	856	12,241
First Midwest Bancorp., Inc.	961	11,349
First Niagara Financial Group, Inc.	874	6,896
FirstMerit Corp.	722	11,328

Fulton Financial Corp.	2,310	22,476
Hancock Holding Co.	310	9,188
Heritage Financial Corp.	1,314	18,383
Home Bancshares, Inc.	1,075	33,873
HSBC Holdings plc (Hong Kong)	69,487	601,161
KeyCorp	27,172	229,060
Lakeland Financial Corp.	631	16,759
Lloyds Banking Group plc(1)	510,978	270,263
MB Financial, Inc.	500	10,210
National Bankshares, Inc.	540	17,145
Old National Bancorp.	742	9,794
Pacific Continental Corp.	1,207	10,851
Park Sterling Corp.(1)	2,784	13,363
Pinnacle Financial Partners, Inc.(1)	848	16,231
PNC Financial Services Group, Inc.	21,467	1,334,389
Popular, Inc.(1)	1,343	21,273
Signature Bank(1)	257	16,610
Standard Chartered plc	22,774	503,190
Sumitomo Mitsui Financial Group, Inc.	5,100	157,895
SunTrust Banks, Inc.	8,791	221,269
Susquehanna Bancshares, Inc.	1,545	16,238
Swedbank AB A Shares	23,466	410,696
TCF Financial Corp.	1,467	16,313
Texas Capital Bancshares, Inc.(1)	901	41,464
Trico Bancshares	831	12,764
Trustmark Corp.	515	12,200
U.S. Bancorp	28,210	942,496
UMB Financial Corp.	318	15,592
Umpqua Holdings Corp.	818	10,340
United Bankshares, Inc.	405	9,854
Washington Banking Co.	719	9,800
Webster Financial Corp.	210	4,469
Wells Fargo & Co.	76,617	2,607,277
Westamerica Bancorp.	7,065	328,876
Wintrust Financial Corp.	209	7,819

		12,332,438

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Aggreko plc	9,234	346,028
Avery Dennison Corp.	3,690	115,239
Brink's Co. (The)	412	9,171
Clean Harbors, Inc.(1)	2,243	121,997
Deluxe Corp.	1,080	30,640
G&K Services, Inc., Class A	822	25,786
HNI Corp.	604	16,743
Metalico, Inc.(1)	2,913	6,700
Mine Safety Appliances Co.	332	11,577
Republic Services, Inc.	47,757	1,320,481
Stericycle, Inc.(1)	2,912	266,506
SYKES Enterprises, Inc.(1)	1,347	18,171
US Ecology, Inc.	425	7,990
Waste Management, Inc.	5,768	199,457

		2,496,486

COMMUNICATIONS EQUIPMENT — 0.6%
Aruba Networks, Inc.(1)	815	16,015
Bel Fuse, Inc., Class B	1,014	19,753
Brocade Communications Systems, Inc.(1)	15,579	90,358
Cisco Systems, Inc.	128,157	2,445,236
F5 Networks, Inc.(1)	1,750	170,607
InterDigital, Inc.	289	9,754
Ixia(1)	1,388	20,598
Netgear, Inc.(1)	499	18,248
Oplink Communications, Inc.(1)	578	9,288
Palo Alto Networks, Inc.(1)	1,957	125,992
Plantronics, Inc.	211	7,524
Polycom, Inc.(1)	1,016	10,587
Procera Networks, Inc.(1)	1,150	24,369
QUALCOMM, Inc.	8,423	517,678
Sycamore Networks, Inc.(1)	876	12,947
Telular Corp.	1,039	9,943

		3,508,897

COMPUTERS AND PERIPHERALS — 1.4%
Apple, Inc.	7,879	5,241,426
Electronics for Imaging, Inc.(1)	572	8,837
EMC Corp.(1)	34,309	901,984
Gemalto NV	3,856	305,603
Hewlett-Packard Co.	27,110	457,617
QLogic Corp.(1)	1,080	13,144
SanDisk Corp.(1)	6,205	255,770
Seagate Technology plc	16,900	540,969
Synaptics, Inc.(1)	200	6,084
Western Digital Corp.(1)	15,654	654,650

		8,386,084

CONSTRUCTION AND ENGINEERING — 0.1%
Chicago Bridge & Iron Co. NV New York Shares	11,071	407,634
EMCOR Group, Inc.	426	11,770
Granite Construction, Inc.	728	20,071
KBR, Inc.	3,791	102,698
Pike Electric Corp.(1)	1,733	15,424
Quanta Services, Inc.(1)	8,609	206,616
URS Corp.	4,012	146,077

		910,290

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	789	33,651
Headwaters, Inc.(1)	3,870	25,735
HeidelbergCement AG	5,260	265,766
James Hardie Industries SE	14,443	125,045

		450,197

CONSUMER FINANCE — 0.2%
American Express Co.	10,162	592,445
Cash America International, Inc.	6,800	263,976
Discover Financial Services	9,144	354,147

		1,210,568

CONTAINERS AND PACKAGING — 0.1%
Bemis Co., Inc.	12,642	382,547
Graphic Packaging Holding Co.(1)	3,385	18,922
Packaging Corp. of America	303	9,702
Sonoco Products Co.	4,037	123,492

		534,663

DISTRIBUTORS†
Core-Mark Holding Co., Inc.	168	7,651
LKQ Corp.(1)	2,282	86,123
Pool Corp.	560	22,058

		115,832

DIVERSIFIED CONSUMER SERVICES†
Apollo Group, Inc., Class A(1)	465	12,485
Coinstar, Inc.(1)	2,671	136,542
Grand Canyon Education, Inc.(1)	747	15,777
Sotheby's	907	28,353
Steiner Leisure, Ltd.(1)	241	11,264

		204,421

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Bank of America Corp.	72,172	576,654
CBOE Holdings, Inc.	238	6,769
Citigroup, Inc.	35,930	1,067,480
Compass Diversified Holdings	516	7,590
JPMorgan Chase & Co.	72,670	2,698,964
MarketAxess Holdings, Inc.	731	23,809
McGraw-Hill Cos., Inc. (The)	2,964	151,757
NYSE Euronext	8,771	219,714
ORIX Corp.	4,960	458,655

		5,211,392

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	67,283	2,465,249
CenturyLink, Inc.	19,154	809,448
Iliad SA	1,319	209,039
Premiere Global Services, Inc.(1)	1,892	17,520
Telenor ASA	30,107	550,154
tw telecom, inc. Class A(1)	21,535	541,605
Verizon Communications, Inc.	33,580	1,441,925

		6,034,940

ELECTRIC UTILITIES — 0.9%
American Electric Power Co., Inc.	8,290	356,387
Cleco Corp.	2,229	91,233
El Paso Electric Co.	781	25,843
Empire District Electric Co. (The)	20,261	427,710
Exelon Corp.	7,260	264,772
Great Plains Energy, Inc.	30,641	653,266
IDACORP, Inc.	6,247	258,938
Northeast Utilities	7,414	279,286
NV Energy, Inc.	36,052	632,352
Pinnacle West Capital Corp.	7,730	397,090
PNM Resources, Inc.	529	10,882

Portland General Electric Co.	11,761	315,665
PPL Corp.	13,070	383,343
Unitil Corp.	278	7,339
UNS Energy Corp.	253	10,135
Westar Energy, Inc.	18,481	538,167
Xcel Energy, Inc.	31,763	885,870

		5,538,278

ELECTRICAL EQUIPMENT — 0.2%
ABB Ltd. ADR	12,334	213,625
Acuity Brands, Inc.	325	20,852
Brady Corp., Class A	9,190	258,055
Emerson Electric Co.	3,540	179,549
Encore Wire Corp.	952	26,960
Franklin Electric Co., Inc.	292	15,835
II-VI, Inc.(1)	378	7,031
LSI Industries, Inc.	840	5,477
Rockwell Automation, Inc.	1,429	102,974
Schneider Electric SA	4,335	273,773

		1,104,131

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Benchmark Electronics, Inc.(1)	330	5,297
Brightpoint, Inc.(1)	1,349	12,101
Cognex Corp.	627	22,628
Coherent, Inc.(1)	331	15,587
Electro Scientific Industries, Inc.	575	7,050
FLIR Systems, Inc.	807	15,979
Hitachi Ltd.	28,000	160,572
Ingenico	7,350	389,901
Ingram Micro, Inc. Class A(1)	779	11,895
IPG Photonics Corp.(1)	305	18,754
Jabil Circuit, Inc.	7,999	182,217
Littelfuse, Inc.	909	46,623
Methode Electronics, Inc.	1,350	12,676
Molex, Inc., Class A	8,337	184,998
Murata Manufacturing Co. Ltd.	5,800	285,944
OSI Systems, Inc.(1)	504	37,346
Park Electrochemical Corp.	999	25,954
Plexus Corp.(1)	210	6,277
Power-One, Inc.(1)	5,029	30,878
TE Connectivity Ltd.	9,006	316,741
Tech Data Corp.(1)	3,912	190,045
Trimble Navigation Ltd.(1)	9,519	466,907
Universal Display Corp.(1)	333	13,443

		2,459,813

ENERGY EQUIPMENT AND SERVICES — 0.8%
Baker Hughes, Inc.	12,730	580,488
Bristow Group, Inc.	357	16,740
Core Laboratories NV	2,546	311,096
Dril-Quip, Inc.(1)	451	31,588
Helix Energy Solutions Group, Inc.(1)	14,609	257,410

Helmerich & Payne, Inc.	3,308	150,977
Hornbeck Offshore Services, Inc.(1)	2,089	81,137
Key Energy Services, Inc.(1)	1,968	15,567
Mitcham Industries, Inc.(1)	1,063	16,264
National Oilwell Varco, Inc.	7,151	563,499
Oceaneering International, Inc.	7,591	406,422
Oil States International, Inc.(1)	1,982	155,072
Petrofac Ltd.	7,886	188,077
Pioneer Energy Services Corp.(1)	1,006	7,746
RigNet, Inc.(1)	640	11,366
Saipem SpA	11,669	554,067
Schlumberger Ltd.	16,399	1,186,960
Technip SA	4,515	475,557
Tetra Technologies, Inc.(1)	1,101	7,057
Unit Corp.(1)	297	11,815

		5,028,905

FOOD AND STAPLES RETAILING — 0.9%
Andersons, Inc. (The)	782	31,413
Costco Wholesale Corp.	3,707	362,804
CVS Caremark Corp.	32,774	1,492,856
Fresh Market, Inc. (The)(1)	843	48,658
Harris Teeter Supermarkets, Inc.	79	3,086
Jeronimo Martins SGPS SA	13,664	228,238
Kroger Co. (The)	34,563	770,064
Lawson, Inc.	3,600	275,880
SUPERVALU, Inc.	1,415	3,368
SYSCO Corp.	6,805	206,191
United Natural Foods, Inc.(1)	227	13,048
Village Super Market, Inc., Class A	445	14,832
Wal-Mart Stores, Inc.	17,332	1,258,303
Weis Markets, Inc.	523	22,044
Wesfarmers Ltd.	6,432	229,393
Whole Foods Market, Inc.	7,770	751,747

		5,711,925

FOOD PRODUCTS — 1.0%
Annie's, Inc.(1)	1,181	49,071
Archer-Daniels-Midland Co.	5,961	159,457
Campbell Soup Co.	16,954	595,764
ConAgra Foods, Inc.	28,668	719,853
Dole Food Co., Inc.(1)	582	7,496
General Mills, Inc.	8,067	317,275
Hain Celestial Group, Inc. (The)(1)	2,274	156,883
Hershey Co. (The)	2,416	173,517
Hillshire Brands Co.	8,087	210,828
J&J Snack Foods Corp.	622	35,516
Kellogg Co.	7,273	368,377
Kraft Foods, Inc., Class A	16,870	700,611
McCormick & Co., Inc.	3,739	229,724
Mead Johnson Nutrition Co.	8,141	596,980
Nestle SA	12,210	759,048
Ralcorp Holdings, Inc.(1)	10,709	759,911
Smithfield Foods, Inc.(1)	7,510	145,093

Snyders-Lance, Inc.	427	9,988
Tyson Foods, Inc., Class A	233	3,649
Unilever plc	7,990	287,232

		6,286,273

GAS UTILITIES — 0.1%
AGL Resources, Inc.	14,458	573,260
Atmos Energy Corp.	397	13,871
Laclede Group, Inc. (The)	423	17,872
ONEOK, Inc.	5,342	237,879
South Jersey Industries, Inc.	201	10,175
Southwest Gas Corp.	370	15,817
WGL Holdings, Inc.	179	6,988

		875,862

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Abaxis, Inc.(1)	201	7,531
Align Technology, Inc.(1)	612	20,777
Analogic Corp.	113	7,855
Arthrocare Corp.(1)	191	5,650
Becton, Dickinson and Co.	5,688	432,174
Boston Scientific Corp.(1)	46,505	251,127
CareFusion Corp.(1)	29,322	770,289
Cie Generale d'Optique Essilor International SA	3,311	288,980
Conceptus, Inc.(1)	328	6,235
Cooper Cos., Inc. (The)	2,738	229,581
Covidien plc	1,658	92,931
Cutera, Inc.(1)	923	6,664
Cyberonics, Inc.(1)	244	12,183
DENTSPLY International, Inc.	2,066	74,934
DexCom, Inc.(1)	615	8,180
Edwards Lifesciences Corp.(1)	2,525	257,828
Elekta AB B Shares	4,843	246,823
Haemonetics Corp.(1)	208	15,323
HeartWare International, Inc.(1)	122	10,928
Hill-Rom Holdings, Inc.	2,592	71,876
ICU Medical, Inc.(1)	361	20,036
IDEXX Laboratories, Inc.(1)	2,865	272,347
Insulet Corp.(1)	406	8,514
Integra LifeSciences Holdings Corp.(1)	474	18,647
Intuitive Surgical, Inc.(1)	596	293,107
MAKO Surgical Corp.(1)	316	5,208
Masimo Corp.(1)	435	9,605
Medtronic, Inc.	41,170	1,673,972
Meridian Bioscience, Inc.	377	6,665
Mettler-Toledo International, Inc.(1)	1,162	191,858
Neogen Corp.(1)	209	8,159
NxStage Medical, Inc.(1)	423	5,393
OraSure Technologies, Inc.(1)	473	4,593
Orthofix International NV(1)	556	23,530
ResMed, Inc.(1)	3,804	142,916
St. Jude Medical, Inc.	12,263	463,051
STERIS Corp.	10,155	347,707
Stryker Corp.	5,506	293,250

Utah Medical Products, Inc.	427	14,437
Volcano Corp.(1)	441	12,471
West Pharmaceutical Services, Inc.	188	8,902
Young Innovations, Inc.	1,622	60,452
Zimmer Holdings, Inc.	13,113	810,121

		7,512,810

HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Accretive Health, Inc.(1)	524	6,230
Aetna, Inc.	10,800	414,828
Air Methods Corp.(1)	112	13,052
AmerisourceBergen Corp.	6,629	255,349
Amsurg Corp.(1)	246	7,235
Bio-Reference Labs, Inc.(1)	223	5,825
Catamaran Corp.(1)	7,495	653,189
Centene Corp.(1)	430	17,462
Chemed Corp.	169	11,159
CIGNA Corp.	4,464	204,317
DaVita, Inc.(1)	1,181	114,876
Emeritus Corp.(1)	275	5,506
Express Scripts Holding Co.(1)	10,903	682,746
Fresenius Medical Care AG & Co. KGaA	3,853	277,839
HealthSouth Corp.(1)	1,529	35,014
HMS Holdings Corp.(1)	720	24,811
Humana, Inc.	6,668	467,293
IPC The Hospitalist Co., Inc.(1)	162	7,159
Landauer, Inc.	92	5,395
LifePoint Hospitals, Inc.(1)	13,074	528,451
Magellan Health Services, Inc.(1)	213	10,567
McKesson Corp.	5,544	482,938
MWI Veterinary Supply, Inc.(1)	108	10,889
National Healthcare Corp.	316	14,122
Owens & Minor, Inc.	1,150	32,189
Patterson Cos., Inc.	9,091	308,821
PSS World Medical, Inc.(1)	1,046	22,583
Quest Diagnostics, Inc.	5,230	316,258
Team Health Holdings, Inc.(1)	244	6,966
U.S. Physical Therapy, Inc.	249	6,467
UnitedHealth Group, Inc.	11,957	649,265
VCA Antech, Inc.(1)	897	17,348
WellCare Health Plans, Inc.(1)	173	9,807
WellPoint, Inc.	11,019	659,708

		6,285,664

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	306	27,041
Cerner Corp.(1)	3,724	272,373
Computer Programs & Systems, Inc.	106	5,358
HealthStream, Inc.(1)	216	6,139
Quality Systems, Inc.	362	6,397

		317,308

HOTELS, RESTAURANTS AND LEISURE — 0.7%
AFC Enterprises, Inc.(1)	829	19,913

Bally Technologies, Inc.(1)	2,262	100,184
Bloomin' Brands, Inc.(1)	394	5,114
Bob Evans Farms, Inc.	234	9,206
Brinker International, Inc.	767	26,431
Carnival Corp.	7,840	271,891
Carnival plc	6,033	206,821
CEC Entertainment, Inc.	10,778	320,214
Cedar Fair LP	1,140	36,583
Chipotle Mexican Grill, Inc.(1)	886	255,735
Dunkin' Brands Group, Inc.	3,567	103,907
Intercontinental Hotels Group plc	9,196	234,360
International Game Technology	16,485	202,601
International Speedway Corp., Class A	4,658	123,949
Jack in the Box, Inc.(1)	269	7,018
Marriott International, Inc. Class A	11,673	439,839
McDonald's Corp.	4,103	367,177
Panera Bread Co., Class A(1)	833	129,032
Papa John's International, Inc.(1)	530	27,290
Sands China Ltd.	58,000	204,901
Shuffle Master, Inc.(1)	732	11,104
Six Flags Entertainment Corp.	240	13,255
Speedway Motorsports, Inc.	3,048	46,726
Starbucks Corp.	6,693	332,040
Starwood Hotels & Resorts Worldwide, Inc.	5,178	285,463
Vail Resorts, Inc.	159	8,196
Whitbread plc	5,683	192,206
WMS Industries, Inc.(1)	634	10,100
Wyndham Worldwide Corp.	2,400	125,136
Yum! Brands, Inc.	1,041	66,332

		4,182,724

HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc.(1)	224	10,259
CSS Industries, Inc.	799	15,956
Electrolux AB	13,444	325,635
Garmin Ltd.	9,575	386,351
Helen of Troy Ltd.(1)	247	7,766
Lennar Corp., Class A	5,825	188,905
M.D.C. Holdings, Inc.	1,365	47,338
M/I Homes, Inc.(1)	2,030	39,179
Mohawk Industries, Inc.(1)	2,412	173,784
Newell Rubbermaid, Inc.	8,256	148,030
PulteGroup, Inc.(1)	6,400	87,552
Standard Pacific Corp.(1)	15,110	101,237
Toll Brothers, Inc.(1)	5,941	194,389
Tupperware Brands Corp.	395	21,125
Whirlpool Corp.	3,276	247,207

		1,994,713

HOUSEHOLD PRODUCTS — 0.6%
Church & Dwight Co., Inc.	5,760	315,302
Clorox Co.	3,542	257,680
Colgate-Palmolive Co.	2,499	265,669
Energizer Holdings, Inc.	1,600	110,240

Kimberly-Clark Corp.	4,653	388,991
Procter & Gamble Co. (The)	32,415	2,177,964
Unicharm Corp.	7,100	413,060

		3,928,906

INDUSTRIAL CONGLOMERATES — 0.9%
Danaher Corp.	15,723	842,281
General Electric Co.	138,595	2,870,303
Koninklijke Philips Electronics NV	18,685	429,616
Raven Industries, Inc.	1,482	45,008
Standex International Corp.	305	13,615
Tyco International Ltd.	21,923	1,236,019

		5,436,842

INSURANCE — 2.2%
ACE Ltd.	7,825	576,937
Admiral Group plc	12,175	229,279
Aflac, Inc.	10,946	505,486
AIA Group Ltd.	90,200	309,934
Allied World Assurance Co. Holdings AG	4,750	373,018
Allstate Corp. (The)	22,117	824,522
Alterra Capital Holdings Ltd.	853	19,593
American Equity Investment Life Holding Co.	595	6,878
American International Group, Inc.(1)	1,780	61,107
AMERISAFE, Inc.(1)	487	12,243
Amtrust Financial Services, Inc.	652	17,005
Aon plc	9,456	491,334
Aspen Insurance Holdings Ltd.	776	22,566
Assurant, Inc.	4,138	145,865
Axis Capital Holdings Ltd.	1,626	55,398
Baldwin & Lyons, Inc., Class B	861	19,390
Berkshire Hathaway, Inc., Class B(1)	12,215	1,030,213
Brown & Brown, Inc.	4,660	122,278
Chubb Corp. (The)	9,095	672,030
Everest Re Group Ltd.	3,183	329,950
Hanover Insurance Group, Inc. (The)	318	11,349
HCC Insurance Holdings, Inc.	19,724	652,470
Hiscox Ltd.	34,786	256,677
Infinity Property & Casualty Corp.	335	18,794
Loews Corp.	20,866	848,203
Marsh & McLennan Cos., Inc.	26,013	888,864
MetLife, Inc.	26,661	909,940
Muenchener Rueckversicherungs AG	2,516	372,476
National Financial Partners Corp.(1)	1,011	14,902
Platinum Underwriters Holdings Ltd.	543	21,579
Primerica, Inc.	382	11,139
Principal Financial Group, Inc.	20,123	552,175
ProAssurance Corp.	218	19,452
Protective Life Corp.	424	11,978
Prudential Financial, Inc.	19,899	1,084,694
Reinsurance Group of America, Inc.	351	20,618
Symetra Financial Corp.	12,193	148,998
Torchmark Corp.	2,430	124,367
Travelers Cos., Inc. (The)	15,789	1,022,180

United Fire Group, Inc.	956	21,166
Unum Group	15,821	308,668
Validus Holdings Ltd.	3,450	115,610
Zurich Financial Services AG	1,434	344,719

		13,606,044

INTERNET AND CATALOG RETAIL — 0.2%
Amazon.com, Inc.(1)	2,823	700,754
Expedia, Inc.	2,684	137,850
HSN, Inc.	442	19,903
priceline.com, Inc.(1)	331	200,113
Rakuten, Inc.	43,900	423,889

		1,482,509

INTERNET SOFTWARE AND SERVICES — 0.6%
Blucora, Inc.(1)	2,326	35,844
CoStar Group, Inc.(1)	339	27,544
Dice Holdings, Inc.(1)	805	6,424
eBay, Inc.(1)	2,996	142,220
Google, Inc., Class A(1)	3,159	2,164,199
LinkedIn Corp., Class A(1)	1,249	134,018
Liquidity Services, Inc.(1)	282	14,774
Perficient, Inc.(1)	1,652	17,693
Rackspace Hosting, Inc.(1)	4,938	296,181
SPS Commerce, Inc.(1)	143	4,998
Stamps.com, Inc.(1)	592	13,107
Telecity Group plc	32,249	445,497
ValueClick, Inc.(1)	1,412	22,959
Web.com Group, Inc.(1)	1,504	25,042

		3,350,500

IT SERVICES — 0.9%
Accenture plc, Class A	9,607	591,791
Alliance Data Systems Corp.(1)	5,393	742,346
Automatic Data Processing, Inc.	5,355	311,018
Cardtronics, Inc.(1)	750	21,188
Convergys Corp.	1,245	19,310
DST Systems, Inc.	935	47,573
Fiserv, Inc.(1)	2,570	183,267
FleetCor Technologies, Inc.(1)	349	15,070
Heartland Payment Systems, Inc.	1,729	52,527
International Business Machines Corp.	10,225	1,992,341
MasterCard, Inc., Class A	944	399,218
MAXIMUS, Inc.	301	16,371
NeuStar, Inc., Class A(1)	516	19,386
Teradata Corp.(1)	6,651	508,003
Total System Services, Inc.	308	7,139
Visa, Inc., Class A	2,863	367,180
Wright Express Corp.(1)	133	8,757

		5,302,485

LEISURE EQUIPMENT AND PRODUCTS†
Brunswick Corp.	969	22,956
Hasbro, Inc.	2,673	100,264
Polaris Industries, Inc.	1,222	91,882

Smith & Wesson Holding Corp.(1)	2,613	21,008
Sturm Ruger & Co., Inc.	366	15,848

		251,958

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	13,839	514,257
Covance, Inc.(1)	339	16,201
Life Technologies Corp.(1)	7,472	356,489
Luminex Corp.(1)	355	6,866
PAREXEL International Corp.(1)	492	14,165
Sequenom, Inc.(1)	929	3,409

		911,387

MACHINERY — 1.1%
Actuant Corp., Class A	2,327	65,435
Altra Holdings, Inc.	1,454	26,768
Atlas Copco AB A Shares	9,351	209,269
Barnes Group, Inc.	601	14,226
Briggs & Stratton Corp.	820	14,202
Chart Industries, Inc.(1)	2,740	191,252
CLARCOR, Inc.	308	14,827
Cummins, Inc.	4,994	484,967
Deere & Co.	1,941	145,789
Dover Corp.	6,870	397,155
Dynamic Materials Corp.	826	13,348
Eaton Corp.	6,340	283,525
FANUC Corp.	1,600	261,370
FreightCar America, Inc.	529	9,480
Gardner Denver, Inc.	238	14,347
IDEX Corp.	351	13,991
Illinois Tool Works, Inc.	6,284	372,578
Ingersoll-Rand plc	3,650	170,674
ITT Corp.	17,831	354,837
Joy Global, Inc.	1,844	98,433
Kaydon Corp.	14,058	312,650
Kennametal, Inc.	923	34,003
Kone Oyj	2,563	156,835
Kubota Corp.	16,000	153,675
Lincoln Electric Holdings, Inc.	225	9,281
Lindsay Corp.	505	33,007
Middleby Corp.(1)	249	28,672
Mitsubishi Heavy Industries Ltd.	59,000	244,154
Mueller Industries, Inc., Class A	173	7,456
NN, Inc.(1)	2,614	22,036
Oshkosh Corp.(1)	11,645	295,084
PACCAR, Inc.	9,150	365,177
Parker-Hannifin Corp.	5,656	452,367
Sauer-Danfoss, Inc.	7,986	304,506
SembCorp Marine Ltd.	30,000	120,337
Stanley Black & Decker, Inc.	2,930	192,735
Titan International, Inc.	3,069	64,081
Trinity Industries, Inc.	4,222	119,652
Valmont Industries, Inc.	1,272	161,226
Volvo AB B Shares	14,197	179,976

Woodward, Inc.	6,169	215,483

		6,628,866

MARINE†
Diana Shipping, Inc.(1)	999	6,603

MEDIA — 1.0%
Belo Corp. Class A	3,273	23,893
CBS Corp., Class B	28,072	1,020,136
Comcast Corp., Class A	36,919	1,237,894
DISH Network Corp., Class A	12,072	386,183
Entercom Communications Corp., Class A(1)	2,038	12,901
Entravision Communications Corp., Class A	8,115	9,251
Gannett Co., Inc.	529	8,073
Kabel Deutschland Holding AG(1)	8,057	534,067
Liberty Global, Inc. Class A(1)	1,346	74,393
LIN TV Corp., Class A(1)	4,190	16,970
Publicis Groupe SA	5,040	261,592
ReachLocal, Inc.(1)	708	8,900
Regal Entertainment Group Class A	20,386	283,365
Scholastic Corp.	459	14,022
Scripps Networks Interactive, Inc. Class A	1,963	116,013
SES SA	2,775	71,413
Sirius XM Radio, Inc.(1)	35,203	89,064
Thomson Reuters Corp.	3,494	99,404
Time Warner Cable, Inc.	8,451	750,618
Time Warner, Inc.	20,030	832,247
Viacom, Inc., Class B	4,818	240,948

		6,091,347

METALS AND MINING — 0.6%
Antofagasta plc	20,361	357,896
BHP Billiton Ltd.	20,515	673,791
Carpenter Technology Corp.	2,809	132,753
Coeur d'Alene Mines Corp.(1)	15,870	364,851
Freeport-McMoRan Copper & Gold, Inc.	17,970	648,897
Globe Specialty Metals, Inc.	883	12,883
Hecla Mining Co.	2,775	15,013
Newmont Mining Corp.	8,299	420,593
Nucor Corp.	17,932	675,140
Rio Tinto Ltd.	6,124	311,542
RTI International Metals, Inc.(1)	92	1,995
Schnitzer Steel Industries, Inc. Class A	246	6,795
Titanium Metals Corp.	1,786	21,861
Umicore SA	5,090	241,491

		3,885,501

MULTI-UTILITIES — 0.4%
Ameren Corp.	9,811	321,016
Avista Corp.	528	13,411
Black Hills Corp.	476	16,279
DTE Energy Co.	1,435	83,804
E.ON AG	8,145	187,326
NorthWestern Corp.	304	11,126
PG&E Corp.	24,210	1,050,956

Public Service Enterprise Group, Inc.	12,640	400,182
Wisconsin Energy Corp.	4,439	168,505

		2,252,605

MULTILINE RETAIL — 0.6%
Dillard's, Inc., Class A	5,105	383,283
Dollar General Corp.(1)	4,635	236,710
Dollar Tree, Inc.(1)	6,806	327,845
Family Dollar Stores, Inc.	2,171	138,162
Gordmans Stores, Inc.(1)	367	6,452
Kohl's Corp.	6,590	343,998
Macy's, Inc.	25,890	1,043,626
Target Corp.	18,575	1,190,472

		3,670,548

OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	212	7,905

OIL, GAS AND CONSUMABLE FUELS — 3.5%
Alliance Resource Partners LP	268	16,597
Alon USA Energy, Inc.	1,185	16,211
Apache Corp.	10,042	861,101
Berry Petroleum Co., Class A	706	26,009
BG Group plc	26,430	540,534
Bill Barrett Corp.(1)	634	13,904
BP Prudhoe Bay Royalty Trust	107	9,451
Cabot Oil & Gas Corp.	8,471	350,784
Chevron Corp.	31,268	3,507,019
Concho Resources, Inc.(1)	2,567	230,363
ConocoPhillips	10,028	569,490
Devon Energy Corp.	5,376	310,894
Energy XXI Bermuda Ltd.	8,270	272,000
ENI SpA	15,204	336,958
EOG Resources, Inc.	3,463	375,043
EQT Corp.	7,731	417,165
EQT Midstream Partners LP(1)	1,115	30,618
Exxon Mobil Corp.	63,694	5,560,486
Goodrich Petroleum Corp.(1)	713	9,055
Gulfport Energy Corp.(1)	1,916	50,391
Hugoton Royalty Trust	1,593	9,701
Imperial Oil Ltd.	18,107	826,778
Kodiak Oil & Gas Corp.(1)	16,599	148,395
Marathon Petroleum Corp.	10,070	521,122
Murphy Oil Corp.	6,592	338,367
Noble Energy, Inc.	3,055	268,534
Occidental Petroleum Corp.	17,294	1,470,163
Pacific Coast Oil Trust	1,252	23,725
Peabody Energy Corp.	6,268	135,577
Phillips 66	2,545	106,890
Rosetta Resources, Inc.(1)	822	35,297
Royal Dutch Shell plc, Class A	16,660	582,757
SandRidge Mississippian Trust II	539	11,217
Southwestern Energy Co.(1)	7,032	218,906
Statoil ASA	21,994	564,713
Stone Energy Corp.(1)	1,491	35,083

Suncor Energy, Inc.	11,086	346,770
Tesoro Logistics LP	207	9,019
Total SA ADR	10,860	541,480
Tullow Oil plc	6,622	143,316
Ultra Petroleum Corp.(1)	22,094	454,253
Vaalco Energy, Inc.(1)	4,454	33,004
Valero Energy Corp.	11,680	365,117
W&T Offshore, Inc.	1,357	23,422
Western Refining, Inc.	9,248	258,666

		20,976,345

PAPER AND FOREST PRODUCTS — 0.1%
Buckeye Technologies, Inc.	1,150	34,868
Clearwater Paper Corp.(1)	674	25,423
International Paper Co.	11,000	380,160
KapStone Paper and Packaging Corp.(1)	2,919	58,468
Neenah Paper, Inc.	590	16,467
West Fraser Timber Co. Ltd.	1,636	92,260

		607,646

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,087	245,016
Inter Parfums, Inc.	794	13,180
L'Oreal SA	2,594	318,899
Prestige Brands Holdings, Inc.(1)	243	3,903

		580,998

PHARMACEUTICALS — 2.4%
Abbott Laboratories	26,821	1,757,848
Allergan, Inc.	3,816	328,672
Auxilium Pharmaceuticals, Inc.(1)	402	9,367
Bristol-Myers Squibb Co.	6,902	227,835
Eli Lilly & Co.	13,758	617,872
GlaxoSmithKline plc	15,146	342,707
Hospira, Inc.(1)	4,321	145,099
Impax Laboratories, Inc.(1)	859	20,333
Jazz Pharmaceuticals plc(1)	346	15,746
Johnson & Johnson	43,370	2,924,439
Medicines Co. (The)(1)	484	12,434
Medicis Pharmaceutical Corp., Class A	697	21,997
Merck & Co., Inc.	48,321	2,080,219
Nektar Therapeutics(1)	747	6,409
Novo Nordisk A/S B Shares	2,547	401,129
Optimer Pharmaceuticals, Inc.(1)	437	6,568
Par Pharmaceutical Cos., Inc.(1)	762	37,948
Perrigo Co.	3,343	367,630
Pfizer, Inc.	131,722	3,142,887
Questcor Pharmaceuticals, Inc.(1)	465	20,200
Roche Holding AG	2,649	482,242
Sanofi	9,503	777,534
Shire plc	9,304	283,058
ViroPharma, Inc.(1)	303	8,060
VIVUS, Inc.(1)	852	18,275

Watson Pharmaceuticals, Inc.(1)	2,998	243,887

		14,300,395

PROFESSIONAL SERVICES — 0.3%
Adecco SA	2,118	96,061
Advisory Board Co. (The)(1)	197	8,733
Capita Group plc (The)	24,862	285,025
CDI Corp.	1,324	21,806
Dun & Bradstreet Corp.	1,190	96,330
Equifax, Inc.	2,310	105,752
Experian plc	18,651	297,335
Heidrick & Struggles International, Inc.	397	4,891
IHS, Inc. Class A(1)	1,689	192,614
Intertek Group plc	6,814	304,572
Kforce, Inc.(1)	595	6,973
On Assignment, Inc.(1)	1,596	26,350
Verisk Analytics, Inc. Class A(1)	2,378	115,381
WageWorks, Inc.(1)	371	6,329

		1,568,152

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
American Campus Communities, Inc.	2,973	138,601
American Tower Corp.	9,242	650,637
Annaly Capital Management, Inc.	7,873	136,282
Apartment Investment & Management Co., Class A	9,588	253,890
Associated Estates Realty Corp.	647	9,841
AvalonBay Communities, Inc.	2,864	405,313
BioMed Realty Trust, Inc.	1,302	24,126
Boston Properties, Inc.	5,733	642,841
Brandywine Realty Trust	14,100	172,020
BRE Properties, Inc.	3,007	150,109
Camden Property Trust	3,942	273,693
Campus Crest Communities, Inc.	1,835	19,818
Capstead Mortgage Corp.	501	7,184
CBL & Associates Properties, Inc.	9,468	202,331
Cedar Realty Trust, Inc.	1,773	9,734
Chimera Investment Corp.	3,276	8,321
CommonWealth REIT	771	11,542
CreXus Investment Corp.	700	7,196
DCT Industrial Trust, Inc.	18,063	114,158
DDR Corp.	16,733	254,676
DiamondRock Hospitality Co.	12,233	117,681
Digital Realty Trust, Inc.	5,928	441,695
Douglas Emmett, Inc.	9,200	220,708
Duke Realty Corp.	10,818	156,861
EastGroup Properties, Inc.	174	9,326
Education Realty Trust, Inc.	784	9,063
Equity Lifestyle Properties, Inc.	144	9,901
Equity One, Inc.	6,800	144,160
Equity Residential	9,100	549,640
Essex Property Trust, Inc.	602	91,492
Extra Space Storage, Inc.	6,177	210,697
Federal Realty Investment Trust	586	63,235
First Industrial Realty Trust, Inc.(1)	6,464	83,386

General Growth Properties, Inc.	16,274	334,919
Government Properties Income Trust	315	7,116
Hatteras Financial Corp.	582	16,872
HCP, Inc.	12,757	585,036
Health Care REIT, Inc.	4,872	284,720
Healthcare Realty Trust, Inc.	404	9,801
Hersha Hospitality Trust	2,718	13,536
Highwoods Properties, Inc.	199	6,489
Host Hotels & Resorts, Inc.	24,446	374,024
Kilroy Realty Corp.	5,214	246,153
Kimco Realty Corp.	14,950	303,784
LaSalle Hotel Properties	2,900	79,025
Lexington Realty Trust	2,533	23,760
Macerich Co. (The)	5,164	307,619
Mack-Cali Realty Corp.	645	17,222
Medical Properties Trust, Inc.	733	7,557
MFA Financial, Inc.	1,900	15,561
Mid-America Apartment Communities, Inc.	292	19,856
National Retail Properties, Inc.	1,006	31,246
Newcastle Investment Corp.	16,223	123,295
Omega Healthcare Investors, Inc.	444	10,665
Pebblebrook Hotel Trust	2,543	60,091
PennyMac Mortgage Investment Trust	619	13,333
Piedmont Office Realty Trust, Inc., Class A	29,029	492,622
Post Properties, Inc.	3,845	196,287
ProLogis, Inc.	17,722	605,561
PS Business Parks, Inc.	246	16,770
Public Storage	3,600	524,016
Rayonier, Inc.	1,200	58,788
RLJ Lodging Trust	871	15,539
Sabra Health Care REIT, Inc.	993	19,036
Simon Property Group, Inc.	11,335	1,798,865
SL Green Realty Corp.	3,098	249,699
Sovran Self Storage, Inc.	470	26,720
Strategic Hotels & Resorts, Inc.(1)	11,718	71,480
Sun Communities, Inc.	698	31,975
Sunstone Hotel Investors, Inc.(1)	9,020	94,079
Taubman Centers, Inc.	3,560	284,871
UDR, Inc.	4,515	114,004
Urstadt Biddle Properties, Inc., Class A	759	14,801
Ventas, Inc.	9,735	637,545
Vornado Realty Trust	4,309	349,762
Washington Real Estate Investment Trust	386	10,368
Weyerhaeuser Co.	15,276	380,525

		14,485,151

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
CBRE Group, Inc.(1)	16,748	289,908
Daito Trust Construction Co. Ltd.	3,100	302,497
Forest City Enterprises, Inc. Class A(1)	4,200	63,336
Mitsubishi Estate Co. Ltd.	7,000	122,754

		778,495

ROAD AND RAIL — 0.4%
Canadian National Railway Co.	3,206	293,362
Celadon Group, Inc.	879	14,512
Heartland Express, Inc.	20,599	268,199
Kansas City Southern	6,462	499,707
Marten Transport Ltd.	896	15,805
Union Pacific Corp.	9,136	1,109,476
Werner Enterprises, Inc.	412	9,167

		2,210,228

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.3%
Analog Devices, Inc.	4,691	186,420
Applied Materials, Inc.	134,308	1,570,060
ARM Holdings plc	38,524	351,118
ASML Holding NV	9,564	541,753
Avago Technologies Ltd.	5,798	212,033
Broadcom Corp., Class A	16,328	580,134
Cirrus Logic, Inc.(1)	1,080	45,004
Cymer, Inc.(1)	95	5,386
Cypress Semiconductor Corp.	776	9,009
Diodes, Inc.(1)	395	7,304
Formfactor, Inc.(1)	1,506	7,665
Infineon Technologies AG	30,789	212,802
Intel Corp.	55,138	1,369,076
Intersil Corp., Class A	1,991	17,580
KLA-Tencor Corp.	7,497	384,671
Linear Technology Corp.	6,996	231,043
M/A-COM Technology Solutions Holdings, Inc.(1)	1,361	15,679
Marvell Technology Group Ltd.	63,677	648,232
Nanometrics, Inc.(1)	1,722	26,226
Photronics, Inc.(1)	3,501	20,551
RF Micro Devices, Inc.(1)	1,928	7,230
Semtech Corp.(1)	934	22,902
Silicon Image, Inc.(1)	1,839	8,698
Skyworks Solutions, Inc.(1)	1,482	45,142
Spansion, Inc., Class A(1)	2,447	27,969
Teradyne, Inc.(1)	27,430	428,457
Texas Instruments, Inc.	1,070	31,073
Ultratech, Inc.(1)	1,263	41,654
Xilinx, Inc.	17,633	597,935

		7,652,806

SOFTWARE — 1.5%
Activision Blizzard, Inc.	3,850	45,276
Actuate Corp.(1)	2,198	15,364
Adobe Systems, Inc.(1)	15,788	493,691
Allot Communications Ltd.(1)	1,318	34,822
Aspen Technology, Inc.(1)	748	18,236
BroadSoft, Inc.(1)	403	14,593
CA, Inc.	12,825	333,835
Cadence Design Systems, Inc.(1)	1,631	21,529
Check Point Software Technologies Ltd.(1)	4,927	227,085
Citrix Systems, Inc.(1)	8,502	660,520
CommVault Systems, Inc.(1)	1,424	71,798

Compuware Corp.(1)	1,427	14,270
Fortinet, Inc.(1)	3,870	102,594
Glu Mobile, Inc.(1)	1,750	8,838
Guidance Software, Inc.(1)	1,187	12,452
Intuit, Inc.	204	11,942
JDA Software Group, Inc.(1)	159	4,897
Mentor Graphics Corp.(1)	437	7,224
Microsoft Corp.	95,939	2,956,840
NetScout Systems, Inc.(1)	894	21,232
NetSuite, Inc.(1)	4,876	277,347
Oracle Corp.	72,674	2,300,132
Parametric Technology Corp.(1)	449	9,541
PROS Holdings, Inc.(1)	594	10,264
Quest Software, Inc.(1)	864	24,149
Red Hat, Inc.(1)	1,811	101,488
SAP AG	7,571	499,090
SolarWinds, Inc.(1)	325	17,836
Sourcefire, Inc.(1)	2,188	113,535
Splunk, Inc.(1)	689	23,702
Symantec Corp.(1)	23,649	421,662
TIBCO Software, Inc.(1)	684	20,465
Ultimate Software Group, Inc.(1)	272	26,980
Websense, Inc.(1)	1,908	29,345

		8,952,574

SPECIALTY RETAIL — 1.5%
Aaron's, Inc.	2,807	83,845
Advance Auto Parts, Inc.	3,774	268,407
America's Car-Mart, Inc.(1)	354	16,146
Ascena Retail Group, Inc.(1)	939	18,592
Best Buy Co., Inc.	4,770	84,620
Buckle, Inc. (The)	2,529	115,171
Cabela's, Inc.(1)	4,720	226,607
Cato Corp. (The), Class A	159	4,670
Chico's FAS, Inc.	1,018	19,281
Collective Brands, Inc.(1)	850	18,394
Destination Maternity Corp.	871	15,983
DSW, Inc., Class A	3,825	246,789
Express, Inc.(1)	991	15,470
Fast Retailing Co. Ltd.	1,200	280,018
Finish Line, Inc. (The), Class A	304	6,980
Foot Locker, Inc.	4,697	162,375
Francesca's Holdings Corp.(1)	614	21,693
GameStop Corp., Class A	2,183	41,652
Gap, Inc. (The)	2,744	98,290
Genesco, Inc.(1)	602	42,531
GNC Holdings, Inc. Class A	12,636	490,909
Home Depot, Inc. (The)	21,208	1,203,554
Inditex SA	4,020	447,032
Lithia Motors, Inc., Class A	3,949	115,350
Lowe's Cos., Inc.	49,222	1,401,843
Men's Wearhouse, Inc. (The)	490	15,484
Nitori Holdings Co. Ltd.	1,800	180,241
O'Reilly Automotive, Inc.(1)	7,532	639,843

Penske Automotive Group, Inc.	438	11,668
PetSmart, Inc.	12,833	910,116
Rent-A-Center, Inc.	66	2,328
Ross Stores, Inc.	3,675	254,273
Rue21, Inc.(1)	621	17,580
Sally Beauty Holdings, Inc.(1)	7,066	194,315
Select Comfort Corp.(1)	480	13,714
Staples, Inc.	20,240	221,021
TJX Cos., Inc. (The)	6,418	293,880
Tractor Supply Co.	5,972	570,207
Ulta Salon Cosmetics & Fragrance, Inc.	3,463	325,522
Urban Outfitters, Inc.(1)	4,978	186,874
Williams-Sonoma, Inc.	238	9,763

		9,293,031

TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
adidas AG	3,153	246,715
Burberry Group plc	18,706	401,873
Carter's, Inc.(1)	3,071	171,085
Coach, Inc.	2,552	148,348
Columbia Sportswear Co.	106	5,543
Culp, Inc.	1,468	15,620
G-III Apparel Group Ltd.(1)	699	22,186
Iconix Brand Group, Inc.(1)	1,128	21,094
Lululemon Athletica, Inc.(1)	2,654	173,014
Luxottica Group SpA	3,541	129,162
Michael Kors Holdings Ltd.(1)	5,186	279,785
Movado Group, Inc.	1,139	40,047
Oxford Industries, Inc.	494	26,938
Prada SpA	53,700	413,692
True Religion Apparel, Inc.	338	7,838
Vera Bradley, Inc.(1)	887	18,831
VF Corp.	885	135,122
Wolverine World Wide, Inc.	374	17,589

		2,274,482

THRIFTS AND MORTGAGE FINANCE — 0.2%
Berkshire Hills Bancorp, Inc.	283	6,297
Brookline Bancorp., Inc.	1,350	11,462
Capitol Federal Financial, Inc.	35,028	415,782
Flushing Financial Corp.	655	9,982
Kaiser Federal Financial Group, Inc.	577	8,817
Oritani Financial Corp.	470	6,876
People's United Financial, Inc.	37,488	448,731
Provident Financial Services, Inc.	892	13,772
Rockville Financial, Inc.	1,004	12,038
ViewPoint Financial Group, Inc.	737	13,583
Washington Federal, Inc.	530	8,533

		955,873

TOBACCO — 0.5%
Altria Group, Inc.	7,430	252,323
British American Tobacco plc	10,788	565,538
Japan Tobacco, Inc.	14,000	422,173

Lorillard, Inc.	1,482	186,006
Philip Morris International, Inc.	14,274	1,274,668
Universal Corp.	991	47,003

		2,747,711

TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	635	25,832
Beacon Roofing Supply, Inc.(1)	1,490	41,929
DXP Enterprises, Inc.(1)	578	26,652
Erickson Air-Crane, Inc.(1)	1,251	6,893
Fastenal Co.	3,791	163,354
H&E Equipment Services, Inc.(1)	1,204	21,311
Kaman Corp.	534	17,515
Lawson Products, Inc.	704	5,632
Mitsubishi Corp.	13,600	249,957
SeaCube Container Leasing Ltd.	978	18,680
TAL International Group, Inc.	393	13,366
Titan Machinery, Inc.(1)	1,655	38,148
United Rentals, Inc.(1)	9,359	302,389
Watsco, Inc.	275	20,751
Wolseley plc	10,140	409,282

		1,361,691

TRANSPORTATION INFRASTRUCTURE — 0.1%
Koninklijke Vopak NV	6,369	408,557

WATER UTILITIES†
Artesian Resources Corp., Class A	557	12,332

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp.(1)	5,644	358,168
Rogers Communications, Inc., Class B	11,512	464,451
SBA Communications Corp., Class A(1)	11,664	697,274
Vodafone Group plc	170,449	491,225

		2,011,118

TOTAL COMMON STOCKS (Cost $215,569,868)		269,688,739

U.S. TREASURY SECURITIES — 18.8%

U.S. Treasury Bonds, 5.50%, 8/15/28	1,100,000	1,602,047
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	4,647,995
U.S. Treasury Bonds, 4.375%, 5/15/41	400,000	545,250
U.S. Treasury Bonds, 3.75%, 8/15/41	200,000	246,281
U.S. Treasury Bonds, 3.125%, 11/15/41	850,000	933,805
U.S. Treasury Bonds, 2.75%, 8/15/42	500,000	507,969
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,421,041	12,001,954
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	732,463	1,079,352
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,309,650	1,944,114
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	1,066,170	1,172,121
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	6,938,496	7,212,782
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	8,946,269	9,397,778
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	779,595	823,813
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	1,414,238	1,518,097
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	7,128,800	8,307,283
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,824,756	5,650,619

U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	2,952,200	3,346,136
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,267,150	1,371,789
U.S. Treasury Notes, 0.75%, 8/15/13	1,300,000	1,307,211
U.S. Treasury Notes, 0.75%, 9/15/13	6,100,000	6,135,746
U.S. Treasury Notes, 0.75%, 12/15/13	2,000,000	2,014,142
U.S. Treasury Notes, 1.25%, 2/15/14	3,500,000	3,552,637
U.S. Treasury Notes, 1.25%, 3/15/14	3,260,000	3,311,704
U.S. Treasury Notes, 1.25%, 4/15/14	700,000	711,621
U.S. Treasury Notes, 0.50%, 8/15/14	2,000,000	2,010,704
U.S. Treasury Notes, 2.375%, 8/31/14	3,300,000	3,440,507
U.S. Treasury Notes, 2.625%, 12/31/14	3,000,000	3,166,407
U.S. Treasury Notes, 1.25%, 9/30/15	900,000	925,945
U.S. Treasury Notes, 0.75%, 6/30/17	500,000	504,297
U.S. Treasury Notes, 0.50%, 7/31/17	1,500,000	1,494,258
U.S. Treasury Notes, 0.625%, 8/31/17	4,000,000	4,006,876
U.S. Treasury Notes, 1.875%, 10/31/17	4,300,000	4,570,431
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	331,547
U.S. Treasury Notes, 1.375%, 11/30/18	800,000	825,688
U.S. Treasury Notes, 2.625%, 8/15/20	2,230,000	2,474,778
U.S. Treasury Notes, 2.125%, 8/15/21	3,300,000	3,509,345
U.S. Treasury Notes, 2.00%, 2/15/22	900,000	942,047
U.S. Treasury Notes, 1.75%, 5/15/22	1,500,000	1,531,641
U.S. Treasury Notes, 1.625%, 8/15/22	5,000,000	5,033,595

TOTAL U.S. TREASURY SECURITIES (Cost $104,843,364)		114,110,312

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 9.3%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
FHLMC, VRN, 2.59%, 9/15/12	195,863	204,239
FHLMC, VRN, 2.91%, 9/15/12	119,670	126,050
FHLMC, VRN, 3.28%, 9/15/12	256,146	269,472
FHLMC, VRN, 4.02%, 9/15/12	454,192	483,603
FHLMC, VRN, 6.15%, 9/15/12	323,881	351,426
FNMA, VRN, 2.73%, 9/25/12	417,021	434,791
FNMA, VRN, 3.34%, 9/25/12	283,280	298,846
FNMA, VRN, 3.37%, 9/25/12	266,377	281,797
FNMA, VRN, 3.90%, 9/25/12	339,677	361,430
FNMA, VRN, 3.91%, 9/25/12	424,468	451,978
FNMA, VRN, 3.96%, 9/25/12	148,119	157,348

		3,420,980

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.7%
FHLMC, 6.50%, 12/1/12	125	126
FHLMC, 7.00%, 6/1/14	10,050	10,567
FHLMC, 6.50%, 6/1/16	23,663	25,451
FHLMC, 4.50%, 1/1/19	643,226	695,552
FHLMC, 5.00%, 1/1/21	880,077	968,573
FHLMC, 5.00%, 4/1/21	233,709	253,886
FHLMC, 8.00%, 7/1/30	7,882	9,823
FHLMC, 6.50%, 5/1/31	15,843	18,449
FHLMC, 5.50%, 12/1/33	362,668	407,338

FHLMC, 5.50%, 1/1/38	1,246,863	1,366,151
FHLMC, 6.00%, 2/1/38	1,176,149	1,293,818
FHLMC, 6.00%, 11/1/38	1,235,259	1,358,840
FHLMC, 4.00%, 4/1/41	1,082,204	1,192,153
FHLMC, 6.50%, 7/1/47	27,015	30,124
FNMA, 6.00%, 4/1/14	6,214	6,325
FNMA, 7.50%, 6/1/15	984	996
FNMA, 4.50%, 5/1/19	294,496	319,102
FNMA, 4.50%, 5/1/19	389,750	422,314
FNMA, 5.00%, 9/1/20	667,497	727,326
FNMA, 7.00%, 6/1/26	774	923
FNMA, 7.50%, 3/1/27	8,000	8,761
FNMA, 6.50%, 6/1/29	13,629	16,024
FNMA, 7.00%, 7/1/29	11,071	13,245
FNMA, 7.00%, 3/1/30	15,443	18,477
FNMA, 7.50%, 9/1/30	9,227	11,330
FNMA, 6.50%, 9/1/31	52,589	61,526
FNMA, 7.00%, 9/1/31	16,789	19,857
FNMA, 6.50%, 1/1/32	27,734	32,277
FNMA, 5.50%, 6/1/33	363,376	403,077
FNMA, 5.50%, 8/1/33	1,288,971	1,425,047
FNMA, 5.50%, 9/1/33	370,884	418,035
FNMA, 5.00%, 11/1/33	1,529,405	1,684,651
FNMA, 5.50%, 1/1/34	1,086,231	1,201,583
FNMA, 4.50%, 9/1/35	1,051,112	1,139,248
FNMA, 5.00%, 2/1/36	1,659,302	1,820,699
FNMA, 5.50%, 4/1/36	313,703	346,232
FNMA, 5.00%, 10/1/36	205,821	225,041
FNMA, 5.50%, 12/1/36	838,430	921,179
FNMA, 5.50%, 1/1/37	2,158,519	2,382,346
FNMA, 5.50%, 2/1/37	531,483	583,938
FNMA, 6.50%, 8/1/37	508,100	569,611
FNMA, 4.00%, 1/1/41	1,564,545	1,726,031
FNMA, 4.50%, 1/1/41	1,775,062	1,956,630
FNMA, 4.50%, 2/1/41	1,595,957	1,732,772
FNMA, 4.00%, 5/1/41	2,473,276	2,655,905
FNMA, 4.50%, 7/1/41	1,118,713	1,233,145
FNMA, 4.50%, 9/1/41	1,018,218	1,121,466
FNMA, 4.00%, 12/1/41	1,679,363	1,841,154
FNMA, 4.00%, 1/1/42	1,191,961	1,295,848
FNMA, 4.00%, 1/1/42	1,388,299	1,491,245
FNMA, 6.50%, 6/1/47	67,445	75,210
FNMA, 6.50%, 8/1/47	126,324	140,866
FNMA, 6.50%, 8/1/47	127,592	142,280
FNMA, 6.50%, 9/1/47	306,068	341,303
FNMA, 6.50%, 9/1/47	10,965	12,227
FNMA, 6.50%, 9/1/47	114,909	128,138
FNMA, 6.50%, 9/1/47	79,394	88,534
FNMA, 6.50%, 9/1/47	90,194	100,578
GNMA, 7.00%, 1/15/24	3,988	4,704
GNMA, 8.00%, 7/15/24	6,017	6,646
GNMA, 8.00%, 9/15/24	4,853	5,619
GNMA, 9.00%, 4/20/25	2,015	2,503

GNMA, 7.00%, 9/15/25	16,787	19,918
GNMA, 7.50%, 10/15/25	9,762	11,293
GNMA, 7.50%, 2/15/26	15,980	19,306
GNMA, 6.00%, 4/15/26	2,950	3,330
GNMA, 8.25%, 7/15/26	37,075	39,187
GNMA, 7.00%, 12/15/27	25,148	30,133
GNMA, 6.50%, 2/15/28	10,934	12,786
GNMA, 6.50%, 2/15/28	1,461	1,726
GNMA, 6.50%, 3/15/28	11,608	13,718
GNMA, 6.50%, 4/15/28	2,237	2,616
GNMA, 6.00%, 10/15/28	35,504	40,143
GNMA, 7.00%, 5/15/31	17,248	20,778
GNMA, 5.50%, 11/15/32	173,503	195,247
GNMA, 6.50%, 10/15/38	2,410,969	2,774,455
GNMA, 4.00%, 1/20/41	2,575,189	2,835,434
GNMA, 4.50%, 5/20/41	1,851,644	2,062,464
GNMA, 4.50%, 6/15/41	586,311	652,481
GNMA, 4.00%, 12/15/41	3,546,875	3,901,384
GNMA, 3.50%, 6/20/42	995,613	1,078,182
GNMA, 3.50%, 7/20/42	748,492	810,567

		53,037,973

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $52,593,926)		56,458,953

CORPORATE BONDS — 7.9%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19	100,000	112,298
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	135,188
Raytheon Co., 4.40%, 2/15/20	90,000	104,811
United Technologies Corp., 3.10%, 6/1/22	50,000	53,344
United Technologies Corp., 6.05%, 6/1/36	41,000	54,942
United Technologies Corp., 5.70%, 4/15/40	150,000	199,057
United Technologies Corp., 4.50%, 6/1/42	190,000	217,224

		876,864

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)	170,000	171,710
American Honda Finance Corp., 2.50%, 9/21/15(3)	210,000	218,014
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	140,000	140,246
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	170,000	177,050
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	60,000	60,516

		767,536

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	370,000	498,310
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	50,000	51,540
Coca-Cola Co. (The), 1.80%, 9/1/16	140,000	145,717
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	50,000	53,458
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	50,000	52,266
PepsiCo, Inc., 4.875%, 11/1/40	50,000	61,109
PepsiCo, Inc., 3.60%, 8/13/42	70,000	70,370
Pernod-Ricard SA, 2.95%, 1/15/17(3)	150,000	156,505
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	300,000	313,816

SABMiller Holdings, Inc., 3.75%, 1/15/22(3)		150,000	163,100

			1,566,191

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17		180,000	186,004
Celgene Corp., 3.25%, 8/15/22		80,000	80,622
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	125,227

			391,853

CAPITAL MARKETS — 0.1%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	95,000	120,933
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		$290,000	348,644
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17		70,000	74,133
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		130,000	135,753
Jefferies Group, Inc., 5.125%, 4/13/18		90,000	92,025

			771,488

CHEMICALS — 0.1%
Dow Chemical Co. (The), 5.90%, 2/15/15		180,000	200,998
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	104,259
Eastman Chemical Co., 3.60%, 8/15/22		130,000	137,090
Ecolab, Inc., 4.35%, 12/8/21		140,000	159,688
PPG Industries, Inc., 2.70%, 8/15/22		40,000	40,076

			642,111

COMMERCIAL BANKS — 0.7%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22	GBP	100,000	184,771
Bank of America N.A., 5.30%, 3/15/17		$730,000	795,446
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	148,182
BB&T Corp., 5.70%, 4/30/14		80,000	86,504
BB&T Corp., 3.20%, 3/15/16		160,000	171,844
Capital One Financial Corp., 2.15%, 3/23/15		100,000	102,483
Capital One Financial Corp., 4.75%, 7/15/21		70,000	78,723
Co-Operative Bank plc, 4.75%, 11/11/21	GBP	100,000	180,671
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	201,069
Fifth Third Bancorp, 6.25%, 5/1/13		$130,000	134,693
HSBC Bank plc, 3.50%, 6/28/15(3)		120,000	126,689
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		250,000	284,723
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		230,000	241,419
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	140,000	222,946
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		$180,000	189,065
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		130,000	137,156
SunTrust Bank, 7.25%, 3/15/18		130,000	154,239
SunTrust Banks, Inc., 3.60%, 4/15/16		40,000	42,305
Toronto-Dominion Bank (The), 2.375%, 10/19/16		170,000	179,424
U.S. Bancorp., 3.44%, 2/1/16		100,000	105,673
U.S. Bancorp., MTN, 2.95%, 7/15/22		40,000	40,414
Wachovia Bank N.A., 4.80%, 11/1/14		299,000	322,116
Wells Fargo & Co., 3.68%, 9/15/12		120,000	130,666
Wells Fargo & Co., 2.10%, 5/8/17		170,000	175,769

			4,436,990

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18		50,000	54,937
Republic Services, Inc., 5.50%, 9/15/19		90,000	106,799

Republic Services, Inc., 3.55%, 6/1/22		70,000	73,845
Waste Management, Inc., 6.125%, 11/30/39		150,000	192,491

			428,072

COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	294,801

COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 2.60%, 9/15/17		230,000	227,984

CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 6.00%, 9/13/17		250,000	302,609
American Express Credit Corp., 2.80%, 9/19/16		50,000	53,290
American Express Credit Corp., MTN, 2.75%, 9/15/15		200,000	211,275
Capital One Bank USA N.A., 8.80%, 7/15/19		75,000	97,564
PNC Bank N.A., 6.00%, 12/7/17		340,000	407,331

			1,072,069

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp., 4.50%, 4/1/15		60,000	63,865
Bank of America Corp., 6.50%, 8/1/16		230,000	262,546
Bank of America Corp., 5.75%, 12/1/17		210,000	235,101
Citigroup, Inc., 6.01%, 1/15/15		330,000	360,746
Citigroup, Inc., 4.75%, 5/19/15		70,000	75,195
Citigroup, Inc., 4.45%, 1/10/17		50,000	53,929
Citigroup, Inc., 6.125%, 5/15/18		570,000	661,951
Deutsche Bank AG (London), 3.875%, 8/18/14		220,000	231,413
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	225,671
General Electric Capital Corp., 3.75%, 11/14/14		$250,000	265,334
General Electric Capital Corp., 2.25%, 11/9/15		170,000	175,985
General Electric Capital Corp., 5.625%, 9/15/17		375,000	443,657
General Electric Capital Corp., 4.375%, 9/16/20		350,000	389,437
General Electric Capital Corp., 5.30%, 2/11/21		70,000	80,741
General Electric Capital Corp., MTN, 2.30%, 4/27/17		270,000	279,058
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15		30,000	30,990
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16		80,000	83,016
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		530,000	586,295
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41		80,000	89,802
Gulf Gate Apartments, VRN, 0.21%, 9/6/12(3)		3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21		90,000	103,776
HSBC Holdings plc, 6.80%, 6/1/38		70,000	85,887
JPMorgan Chase & Co., 6.00%, 1/15/18		840,000	1,004,802
Morgan Stanley, 6.625%, 4/1/18		230,000	254,333
Morgan Stanley, 5.625%, 9/23/19		200,000	207,366
UBS AG (Stamford Branch), 5.875%, 12/20/17		320,000	373,042

			9,623,938

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 3.00%, 2/15/22		100,000	105,405
AT&T, Inc., 6.55%, 2/15/39		405,000	546,443
British Telecommunications plc, 5.95%, 1/15/18		230,000	274,802
CenturyLink, Inc., 6.15%, 9/15/19		120,000	130,846
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,735
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)		30,000	30,701
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		150,000	185,932
France Telecom SA, 4.375%, 7/8/14		360,000	380,702

Telefonica Emisiones SAU, 5.88%, 7/15/19	130,000	125,775
Verizon Communications, Inc., 3.50%, 11/1/21	100,000	110,303

		1,901,644

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	90,000	96,162
Transocean, Inc., 6.50%, 11/15/20	80,000	95,838
Weatherford International Ltd., 9.625%, 3/1/19	170,000	222,701

		414,701

FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19	330,000	422,936
Kroger Co. (The), 6.40%, 8/15/17	180,000	216,073
Safeway, Inc., 4.75%, 12/1/21	50,000	49,525
Target Corp., 4.00%, 7/1/42	50,000	52,129
Wal-Mart Stores, Inc., 5.875%, 4/5/27	57,000	76,309
Wal-Mart Stores, Inc., 5.625%, 4/1/40	220,000	298,844

		1,115,816

FOOD PRODUCTS — 0.2%
General Mills, Inc., 3.15%, 12/15/21	90,000	94,492
Kellogg Co., 4.45%, 5/30/16	290,000	323,426
Kraft Foods, Inc., 6.125%, 2/1/18	27,000	32,896
Kraft Foods, Inc., 6.125%, 8/23/18(3)	73,000	89,812
Kraft Foods, Inc., 6.50%, 2/9/40	100,000	138,451
Kraft Foods, Inc., 5.00%, 6/4/42(3)	90,000	102,978
Mead Johnson Nutrition Co., 3.50%, 11/1/14	150,000	155,769

		937,824

GAS UTILITIES — 0.3%
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	156,989
Enbridge Energy Partners LP, 5.50%, 9/15/40	60,000	68,446
Enterprise Products Operating LLC, 6.30%, 9/15/17	290,000	351,372
Enterprise Products Operating LLC, 5.95%, 2/1/41	100,000	119,110
Enterprise Products Operating LLC, 4.45%, 2/15/43	70,000	69,295
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	290,000	361,159
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	160,000	192,877
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	122,284
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	60,000	64,909
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	100,000	134,238
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	140,000	148,312
TransCanada PipeLines Ltd., 2.50%, 8/1/22	110,000	112,153
Williams Partners LP, 4.125%, 11/15/20	160,000	173,611
Williams Partners LP, 3.35%, 8/15/22	50,000	50,941

		2,125,696

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 1.875%, 6/15/13	170,000	171,776
Covidien International Finance SA, 3.20%, 6/15/22	50,000	53,115

		224,891

HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts, Inc., 2.65%, 2/15/17(3)	260,000	270,432
Express Scripts, Inc., 7.25%, 6/15/19	340,000	438,393
Mayo Clinic Rochester, 3.77%, 11/15/43(4)	55,000	56,291

NYU Hospitals Center, 4.43%, 7/1/42		70,000	72,272
WellPoint, Inc., 5.80%, 8/15/40		60,000	71,781

			909,169

HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18		260,000	315,459

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17		320,000	380,216

INSURANCE — 0.4%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	222,465
Allstate Corp. (The), 7.45%, 5/16/19		$220,000	288,351
Allstate Corp. (The), 5.20%, 1/15/42		70,000	85,109
American International Group, Inc., 3.65%, 1/15/14		60,000	61,612
American International Group, Inc., 5.85%, 1/16/18		320,000	367,694
American International Group, Inc., 4.875%, 6/1/22		50,000	54,644
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		120,000	137,228
CNA Financial Corp., 5.875%, 8/15/20		60,000	69,318
CNA Financial Corp., 5.75%, 8/15/21		40,000	46,101
Genworth Financial, Inc., 7.20%, 2/15/21		50,000	50,329
Hartford Financial Services Group, Inc., 6.30%, 3/15/18		90,000	102,617
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)		76,000	79,960
Lincoln National Corp., 6.25%, 2/15/20		180,000	209,260
MetLife, Inc., 6.75%, 6/1/16		190,000	227,423
MetLife, Inc., 4.125%, 8/13/42		70,000	71,505
Prudential Financial, Inc., 7.375%, 6/15/19		90,000	113,481
Prudential Financial, Inc., 5.375%, 6/21/20		60,000	69,480
Prudential Financial, Inc., 5.625%, 5/12/41		60,000	67,047

			2,323,624

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16		320,000	334,548

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18		50,000	50,877
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		130,000	139,260

			190,137

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		160,000	167,235
Deere & Co., 5.375%, 10/16/29		250,000	330,550

			497,785

MEDIA — 0.6%
CBS Corp., 1.95%, 7/1/17		40,000	40,893
Comcast Corp., 5.90%, 3/15/16		422,000	491,240
Comcast Corp., 6.50%, 11/15/35		70,000	91,459
Comcast Corp., 6.40%, 5/15/38		30,000	39,394
Comcast Corp., 4.65%, 7/15/42		50,000	53,618
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14		170,000	182,831
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15		120,000	127,308
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21		200,000	225,333
Discovery Communications LLC, 5.625%, 8/15/19		130,000	156,862
NBCUniversal Media LLC, 5.15%, 4/30/20		80,000	94,627
NBCUniversal Media LLC, 4.375%, 4/1/21		440,000	497,909
News America, Inc., 6.90%, 8/15/39		170,000	221,750

Omnicom Group, Inc., 3.625%, 5/1/22	90,000	94,619
Qwest Corp., 7.50%, 10/1/14	130,000	145,598
Time Warner Cable, Inc., 6.75%, 7/1/18	290,000	363,351
Time Warner, Inc., 3.15%, 7/15/15	170,000	180,679
Time Warner, Inc., 7.70%, 5/1/32	220,000	304,717
Viacom, Inc., 4.375%, 9/15/14	120,000	128,618
Viacom, Inc., 4.50%, 3/1/21	90,000	102,081
Viacom, Inc., 3.125%, 6/15/22	80,000	82,152

		3,625,039

METALS AND MINING — 0.1%
ArcelorMittal, 5.50%, 8/5/20	100,000	96,456
Barrick North America Finance LLC, 4.40%, 5/30/21	110,000	119,216
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	212,130
Newmont Mining Corp., 6.25%, 10/1/39	150,000	180,660
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	70,000	74,136
Teck Resources Ltd., 3.15%, 1/15/17	90,000	93,199

		775,797

MULTI-UTILITIES — 0.4%
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	127,000	143,226
Consumers Energy Co., 2.85%, 5/15/22	30,000	31,752
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	237,043
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	119,172
Duke Energy Corp., 6.30%, 2/1/14	100,000	107,652
Duke Energy Corp., 3.95%, 9/15/14	160,000	169,960
Edison International, 3.75%, 9/15/17	110,000	117,755
FirstEnergy Solutions Corp., 6.05%, 8/15/21	280,000	312,131
Florida Power Corp., 6.35%, 9/15/37	170,000	236,817
Georgia Power Co., 4.30%, 3/15/42	50,000	54,311
Nisource Finance Corp., 4.45%, 12/1/21	50,000	54,205
Nisource Finance Corp., 5.25%, 2/15/43	50,000	55,585
Northern States Power Co., 3.40%, 8/15/42	50,000	49,711
Pacific Gas & Electric Co., 5.80%, 3/1/37	55,000	71,896
Pacific Gas & Electric Co., 4.45%, 4/15/42	40,000	44,588
PG&E Corp., 5.75%, 4/1/14	50,000	53,694
Progress Energy, Inc., 3.15%, 4/1/22	60,000	61,154
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	49,378
Sempra Energy, 6.50%, 6/1/16	150,000	179,031
Southern California Edison Co., 5.625%, 2/1/36	100,000	132,202
Southern Power Co., 5.15%, 9/15/41	40,000	46,930

		2,328,193

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	100,000	103,017

OIL, GAS AND CONSUMABLE FUELS — 0.5%
Anadarko Petroleum Corp., 6.45%, 9/15/36	150,000	186,028
Apache Corp., 4.75%, 4/15/43	160,000	184,558
BP Capital Markets plc, 3.20%, 3/11/16	100,000	107,369
BP Capital Markets plc, 2.25%, 11/1/16	150,000	156,983
BP Capital Markets plc, 4.50%, 10/1/20	90,000	104,952
ConocoPhillips, 5.75%, 2/1/19	230,000	285,838
ConocoPhillips Holding Co., 6.95%, 4/15/29	60,000	85,326
Devon Energy Corp., 1.875%, 5/15/17	40,000	40,921

Devon Energy Corp., 5.60%, 7/15/41	150,000	181,461
EOG Resources, Inc., 5.625%, 6/1/19	210,000	257,329
Hess Corp., 6.00%, 1/15/40	140,000	165,885
Marathon Petroleum Corp., 3.50%, 3/1/16	40,000	42,472
Marathon Petroleum Corp., 5.125%, 3/1/21	70,000	80,630
Nexen, Inc., 5.875%, 3/10/35	40,000	46,418
Noble Energy, Inc., 4.15%, 12/15/21	80,000	86,712
Occidental Petroleum Corp., 2.70%, 2/15/23	110,000	113,488
Phillips 66, 4.30%, 4/1/22(3)	90,000	98,274
Pioneer Natural Resources Co., 3.95%, 7/15/22	80,000	83,458
Shell International Finance BV, 2.375%, 8/21/22	170,000	172,525
Shell International Finance BV, 3.625%, 8/21/42	140,000	145,325
Suncor Energy, Inc., 6.10%, 6/1/18	147,000	180,057
Suncor Energy, Inc., 6.85%, 6/1/39	60,000	82,366
Talisman Energy, Inc., 7.75%, 6/1/19	140,000	177,073
Talisman Energy, Inc., 3.75%, 2/1/21	40,000	41,825

		3,107,273

PAPER AND FOREST PRODUCTS†
International Paper Co., 4.75%, 2/15/22	110,000	124,066
International Paper Co., 6.00%, 11/15/41	50,000	59,901

		183,967

PHARMACEUTICALS — 0.2%
AstraZeneca plc, 5.90%, 9/15/17	300,000	368,098
Bristol-Myers Squibb Co., 3.25%, 8/1/42	70,000	67,260
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	230,000	241,155
Roche Holdings, Inc., 6.00%, 3/1/19(3)	70,000	88,667
Roche Holdings, Inc., 7.00%, 3/1/39(3)	120,000	184,824
Sanofi, 4.00%, 3/29/21	78,000	88,831
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	250,000	266,169

		1,305,004

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Boston Properties LP, 3.85%, 2/1/23	90,000	94,416
BRE Properties, Inc., 3.375%, 1/15/23	80,000	79,938
Essex Portfolio LP, 3.625%, 8/15/22(3)	60,000	59,736
HCP, Inc., 3.75%, 2/1/16	100,000	106,013
Simon Property Group LP, 5.10%, 6/15/15	170,000	187,214
UDR, Inc., 4.25%, 6/1/18	90,000	97,076
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	140,000	146,235
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	70,000	74,526
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	44,019
WEA Finance LLC, 4.625%, 5/10/21(3)	90,000	98,023

		987,196

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	160,000	192,524

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	142,000	154,553
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	50,000	57,653
CSX Corp., 4.25%, 6/1/21	80,000	89,736
CSX Corp., 4.75%, 5/30/42	90,000	100,219

Union Pacific Corp., 4.75%, 9/15/41		120,000	137,214

			539,375

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17		302,000	350,647

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	247,838
Lowe's Cos., Inc., 4.65%, 4/15/42		80,000	86,991

			334,829

THRIFTS AND MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	290,429
Cie de Financement Foncier, MTN, 4.50%, 5/16/18		165,000	239,794

			530,223

TOBACCO†
Altria Group, Inc., 2.85%, 8/9/22		$130,000	129,909
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	168,593

			298,502

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		140,000	223,430
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		300,000	420,299
Vodafone Group plc, 5.625%, 2/27/17		70,000	83,093

			726,822

TOTAL CORPORATE BONDS (Cost $43,610,696)			48,159,815

SOVEREIGN GOVERNMENTS AND AGENCIES — 6.5%

AUSTRALIA — 0.2%
Government of Australia, 6.50%, 5/15/13	AUD	445,000	470,850
Government of Australia, 5.75%, 7/15/22		220,000	280,132
New South Wales Treasury Corp., 5.50%, 3/1/17		285,000	324,475

			1,075,457

AUSTRIA — 0.4%
Republic of Austria, 3.40%, 10/20/14(3)	EUR	450,000	605,829
Republic of Austria, 4.30%, 9/15/17(3)		190,000	278,956
Republic of Austria, 4.35%, 3/15/19(3)		655,000	979,184
Republic of Austria, 3.90%, 7/15/20(3)		190,000	278,416
Republic of Austria, 4.15%, 3/15/37(3)		202,000	315,702

			2,458,087

BELGIUM — 0.4%
Kingdom of Belgium, 4.00%, 3/28/14		725,000	964,841
Kingdom of Belgium, 4.00%, 3/28/18		450,000	641,589
Kingdom of Belgium, 3.75%, 9/28/20		260,000	364,708
Kingdom of Belgium, 5.00%, 3/28/35		260,000	410,403

			2,381,541

CANADA — 0.4%
Government of Canada, 5.00%, 6/1/14	CAD	490,000	529,951
Government of Canada, 1.50%, 3/1/17		300,000	306,580
Government of Canada, 3.75%, 6/1/19		280,000	324,544
Government of Canada, 5.75%, 6/1/33		345,000	548,364

Hydro-Quebec, 8.40%, 1/15/22		$77,000	112,057
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	315,000	338,848
Province of Ontario Canada, 5.45%, 4/27/16		$130,000	151,734
Province of Ontario Canada, 1.60%, 9/21/16		90,000	92,941

			2,405,019

DENMARK — 0.2%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	2,220,000	445,248
Kingdom of Denmark, 4.00%, 11/15/19		290,000	60,181
Kingdom of Denmark, 7.00%, 11/10/24		1,650,000	453,975
Kingdom of Denmark, 4.50%, 11/15/39		2,035,000	526,723

			1,486,127

FINLAND — 0.5%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	459,551
Government of Finland, 3.125%, 9/15/14		460,000	615,074
Government of Finland, 3.875%, 9/15/17		455,000	665,709
Government of Finland, 4.375%, 7/4/19		104,000	159,770
Government of Finland, 3.375%, 4/15/20		345,000	499,206
Government of Finland, 4.00%, 7/4/25		235,000	365,415

			2,764,725

FRANCE — 0.3%
French Treasury Note, 2.25%, 2/25/16		645,000	861,387
Government of France, 4.00%, 4/25/14		210,000	281,113
Government of France, 3.25%, 10/25/21		120,000	165,978
Government of France, 5.50%, 4/25/29		145,000	246,786
Government of France, 4.75%, 4/25/35		185,000	299,135

			1,854,399

GERMANY — 0.4%
German Federal Republic, 2.00%, 2/26/16		510,000	683,919
German Federal Republic, 4.00%, 1/4/18		305,000	454,824
German Federal Republic, 1.75%, 7/4/22		340,000	443,882
German Federal Republic, 4.75%, 7/4/34		230,000	426,437
German Federal Republic, 4.25%, 7/4/39		275,000	498,711

			2,507,773

JAPAN — 1.6%
Government of Japan, 1.20%, 6/20/15	JPY	210,000,000	2,763,868
Government of Japan, 1.50%, 9/20/18		140,500,000	1,919,141
Government of Japan, 1.00%, 12/20/21		126,850,000	1,658,758
Government of Japan, 2.10%, 12/20/26		125,200,000	1,772,216
Government of Japan, 2.40%, 3/20/37		64,600,000	922,457
Government of Japan, 2.00%, 9/20/41		34,500,000	451,424

			9,487,864

MULTI-NATIONAL — 0.2%
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	267,519
European Investment Bank, MTN, 3.625%, 1/15/21		150,000	214,419
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19		280,000	417,094

			899,032

NETHERLANDS — 0.3%
Kingdom of Netherlands, 4.00%, 7/15/16(3)		440,000	628,835

Kingdom of Netherlands, 3.50%, 7/15/20(3)		520,000	757,654
Kingdom of Netherlands, 4.00%, 1/15/37(3)		220,000	365,437

			1,751,926

NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	156,387

NORWAY†
Government of Norway, 4.25%, 5/19/17	NOK	930,000	181,415

SWEDEN — 0.1%
Government of Sweden, 6.75%, 5/5/14	SEK	2,400,000	397,582
Government of Sweden, 4.25%, 3/12/19		1,505,000	271,512
Government of Sweden, 3.50%, 6/1/22		650,000	116,608

			785,702

SWITZERLAND†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	179,040
Switzerland Government Bond, 2.50%, 3/8/36		35,000	49,032

			228,072

UNITED KINGDOM — 1.5%
Government of United Kingdom, 5.00%, 9/7/14	GBP	635,000	1,107,635
Government of United Kingdom, 4.00%, 9/7/16		810,000	1,473,392
Government of United Kingdom, 4.50%, 3/7/19		535,000	1,045,799
Government of United Kingdom, 8.00%, 6/7/21		69,000	170,504
Government of United Kingdom, 3.75%, 9/7/21		710,000	1,351,841
Government of United Kingdom, 4.25%, 6/7/32		180,000	363,623
Government of United Kingdom, 4.25%, 3/7/36		905,000	1,810,857
Government of United Kingdom, 4.50%, 12/7/42		615,000	1,279,191
Government of United Kingdom, 4.25%, 12/7/55		280,000	567,584

			9,170,426

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $37,137,991)			39,593,952

COMMERCIAL PAPER(5) — 4.1%

Charta LLC, 0.56%, 9/14/12(3)		$2,300,000	2,299,825
City of Chicago, IL, 0.28%, 10/25/12		1,700,000	1,699,252
CRC Funding LLC, 0.53%, 9/14/12(3)		2,300,000	2,299,825
Crown Point Capital Co. LLC, 0.26%, 10/2/12(3)		2,300,000	2,300,000
Govco LLC, 0.56%, 9/14/12(3)		2,300,000	2,299,803
Legacy Capital LLC, 0.26%, 9/7/12(3)		2,300,000	2,299,901
Lexington Parker Capital, 0.26%, 9/7/12(3)		2,300,000	2,299,875
Liberty Street Funding LLC, 0.22%, 9/24/12(3)		2,300,000	2,299,663
Reckitt Benckiser Treasury Services PLC, 0.25%, 10/10/12(3)		2,300,000	2,299,344
Thunder Bay Funding LLC, 0.24%, 11/6/12(3)		2,300,000	2,299,015
Toyota Motor Credit Corp., 0.28%, 11/13/12		2,300,000	2,299,182

TOTAL COMMERCIAL PAPER (Cost $24,693,962)			24,695,685

MUNICIPAL SECURITIES — 3.8%

Alameda County Industrial Development Authority (Pacific Paper Tube), VRDN, 0.23%, 9/6/12 (LOC: Wells Fargo Bank N.A.)		1,875,000	1,875,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		65,000	90,287

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	130,000	181,070
California GO, (Building Bonds), 7.30%, 10/1/39	80,000	105,538
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	34,097
California Infrastructure & Economic Development Bank Rev., Series 1999 A, VRDN, 0.26%, 9/6/12 (LOC: Comerica Bank)	730,000	730,000
City of Lowell, AR Rev., (Little Rock Newspapers), VRDN, 0.20%, 9/5/12 (LOC: JPMorgan Chase Bank N.A.)	2,200,000	2,200,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	350,000	340,410
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	55,000	62,495
Iowa Higher Education Loan Authority Rev., (Des Moines University Osteopathic Medical Center), VRDN, 0.21%, 9/4/12 (LOC: U.S. Bank NA)	1,700,000	1,700,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	190,000	254,847
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	80,000	102,613
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.23%, 9/4/12 (LOC: Bank of America N.A.)	2,300,000	2,300,000
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	75,216
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	153,495
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	111,516
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	80,000	108,221
New York State Dormitory Authority Rev., Series 2005 B, VRDN, 0.17%, 9/5/12 (LOC: Bayerische Landesbank)	1,000,000	1,000,000
North Carolina Medical Care Commission Rev., (Randolph Hospital), VRDN, 0.21%, 9/4/12 (LOC: Bank of America N.A.)	2,300,000	2,300,000
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111	70,000	80,204
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	126,881
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.25%, 9/5/12 (LOC: FNMA)	845,000	845,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	94,155
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	59,392
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	226,667
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	226,220
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	116,373
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	150,000	187,506
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	131,518
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	1,930,000	1,930,116
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	166,036
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	170,000	208,881
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.20%, 9/6/12 (LOC: JPMorgan Chase Bank N.A.)	2,300,000	2,300,000

Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.22%, 9/5/12 (LOC: Citibank N.A.)	2,300,000	2,300,000

TOTAL MUNICIPAL SECURITIES (Cost $22,074,035)		22,723,754

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.3%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	350,000	365,145
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 9/1/12	250,000	280,404
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/12	200,000	217,887
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	200,000	209,980
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 9/1/12	475,000	505,108
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 9/1/12	150,000	149,849
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 9/1/12	300,000	323,821
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 9/1/12	452,000	484,623
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	300,000	323,340
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,025,000	1,115,257
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	300,000	318,836
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	400,000	420,572
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	600,000	628,019
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 9/11/12	250,000	267,549
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	412,299	420,576
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 SEQ, VRN, 5.20%, 9/11/12	200,000	223,675
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 9/11/12	100,000	110,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 SEQ, 3.18%, 8/15/45	125,000	130,959
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	51,402	51,497
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	475,000	512,454
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	82,495	83,990
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	875,000	941,540

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,859,026)		8,085,562

U.S. GOVERNMENT AGENCY SECURITIES — 0.7%

FHLMC, 1.00%, 9/29/17	3,420,000	3,459,179

FHLMC, 2.375%, 1/13/22	380,000	400,483

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,796,223)		3,859,662

EXCHANGE-TRADED FUNDS — 0.2%

iShares Russell 2000 Value Index Fund	1,815	130,517
iShares Russell Midcap Value Index Fund	23,528	1,127,697

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,205,170)		1,258,214

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 0.2%

FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,080,564	1,200,787
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.64%, 9/25/12	16,745	16,751

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,064,649)		1,217,538

CONVERTIBLE PREFERRED STOCKS†

HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%	399	10,111

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	1,138	63,443

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	101	9,860

MEDIA†
LodgeNet Interactive Corp., 10.00%(3)	7	1,383

TOBACCO†
Universal Corp., 6.75%	13	14,124

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $110,005)		98,921

PREFERRED STOCKS†

REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	359	9,596
Inland Real Estate Corp., Series A, 8.125%	242	6,382
PS Business Parks, Inc., 6.45%	429	11,690

TOTAL PREFERRED STOCKS (Cost $26,349)		27,668

TEMPORARY CASH INVESTMENTS — 2.1%

SSgA U.S. Government Money Market Fund (Cost $12,500,601)	12,500,601	12,500,601

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $527,085,865)		602,479,376

OTHER ASSETS AND LIABILITIES — 0.7%		4,548,694

TOTAL NET ASSETS — 100.0%		$607,028,070

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
156,242	EUR for JPY	HSBC Holdings plc	10/25/12	196,630	5,101
180,000	GBP for EUR	UBS AG	10/25/12	285,765	3,551

14,857,000	JPY for EUR	UBS AG	10/25/12	189,835	935
368,000	NOK for SEK	Deutsche Bank	10/25/12	63,379	1,671
325,000	NOK for SEK	UBS AG	10/25/12	55,973	710
288,000	NOK for SEK	HSBC Holdings plc	10/25/12	49,601	938
14,000	AUD for USD	Westpac Group	10/25/12	14,397	(216)
75,876	AUD for USD	Westpac Group	10/25/12	78,026	836
442,664	CAD for USD	Barclays Bank plc	10/25/12	448,580	14,838
27,000	CAD for USD	Westpac Group	10/25/12	27,361	450
99,593	CHF for USD	Deutsche Bank	10/25/12	104,410	3,776
4,789,000	CZK for USD	Deutsche Bank	10/25/12	242,263	15,970
5,135,139	DKK for USD	Barclays Bank plc	10/25/12	867,820	29,498
323,000	DKK for USD	UBS AG	10/25/12	54,586	1,105
4,000	EUR for USD	UBS AG	10/25/12	5,034	95
2,540	EUR for USD	UBS AG	9/28/12	3,195	21
16,259	EUR for USD	UBS AG	9/28/12	20,456	132
2,407	GBP for USD	Credit Suisse AG	9/28/12	3,822	24
18,000	GBP for USD	UBS AG	10/25/12	28,576	310
129,000	HKD for USD	Westpac Group	10/25/12	16,634	(1)
662,000	JPY for USD	HSBC Holdings plc	10/25/12	8,459	(16)
147,000	JPY for USD	UBS AG	10/25/12	1,878	25
169,475,297	JPY for USD	UBS AG	10/25/12	2,165,470	1,919
61,145,003	KRW for USD	HSBC Holdings plc	10/25/12	53,728	(287)
1,505,079,000	KRW for USD	HSBC Holdings plc	10/25/12	1,322,510	21,101
857,936	NOK for USD	Deutsche Bank	10/25/12	147,759	7,552
5,000	NZD for USD	Westpac Group	10/25/12	4,003	(35)
143,972	NZD for USD	Westpac Group	10/25/12	115,277	2,326
29,000	SGD for USD	HSBC Holdings plc	10/25/12	23,265	(12)
468,000	SGD for USD	HSBC Holdings plc	10/25/12	375,443	4,633
1,348,000	TWD for USD	HSBC Holdings plc	10/25/12	45,014	70

				7,019,149	117,020
(Value on Settlement Date $6,902,129)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
15,031,000	JPY for EUR	HSBC Holdings plc	10/25/12	192,059	(529)
227,959	EUR for GBP	UBS AG	10/25/12	286,886	(4,673)
150,514	EUR for JPY	UBS AG	10/25/12	189,421	(521)
417,492	SEK for NOK	Deutsche Bank	10/25/12	62,920	(1,212)
367,461	SEK for NOK	UBS AG	10/25/12	55,380	(116)
324,181	SEK for NOK	HSBC Holdings plc	10/25/12	48,857	(195)
7,000	AUD for USD	UBS AG	10/25/12	7,198	74
6,000	CAD for USD	UBS AG	10/25/12	6,080	(23)
1,105,631	CAD for USD	UBS AG	9/28/12	1,121,059	(2,905)
176,111	CHF for USD	Credit Suisse AG	9/28/12	184,533	(239)
115,000	EUR for USD	HSBC Holdings plc	10/25/12	144,727	(3,178)
310,081	EUR for USD	UBS AG	9/28/12	390,110	(385)
98,890	EUR for USD	UBS AG	9/28/12	124,413	(123)
805,864	EUR for USD	UBS AG	9/28/12	1,013,850	(1,000)
95,533	GBP for USD	Credit Suisse AG	9/28/12	151,679	(540)
36,000	GBP for USD	HSBC Holdings plc	10/25/12	57,153	(731)
366,776	GBP for USD	UBS AG	10/25/12	582,287	(13,468)
6,000	NOK for USD	Deutsche Bank	10/25/12	1,033	(39)
1,748,698	SEK for USD	Deutsche Bank	10/25/12	263,546	(13,574)

7,000	SEK for USD	Deutsche Bank	10/25/12	1,055	(23)

				4,884,246	(43,400)
(Value on Settlement Date $4,840,846)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CBOE	-	Chicago Board Options Exchange
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $30,858,536, which represented 5.1% of total net assets.

(4)	When-issued security.
(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	220,523,990	—	—
Foreign Common Stocks	10,548,215	38,616,534	—
U.S. Treasury Securities	—	114,110,312	—
U.S. Government Agency Mortgage-Backed Securities	—	56,458,953	—
Corporate Bonds	—	48,159,815	—
Sovereign Governments and Agencies	—	39,593,952	—
Commercial Paper	—	24,695,685	—
Municipal Securities	—	22,723,754	—
Commercial Mortgage-Backed Securities	—	8,085,562	—
U.S. Government Agency Securities	—	3,859,662	—
Exchange-Traded Funds	1,258,214	—	—
Collateralized Mortgage Obligations	—	1,217,538	—
Convertible Preferred Stocks	—	98,921	—
Preferred Stocks	—	27,668	—
Temporary Cash Investments	12,500,601	—	—

Total Value of Investment Securities	244,831,020	357,648,356	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	73,620	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$538,138,182
Gross tax appreciation of investments	$68,113,591
Gross tax depreciation of investments	(3,772,397)
Net tax appreciation (depreciation) of investments	$64,341,194

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

August 31, 2012

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 63.2%

AEROSPACE AND DEFENSE — 1.8%
AAR Corp.	1,243	18,496
Aerovironment, Inc.(1)	1,651	39,393
American Science & Engineering, Inc.	3,225	191,791
B/E Aerospace, Inc.(1)	24,100	970,266
Boeing Co. (The)	46,008	3,284,971
Curtiss-Wright Corp.	1,395	41,934
European Aeronautic Defence and Space Co. NV	39,133	1,492,395
General Dynamics Corp.	14,835	971,841
Hexcel Corp.(1)	18,178	412,095
Honeywell International, Inc.	43,633	2,550,349
L-3 Communications Holdings, Inc.	21,759	1,528,352
Moog, Inc., Class A(1)	1,096	40,147
National Presto Industries, Inc.	952	69,229
Northrop Grumman Corp.	48,596	3,250,586
Orbital Sciences Corp.(1)	1,783	24,605
Precision Castparts Corp.	8,875	1,429,585
Raytheon Co.	40,465	2,287,082
Rockwell Collins, Inc.	11,680	570,802
Rolls-Royce Holdings plc	32,010	417,291
Spirit Aerosystems Holdings, Inc. Class A(1)	37,300	927,278
Teledyne Technologies, Inc.(1)	583	37,609
Textron, Inc.	28,713	767,211
TransDigm Group, Inc.(1)	9,800	1,358,476
Triumph Group, Inc.	4,579	272,130
United Technologies Corp.	75,134	5,999,450
Zodiac Aerospace	10,732	1,023,472

		29,976,836

AIR FREIGHT AND LOGISTICS — 0.5%
Deutsche Post AG	41,498	806,170
FedEx Corp.	23,838	2,088,924
Hyundai Glovis Co. Ltd.	4,218	847,596
United Parcel Service, Inc., Class B	60,375	4,456,279
UTi Worldwide, Inc.	1,752	24,055

		8,223,024

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	1,680	56,364
JetBlue Airways Corp.(1)	4,795	23,496
Southwest Airlines Co.	198,025	1,770,343
Spirit Airlines, Inc.(1)	11,022	215,480

		2,065,683

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	19,807	221,244
Autoliv, Inc.	22,924	1,359,164
BorgWarner, Inc.(1)	19,236	1,323,052
Cooper Tire & Rubber Co.	1,320	26,387
Dana Holding Corp.	5,868	80,157

Delphi Automotive plc(1)	30,300	917,787
Lear Corp.	1,433	55,643
Pirelli & C SpA	101,383	1,115,796
Standard Motor Products, Inc.	2,350	41,454

		5,140,684

AUTOMOBILES — 0.7%
Brilliance China Automotive Holdings Ltd.(1)	508,000	496,476
Ford Motor Co.	180,900	1,689,606
Harley-Davidson, Inc.	38,152	1,600,858
Hyundai Motor Co.	10,504	2,226,473
Kia Motors Corp.	12,376	808,251
PT Astra International Tbk	582,000	412,008
Tata Motors Ltd.	91,406	385,014
Tofas Turk Otomobil Fabrikasi	105,075	508,278
Toyota Motor Corp.	51,600	2,039,747
Volkswagen AG Preference Shares	5,982	1,056,392
Winnebago Industries, Inc.(1)	6,401	73,612

		11,296,715

BEVERAGES — 1.3%
Anheuser-Busch InBev NV	25,632	2,152,982
Beam, Inc.	20,275	1,183,249
Boston Beer Co., Inc., Class A(1)	280	28,848
Brown-Forman Corp., Class B	6,076	389,472
Cia de Bebidas das Americas Preference Shares ADR	33,877	1,274,114
Coca-Cola Amatil Ltd.	29,309	414,541
Coca-Cola Co. (The)	127,692	4,775,681
Constellation Brands, Inc., Class A(1)	40,966	1,349,420
Dr Pepper Snapple Group, Inc.	31,819	1,425,809
Fomento Economico Mexicano SAB de CV ADR	7,486	632,567
Monster Beverage Corp.(1)	47,554	2,802,357
PepsiCo, Inc.	48,608	3,520,678
Pernod-Ricard SA	23,385	2,519,868

		22,469,586

BIOTECHNOLOGY — 0.9%
Acorda Therapeutics, Inc.(1)	1,395	31,876
Affymax, Inc.(1)	1,321	23,368
Alexion Pharmaceuticals, Inc.(1)	28,193	3,022,572
Alkermes plc(1)	3,846	70,574
Alnylam Pharmaceuticals, Inc.(1)	1,482	27,106
Amgen, Inc.	33,295	2,794,116
Arena Pharmaceuticals, Inc.(1)	5,749	51,971
Biogen Idec, Inc.(1)	687	100,707
Cepheid, Inc.(1)	10,553	398,270
Cubist Pharmaceuticals, Inc.(1)	1,974	91,199
Dendreon Corp.(1)	5,047	22,661
Exact Sciences Corp.(1)	1,930	19,165
Exelixis, Inc.(1)	5,430	24,055
Genomic Health, Inc.(1)	550	18,953
Gilead Sciences, Inc.(1)	33,954	1,958,806
Grifols SA(1)	117,927	3,322,560
Halozyme Therapeutics, Inc.(1)	3,221	18,682

ImmunoGen, Inc.(1)	2,269	32,651
InterMune, Inc.(1)	1,424	10,495
Ironwood Pharmaceuticals, Inc.(1)	2,587	32,415
Isis Pharmaceuticals, Inc.(1)	3,209	43,674
Medivation, Inc.(1)	1,929	202,275
Neurocrine Biosciences, Inc.(1)	2,451	18,088
NPS Pharmaceuticals, Inc.(1)	2,158	16,444
Opko Health, Inc.(1)	4,054	18,000
PDL BioPharma, Inc.	4,221	31,067
Pharmacyclics, Inc.(1)	1,687	112,894
Regeneron Pharmaceuticals, Inc.(1)	6,700	991,935
Rigel Pharmaceuticals, Inc.(1)	2,064	19,236
Seattle Genetics, Inc.(1)	3,059	81,186
Theravance, Inc.(1)	1,951	52,033
United Therapeutics Corp.(1)	26,680	1,443,922

		15,102,956

BUILDING PRODUCTS — 0.1%
Apogee Enterprises, Inc.	6,113	96,585
Builders FirstSource, Inc.(1)	25,078	111,597
Fortune Brands Home & Security, Inc.(1)	37,261	950,156
Nortek, Inc.(1)	200	10,294

		1,168,632

CAPITAL MARKETS — 0.9%
Affiliated Managers Group, Inc.(1)	10,600	1,246,772
Ameriprise Financial, Inc.	26,650	1,463,351
Apollo Investment Corp.	7,677	61,569
Ares Capital Corp.	2,074	35,818
Bank of New York Mellon Corp. (The)	44,030	992,436
BlackRock Kelso Capital Corp.	2,021	19,988
BlackRock, Inc.	11,966	2,110,443
Charles Schwab Corp. (The)	74,496	1,004,951
Fifth Street Finance Corp.	2,383	24,998
Franklin Resources, Inc.	4,714	553,424
Goldman Sachs Group, Inc. (The)	16,090	1,701,035
Hercules Technology Growth Capital, Inc.	1,847	20,668
HFF, Inc., Class A(1)	2,153	28,635
Janus Capital Group, Inc.	9,297	81,070
KKR & Co. LP	61,700	879,225
Morgan Stanley	27,140	407,100
Northern Trust Corp.	56,949	2,644,711
PennantPark Investment Corp.	6,608	71,763
Solar Capital Ltd.	1,537	35,551
State Street Corp.	8,095	336,752
Stifel Financial Corp.(1)	831	27,157
Triangle Capital Corp.	3,747	91,989
UBS AG	52,302	585,090
Waddell & Reed Financial, Inc.	1,628	48,189
WisdomTree Investments, Inc.(1)	3,136	19,569

		14,492,254

CHEMICALS — 1.8%
A. Schulman, Inc.	1,116	27,108

Air Liquide SA	4,292	505,027
Airgas, Inc.	11,700	971,919
Albemarle Corp.	9,900	541,827
BASF SE	23,407	1,819,768
Celanese Corp.	9,200	351,992
CF Industries Holdings, Inc.	11,843	2,451,619
Christian Hansen Holding A/S	56,718	1,692,689
E.I. du Pont de Nemours & Co.	37,719	1,876,520
Eastman Chemical Co.	18,900	1,044,414
Flotek Industries, Inc.(1)	3,694	43,700
FMC Corp.	30,200	1,640,464
Georgia Gulf Corp.	924	36,627
H.B. Fuller Co.	3,817	116,075
Hawkins, Inc.	1,401	54,107
Huntsman Corp.	52,623	756,719
Innophos Holdings, Inc.	1,140	53,911
Intrepid Potash, Inc.(1)	3,653	81,937
Kraton Performance Polymers, Inc.(1)	829	17,782
LG Chem Ltd.	1,086	288,100
LyondellBasell Industries NV, Class A	41,628	2,033,111
Mexichem SAB de CV	127,537	574,138
Minerals Technologies, Inc.	9,250	627,242
Monsanto Co.	56,587	4,929,293
NewMarket Corp.	2,332	573,952
Olin Corp.	17,974	385,183
OM Group, Inc.(1)	1,236	22,792
PPG Industries, Inc.	11,409	1,255,218
Rentech Nitrogen Partners LP	1,380	46,879
Rockwood Holdings, Inc.	12,226	578,779
Sensient Technologies Corp.	673	24,127
Sherwin-Williams Co. (The)	1,300	186,004
Sociedad Quimica y Minera de Chile SA ADR	7,551	465,444
Syngenta AG	8,145	2,746,282
Tredegar Corp.	2,737	44,285
Valspar Corp.	14,928	796,259
W.R. Grace & Co.(1)	1,960	113,210

		29,774,503

COMMERCIAL BANKS — 3.1%
American National Bankshares, Inc.	3,023	67,413
Banco Bilbao Vizcaya Argentaria SA	99,402	759,294
Banco Latinoamericano de Comercio Exterior SA E Shares	2,949	62,106
Bancorp, Inc.(1)	3,108	30,054
BancorpSouth, Inc.	2,854	42,068
Bank of Montreal	29,491	1,725,223
Bank of Nova Scotia	15,562	824,869
BankUnited, Inc.	7,157	180,714
BB&T Corp.	49,140	1,549,876
BNP Paribas SA	49,651	2,157,995
BOK Financial Corp.	908	52,274
Boston Private Financial Holdings, Inc.	5,736	54,435
Cathay General Bancorp.	7,052	115,441
China Minsheng Banking Corp. Ltd. H Shares	864,000	704,038
City National Corp.	2,196	112,765

Comerica, Inc.	53,828	1,653,058
Commerce Bancshares, Inc.	31,106	1,251,394
Commonwealth Bank of Australia	28,979	1,638,896
Community Bank System, Inc.	2,562	71,838
Credicorp Ltd.	11,057	1,332,700
Cullen/Frost Bankers, Inc.	9,824	546,214
CVB Financial Corp.	2,508	29,971
DBS Group Holdings Ltd.	118,000	1,367,910
F.N.B. Corp.	5,628	61,627
First Financial Bancorp	2,296	37,379
First Horizon National Corp.	8,804	78,884
First Interstate Bancsystem, Inc.	3,164	45,245
First Midwest Bancorp., Inc.	3,577	42,244
First Niagara Financial Group, Inc.	3,231	25,493
FirstMerit Corp.	2,669	41,877
Fulton Financial Corp.	8,637	84,038
Grupo Financiero Banorte SAB de CV	98,487	501,393
Hancock Holding Co.	1,154	34,205
HDFC Bank Ltd.	71,444	764,659
HDFC Bank Ltd. ADR	20,280	681,002
Heritage Financial Corp.	4,862	68,019
Home Bancshares, Inc.	4,086	128,750
HSBC Holdings plc (Hong Kong)	193,698	1,675,763
ICICI Bank Ltd. ADR	17,130	557,239
Industrial & Commercial Bank of China Ltd. H Shares	862,105	466,847
Itau Unibanco Holding SA Preference Shares	59,700	943,189
Kasikornbank PCL NVDR	402,700	2,171,894
KeyCorp	61,708	520,198
Lakeland Financial Corp.	2,332	61,938
Lloyds Banking Group plc(1)	1,958,602	1,035,930
MB Financial, Inc.	1,849	37,757
National Bankshares, Inc.	1,998	63,436
Old National Bancorp.	2,774	36,617
Pacific Continental Corp.	4,448	39,987
Park Sterling Corp.(1)	10,287	49,378
Pinnacle Financial Partners, Inc.(1)	3,243	62,071
PNC Financial Services Group, Inc.	49,408	3,071,201
Popular, Inc.(1)	4,964	78,630
Powszechna Kasa Oszczednosci Bank Polski SA	54,193	582,105
PT Bank Mandiri (Persero) Tbk	1,763,301	1,442,449
PT Bank Rakyat Indonesia (Persero) Tbk	491,000	357,887
Sberbank of Russia	892,122	2,592,507
Signature Bank(1)	984	63,596
Standard Chartered plc	72,640	1,604,977
SunTrust Banks, Inc.	19,118	481,200
Susquehanna Bancshares, Inc.	5,707	59,981
Swedbank AB A Shares	89,239	1,561,837
TCF Financial Corp.	5,481	60,949
Texas Capital Bancshares, Inc.(1)	3,449	158,723
Trico Bancshares	3,079	47,293
Trustmark Corp.	1,926	45,627
Turkiye Garanti Bankasi AS	446,915	1,916,192
Turkiye Halk Bankasi AS	49,763	448,611

U.S. Bancorp	66,130	2,209,403
UMB Financial Corp.	1,252	61,386
Umpqua Holdings Corp.	3,022	38,198
United Bankshares, Inc.	1,515	36,860
Washington Banking Co.	2,656	36,201
Webster Financial Corp.	831	17,684
Wells Fargo & Co.	220,469	7,502,560
Westamerica Bancorp.	16,107	749,781
Wintrust Financial Corp.	782	29,255

		51,902,698

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Aggreko plc	34,007	1,274,354
Avery Dennison Corp.	8,650	270,139
Brink's Co. (The)	1,565	34,837
Clean Harbors, Inc.(1)	10,800	587,412
Deluxe Corp.	4,088	115,976
G&K Services, Inc., Class A	3,088	96,871
HNI Corp.	2,310	64,033
Metalico, Inc.(1)	11,050	25,415
Mine Safety Appliances Co.	1,725	60,151
Republic Services, Inc.	108,457	2,998,836
Stericycle, Inc.(1)	14,100	1,290,432
SYKES Enterprises, Inc.(1)	4,980	67,180
US Ecology, Inc.	1,570	29,516
Waste Management, Inc.	13,177	455,661

		7,370,813

COMMUNICATIONS EQUIPMENT — 0.8%
AAC Technologies Holdings, Inc.	110,000	373,713
Aruba Networks, Inc.(1)	3,117	61,249
Bel Fuse, Inc., Class B	3,746	72,972
Brocade Communications Systems, Inc.(1)	78,534	455,497
Cisco Systems, Inc.	429,768	8,199,973
F5 Networks, Inc.(1)	8,038	783,625
InterDigital, Inc.	1,104	37,260
Ixia(1)	5,309	78,786
Netgear, Inc.(1)	1,907	69,739
Oplink Communications, Inc.(1)	2,250	36,158
Palo Alto Networks, Inc.(1)	8,906	573,368
Plantronics, Inc.	781	27,850
Polycom, Inc.(1)	3,754	39,117
Procera Networks, Inc.(1)	4,392	93,067
QUALCOMM, Inc.	36,980	2,272,791
Sycamore Networks, Inc.(1)	3,357	49,616
Tellabs, Inc.	108	383
Telular Corp.	3,975	38,041

		13,263,205

COMPUTERS AND PERIPHERALS — 2.2%
Apple, Inc.	36,036	23,972,589
Electronics for Imaging, Inc.(1)	2,188	33,805
EMC Corp.(1)	155,826	4,096,665
Gemalto NV	18,088	1,433,546

Hewlett-Packard Co.	62,790	1,059,895
QLogic Corp.(1)	3,952	48,096
SanDisk Corp.(1)	13,950	575,019
Seagate Technology plc	83,152	2,661,695
Synaptics, Inc.(1)	764	23,241
Western Digital Corp.(1)	61,700	2,580,294

		36,484,845

CONSTRUCTION AND ENGINEERING — 0.3%
Chicago Bridge & Iron Co. NV New York Shares	54,618	2,011,035
China Railway Construction Corp. Ltd. H Shares	334,000	252,353
EMCOR Group, Inc.	1,586	43,821
Granite Construction, Inc.	2,689	74,136
KBR, Inc.	18,400	498,456
Pike Electric Corp.(1)	6,406	57,013
Quanta Services, Inc.(1)	41,600	998,400
URS Corp.	20,238	736,866

		4,672,080

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	3,017	128,675
Headwaters, Inc.(1)	14,803	98,440
HeidelbergCement AG	13,767	695,589
James Hardie Industries SE	66,651	577,051
PT Semen Gresik (Persero) Tbk	528,000	686,649
Siam Cement PCL NVDR	58,700	621,937

		2,808,341

CONSUMER FINANCE — 0.3%
American Express Co.	50,284	2,931,557
Cash America International, Inc.	33,304	1,292,861
Discover Financial Services	44,500	1,723,485

		5,947,903

CONTAINERS AND PACKAGING — 0.1%
Bemis Co., Inc.	29,602	895,757
Graphic Packaging Holding Co.(1)	12,508	69,920
Klabin SA Preference Shares	83,100	374,173
Packaging Corp. of America	1,160	37,143
Sonoco Products Co.	9,385	287,087

		1,664,080

DISTRIBUTORS†
Core-Mark Holding Co., Inc.	621	28,280
LKQ Corp.(1)	9,780	369,097
Pool Corp.	2,096	82,562

		479,939

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	2,153	57,808
Coinstar, Inc.(1)	13,531	691,705
Grand Canyon Education, Inc.(1)	2,858	60,361
Sotheby's	3,399	106,253

Steiner Leisure, Ltd.(1)	930	43,468

		959,595

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Bank of America Corp.	209,545	1,674,264
CBOE Holdings, Inc.	879	24,999
Chailease Holding Co. Ltd.	346,379	584,025
Citigroup, Inc.	83,520	2,481,379
Compass Diversified Holdings	1,907	28,052
JPMorgan Chase & Co.	230,500	8,560,770
MarketAxess Holdings, Inc.	2,796	91,066
McGraw-Hill Cos., Inc. (The)	14,400	737,280
NYSE Euronext	43,156	1,081,058
ORIX Corp.	20,620	1,906,748

		17,169,641

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	222,851	8,165,261
CenturyLink, Inc.	44,014	1,860,032
China Unicom Ltd. ADR	39,501	626,486
Iliad SA	5,534	877,044
Premiere Global Services, Inc.(1)	7,238	67,024
Telenor ASA	66,916	1,222,774
tw telecom, inc. Class A(1)	63,129	1,587,694
Verizon Communications, Inc.	152,530	6,549,638

		20,955,953

ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	19,420	834,866
Cleco Corp.	10,794	441,798
El Paso Electric Co.	2,868	94,902
Empire District Electric Co. (The)	46,721	986,280
Exelon Corp.	16,880	615,614
Great Plains Energy, Inc.	73,022	1,556,829
IDACORP, Inc.	14,851	615,574
Northeast Utilities	16,937	638,017
NV Energy, Inc.	83,014	1,456,066
Pinnacle West Capital Corp.	18,100	929,797
PNM Resources, Inc.	1,953	40,173
Portland General Electric Co.	25,680	689,251
PPL Corp.	30,620	898,085
Unitil Corp.	1,027	27,113
UNS Energy Corp.	924	37,015
Westar Energy, Inc.	42,796	1,246,219
Xcel Energy, Inc.	73,349	2,045,704

		13,153,303

ELECTRICAL EQUIPMENT — 0.2%
ABB Ltd. ADR	28,076	486,276
Acuity Brands, Inc.	1,243	79,751
Brady Corp., Class A	21,165	594,313
Emerson Electric Co.	8,039	407,738
Encore Wire Corp.	3,518	99,630
Franklin Electric Co., Inc.	1,116	60,521
II-VI, Inc.(1)	1,436	26,709

LSI Industries, Inc.	3,106	20,251
Rockwell Automation, Inc.	3,246	233,907
Schneider Electric SA	18,308	1,156,226

		3,165,322

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Benchmark Electronics, Inc.(1)	1,221	19,597
Brightpoint, Inc.(1)	4,986	44,724
Cognex Corp.	2,398	86,544
Coherent, Inc.(1)	1,224	57,638
Electro Scientific Industries, Inc.	2,122	26,016
FLIR Systems, Inc.	2,982	59,044
Hitachi Ltd.	147,000	843,004
Hon Hai Precision Industry Co. Ltd.	981,509	2,778,938
Ingram Micro, Inc. Class A(1)	2,880	43,978
IPG Photonics Corp.(1)	1,126	69,238
Jabil Circuit, Inc.	38,800	883,864
Littelfuse, Inc.	3,417	175,258
Methode Electronics, Inc.	4,987	46,828
Molex, Inc., Class A	20,345	451,456
Murata Manufacturing Co. Ltd.	16,200	798,672
OSI Systems, Inc.(1)	1,928	142,865
Park Electrochemical Corp.	3,690	95,866
Plexus Corp.(1)	760	22,716
Power-One, Inc.(1)	19,235	118,103
TE Connectivity Ltd.	20,344	715,498
Tech Data Corp.(1)	19,462	945,464
Trimble Navigation Ltd.(1)	44,731	2,194,055
Universal Display Corp.(1)	1,274	51,431

		10,670,797

ENERGY EQUIPMENT AND SERVICES — 1.2%
Baker Hughes, Inc.	29,810	1,359,336
Bristow Group, Inc.	1,318	61,801
Core Laboratories NV	11,921	1,456,627
Dril-Quip, Inc.(1)	1,726	120,889
Eurasia Drilling Co. Ltd. GDR	2,172	65,269
Helix Energy Solutions Group, Inc.(1)	71,714	1,263,601
Helmerich & Payne, Inc.	7,513	342,893
Hornbeck Offshore Services, Inc.(1)	8,242	320,119
Key Energy Services, Inc.(1)	7,274	57,538
Mitcham Industries, Inc.(1)	4,171	63,816
National Oilwell Varco, Inc.	22,460	1,769,848
Oceaneering International, Inc.	34,308	1,836,851
Oil States International, Inc.(1)	9,600	751,104
Petrofac Ltd.	84,941	2,025,802
Pioneer Energy Services Corp.(1)	3,850	29,645
RigNet, Inc.(1)	2,447	43,459
Saipem SpA	59,144	2,808,272
Schlumberger Ltd.	58,432	4,229,308
Technip SA	17,537	1,847,140
Tetra Technologies, Inc.(1)	4,069	26,082

Unit Corp.(1)	1,099	43,718

		20,523,118

FOOD AND STAPLES RETAILING — 1.7%
Almacenes Exito SA	20,138	329,009
Andersons, Inc. (The)	2,993	120,229
BIM Birlesik Magazalar AS	14,168	582,156
Brazil Pharma SA	60,000	365,043
Clicks Group Ltd.	110,375	755,273
Colruyt SA	10,755	510,601
Costco Wholesale Corp.	15,960	1,562,005
CP ALL PCL	691,000	760,795
CVS Caremark Corp.	122,706	5,589,258
Eurocash SA	32,654	394,098
Fresh Market, Inc. (The)(1)	4,100	236,652
Harris Teeter Supermarkets, Inc.	291	11,369
Jeronimo Martins SGPS SA	58,907	983,958
Kroger Co. (The)	116,688	2,599,809
Lawson, Inc.	24,300	1,862,188
Magnit OJSC GDR	72,966	2,326,886
SUPERVALU, Inc.	7,988	19,011
SYSCO Corp.	15,489	469,317
United Natural Foods, Inc.(1)	868	49,893
Village Super Market, Inc., Class A	1,655	55,161
Wal-Mart de Mexico SAB de CV	135,323	361,782
Wal-Mart Stores, Inc.	63,853	4,635,728
Weis Markets, Inc.	1,955	82,403
Whole Foods Market, Inc.	36,687	3,549,467

		28,212,091

FOOD PRODUCTS — 1.5%
Annie's, Inc.(1)	4,553	189,177
Archer-Daniels-Midland Co.	30,010	802,768
Campbell Soup Co.	70,801	2,487,947
ConAgra Foods, Inc.	103,095	2,588,715
Dole Food Co., Inc.(1)	2,152	27,718
General Mills, Inc.	18,321	720,565
Hain Celestial Group, Inc. (The)(1)	11,000	758,890
Hershey Co. (The)	10,353	743,552
Hillshire Brands Co.	39,748	1,036,230
J&J Snack Foods Corp.	2,330	133,043
Kellogg Co.	16,517	836,586
Kraft Foods, Inc., Class A	44,477	1,847,130
McCormick & Co., Inc.	18,100	1,112,064
Mead Johnson Nutrition Co.	38,123	2,795,560
Nestle SA	62,346	3,875,809
Orion Corp.	874	708,675
Ralcorp Holdings, Inc.(1)	24,414	1,732,417
Smithfield Foods, Inc.(1)	36,874	712,406
Snyders-Lance, Inc.	1,577	36,886
Tyson Foods, Inc., Class A	1,047	16,396
Unilever plc	63,220	2,272,693

		25,435,227

GAS UTILITIES — 0.2%
AGL Resources, Inc.	32,911	1,304,921
Atmos Energy Corp.	1,467	51,257
Laclede Group, Inc. (The)	1,565	66,121
ONEOK, Inc.	25,900	1,153,327
South Jersey Industries, Inc.	744	37,661
Southwest Gas Corp.	1,367	58,439
WGL Holdings, Inc.	660	25,767

		2,697,493

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Abaxis, Inc.(1)	815	30,538
Align Technology, Inc.(1)	2,243	76,150
Analogic Corp.	438	30,445
Arthrocare Corp.(1)	731	21,623
Becton, Dickinson and Co.	12,990	986,980
Boston Scientific Corp.(1)	106,235	573,669
CareFusion Corp.(1)	66,591	1,749,346
Cie Generale d'Optique Essilor International SA	12,513	1,092,119
Conceptus, Inc.(1)	1,157	21,995
Cooper Cos., Inc. (The)	12,553	1,052,569
Covidien plc	7,089	397,338
Cutera, Inc.(1)	3,411	24,627
Cyberonics, Inc.(1)	933	46,585
DENTSPLY International, Inc.	8,882	322,150
DexCom, Inc.(1)	2,352	31,282
Edwards Lifesciences Corp.(1)	11,377	1,161,705
Elekta AB B Shares	19,936	1,016,037
Haemonetics Corp.(1)	795	58,568
HeartWare International, Inc.(1)	475	42,546
Hill-Rom Holdings, Inc.	11,161	309,495
ICU Medical, Inc.(1)	1,346	74,703
IDEXX Laboratories, Inc.(1)	13,377	1,271,618
Insulet Corp.(1)	1,552	32,545
Integra LifeSciences Holdings Corp.(1)	1,766	69,474
Intuitive Surgical, Inc.(1)	2,735	1,345,046
MAKO Surgical Corp.(1)	1,207	19,891
Masimo Corp.(1)	1,665	36,763
Medtronic, Inc.	131,504	5,346,953
Meridian Bioscience, Inc.	1,339	23,674
Mettler-Toledo International, Inc.(1)	5,600	924,616
Neogen Corp.(1)	786	30,685
NxStage Medical, Inc.(1)	1,617	20,617
OraSure Technologies, Inc.(1)	1,831	17,779
Orthofix International NV(1)	2,072	87,687
ResMed, Inc.(1)	16,262	610,963
St. Jude Medical, Inc.	60,002	2,265,675
STERIS Corp.	23,755	813,371
Stryker Corp.	11,677	621,917
Utah Medical Products, Inc.	1,578	53,352
Volcano Corp.(1)	1,689	47,765
West Pharmaceutical Services, Inc.	728	34,471
Young Innovations, Inc.	5,985	223,061

Zimmer Holdings, Inc.	31,840	1,967,075

		24,985,468

HEALTH CARE PROVIDERS AND SERVICES — 1.4%
Accretive Health, Inc.(1)	1,944	23,114
Aetna, Inc.	25,300	971,773
Air Methods Corp.(1)	430	50,112
AmerisourceBergen Corp.	28,670	1,104,368
Amsurg Corp.(1)	909	26,734
Bio-Reference Labs, Inc.(1)	853	22,280
Catamaran Corp.(1)	36,300	3,163,545
Centene Corp.(1)	1,646	66,844
Chemed Corp.	657	43,382
CIGNA Corp.	10,036	459,348
DaVita, Inc.(1)	5,058	491,992
Emeritus Corp.(1)	1,051	21,041
Express Scripts Holding Co.(1)	49,043	3,071,073
Fresenius Medical Care AG & Co. KGaA	11,990	864,595
HealthSouth Corp.(1)	5,740	131,446
HMS Holdings Corp.(1)	2,706	93,249
Humana, Inc.	28,267	1,980,951
IPC The Hospitalist Co., Inc.(1)	618	27,309
Landauer, Inc.	351	20,583
LifePoint Hospitals, Inc.(1)	30,123	1,217,572
Magellan Health Services, Inc.(1)	780	38,696
McKesson Corp.	27,035	2,355,019
MWI Veterinary Supply, Inc.(1)	415	41,840
National Healthcare Corp.	1,168	52,198
Owens & Minor, Inc.	4,375	122,456
Patterson Cos., Inc.	21,284	723,017
PSS World Medical, Inc.(1)	3,920	84,633
Quest Diagnostics, Inc.	12,250	740,757
Team Health Holdings, Inc.(1)	994	28,379
U.S. Physical Therapy, Inc.	919	23,866
UnitedHealth Group, Inc.	58,462	3,174,487
VCA Antech, Inc.(1)	3,315	64,112
WellCare Health Plans, Inc.(1)	662	37,529
WellPoint, Inc.	31,211	1,868,603

		23,206,903

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	1,150	101,626
Cerner Corp.(1)	17,374	1,270,734
Computer Programs & Systems, Inc.	404	20,422
HealthStream, Inc.(1)	762	21,656
Quality Systems, Inc.	1,385	24,473

		1,438,911

HOTELS, RESTAURANTS AND LEISURE — 1.0%
AFC Enterprises, Inc.(1)	3,169	76,119
Bally Technologies, Inc.(1)	10,961	485,463
Bloomin' Brands, Inc.(1)	1,458	18,925
Bob Evans Farms, Inc.	886	34,855
Brinker International, Inc.	3,709	127,812

Carnival Corp.	18,360	636,725
Carnival plc	13,270	454,918
CEC Entertainment, Inc.	24,640	732,054
Cedar Fair LP	4,362	139,977
Chipotle Mexican Grill, Inc.(1)	4,055	1,170,435
Compass Group plc	66,680	750,674
Dunkin' Brands Group, Inc.	17,300	503,949
Hotel Shilla Co. Ltd.	7,474	353,732
Intercontinental Hotels Group plc	58,763	1,497,576
International Game Technology	37,071	455,603
International Speedway Corp., Class A	10,640	283,130
Jack in the Box, Inc.(1)	992	25,881
Marriott International, Inc. Class A	45,275	1,705,962
McDonald's Corp.	17,738	1,587,374
Panera Bread Co., Class A(1)	4,000	619,600
Papa John's International, Inc.(1)	2,027	104,370
Sands China Ltd.	121,200	428,172
Shuffle Master, Inc.(1)	2,799	42,461
Six Flags Entertainment Corp.	917	50,646
Speedway Motorsports, Inc.	6,923	106,130
Starbucks Corp.	28,861	1,431,794
Starwood Hotels & Resorts Worldwide, Inc.	20,200	1,113,626
Vail Resorts, Inc.	589	30,363
Whitbread plc	48,123	1,627,579
WMS Industries, Inc.(1)	2,343	37,324
Wyndham Worldwide Corp.	6,500	338,910
Yum! Brands, Inc.	5,426	345,745

		17,317,884

HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc.(1)	827	37,877
CSS Industries, Inc.	2,954	58,991
Electrolux AB	37,540	909,277
Garmin Ltd.	46,996	1,896,289
Haier Electronics Group Co. Ltd.(1)	516,000	607,415
Helen of Troy Ltd.(1)	912	28,673
Lennar Corp., Class A	23,900	775,077
M.D.C. Holdings, Inc.	5,161	178,984
M/I Homes, Inc.(1)	7,583	146,352
Mohawk Industries, Inc.(1)	10,334	744,565
Newell Rubbermaid, Inc.	40,669	729,195
PulteGroup, Inc.(1)	17,700	242,136
Standard Pacific Corp.(1)	47,733	319,811
Toll Brothers, Inc.(1)	28,700	939,064
Tupperware Brands Corp.	1,459	78,027
Whirlpool Corp.	7,441	561,498

		8,253,231

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	27,356	1,497,468
Clorox Co.	8,081	587,893
Colgate-Palmolive Co.	10,911	1,159,949
Energizer Holdings, Inc.	7,728	532,459
Henkel AG & Co. KGaA Preference Shares	9,095	687,411

Kimberly-Clark Corp.	19,024	1,590,406
LG Household & Health Care Ltd.	1,429	783,376
Procter & Gamble Co. (The)	89,623	6,021,769
Unicharm Corp.	29,700	1,727,869

		14,588,600

INDUSTRIAL CONGLOMERATES — 1.0%
Alfa SAB de CV, Series A	39,487	632,866
Danaher Corp.	73,697	3,947,948
General Electric Co.	387,302	8,021,025
Keppel Corp. Ltd.	118,000	1,059,302
Koninklijke Philips Electronics NV	42,434	975,667
Raven Industries, Inc.	5,669	172,168
Standex International Corp.	1,168	52,140
Tyco International Ltd.	49,977	2,817,703

		17,678,819

INSURANCE — 2.6%
ACE Ltd.	26,891	1,982,673
Admiral Group plc	27,187	511,983
Aflac, Inc.	53,043	2,449,526
AIA Group Ltd.	196,200	674,157
Allied World Assurance Co. Holdings AG	23,485	1,844,277
Allstate Corp. (The)	51,274	1,911,495
Alterra Capital Holdings Ltd.	3,201	73,527
American Equity Investment Life Holding Co.	2,258	26,102
American International Group, Inc.(1)	4,170	143,156
AMERISAFE, Inc.(1)	1,864	46,861
Amtrust Financial Services, Inc.	2,495	65,039
Aon plc	22,202	1,153,616
Aspen Insurance Holdings Ltd.	2,868	83,401
Assurant, Inc.	20,159	710,605
Axis Capital Holdings Ltd.	8,480	288,914
Baldwin & Lyons, Inc., Class B	3,158	71,118
Berkshire Hathaway, Inc., Class B(1)	35,141	2,963,792
Brown & Brown, Inc.	20,031	525,613
Chubb Corp. (The)	20,916	1,545,483
Discovery Holdings Ltd.	99,174	680,752
Everest Re Group Ltd.	15,798	1,637,621
Hanover Insurance Group, Inc. (The)	1,192	42,542
HCC Insurance Holdings, Inc.	47,433	1,569,084
Infinity Property & Casualty Corp.	1,236	69,340
Loews Corp.	73,156	2,973,791
Marsh & McLennan Cos., Inc.	88,680	3,030,196
MetLife, Inc.	70,297	2,399,237
Muenchener Rueckversicherungs AG	15,751	2,331,826
National Financial Partners Corp.(1)	3,837	56,557
Ping An Insurance Group Co. H Shares	161,500	1,166,072
Platinum Underwriters Holdings Ltd.	1,994	79,242
Primerica, Inc.	1,443	42,078
Principal Financial Group, Inc.	46,741	1,282,573
ProAssurance Corp.	839	74,864
Protective Life Corp.	2,250	63,562
Prudential Financial, Inc.	69,661	3,797,221

Reinsurance Group of America, Inc.	797	46,816
Symetra Financial Corp.	29,130	355,969
Torchmark Corp.	6,140	314,245
Travelers Cos., Inc. (The)	36,171	2,341,710
United Fire Group, Inc.	3,533	78,221
Unum Group	35,568	693,932
Validus Holdings Ltd.	16,974	568,799
Zurich Financial Services AG	4,316	1,037,522

		43,805,110

INTERNET AND CATALOG RETAIL — 0.4%
Amazon.com, Inc.(1)	12,134	3,012,023
Expedia, Inc.	13,134	674,562
HSN, Inc.	1,690	76,101
priceline.com, Inc.(1)	1,600	967,312
Rakuten, Inc.	132,292	1,277,383

		6,007,381

INTERNET SOFTWARE AND SERVICES — 1.0%
Baidu, Inc. ADR(1)	13,161	1,466,662
Blucora, Inc.(1)	8,900	137,149
CoStar Group, Inc.(1)	1,297	105,381
Dice Holdings, Inc.(1)	3,080	24,578
eBay, Inc.(1)	12,900	612,363
Google, Inc., Class A(1)	14,546	9,965,319
LinkedIn Corp., Class A(1)	6,000	643,800
Liquidity Services, Inc.(1)	1,078	56,476
Mail.ru Group Ltd. GDR	4,637	151,955
Perficient, Inc.(1)	6,157	65,942
Qihoo 360 Technology Co. Ltd. ADR(1)	16,344	365,942
Rackspace Hosting, Inc.(1)	23,458	1,407,011
SPS Commerce, Inc.(1)	555	19,397
Stamps.com, Inc.(1)	2,180	48,265
Tencent Holdings Ltd.	74,800	2,285,678
ValueClick, Inc.(1)	5,403	87,853
Web.com Group, Inc.(1)	5,740	95,571

		17,539,342

IT SERVICES — 1.5%
Accenture plc, Class A	46,377	2,856,823
Alliance Data Systems Corp.(1)	26,100	3,592,665
Automatic Data Processing, Inc.	23,158	1,345,017
Cardtronics, Inc.(1)	2,810	79,382
Cielo SA	31,342	935,983
Convergys Corp.	4,601	71,362
DST Systems, Inc.	3,457	175,892
Fiserv, Inc.(1)	6,190	441,409
FleetCor Technologies, Inc.(1)	1,334	57,602
Heartland Payment Systems, Inc.	6,614	200,933
International Business Machines Corp.	48,187	9,389,237
MasterCard, Inc., Class A	4,059	1,716,551
MAXIMUS, Inc.	1,150	62,549
NeuStar, Inc., Class A(1)	1,907	71,646
Teradata Corp.(1)	32,200	2,459,436

Total System Services, Inc.	1,138	26,379
Visa, Inc., Class A	14,158	1,815,763
Wright Express Corp.(1)	509	33,513

		25,332,142

LEISURE EQUIPMENT AND PRODUCTS†
Brunswick Corp.	3,583	84,881
Hasbro, Inc.	6,021	225,848
Polaris Industries, Inc.	4,639	348,807
Smith & Wesson Holding Corp.(1)	9,997	80,376
Sturm Ruger & Co., Inc.	1,398	60,533

		800,445

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	65,848	2,446,912
Covance, Inc.(1)	1,286	61,458
Life Technologies Corp.(1)	25,916	1,236,452
Luminex Corp.(1)	1,358	26,264
PAREXEL International Corp.(1)	1,881	54,154
Sequenom, Inc.(1)	3,553	13,039

		3,838,279

MACHINERY — 1.5%
Actuant Corp., Class A	11,062	311,064
Altra Holdings, Inc.	5,373	98,917
Atlas Copco AB A Shares	27,623	618,183
Barnes Group, Inc.	2,221	52,571
Briggs & Stratton Corp.	3,032	52,514
Chart Industries, Inc.(1)	13,300	928,340
CLARCOR, Inc.	1,179	56,757
Cummins, Inc.	24,684	2,397,063
Deere & Co.	8,298	623,263
Dover Corp.	16,100	930,741
Dynamic Materials Corp.	3,054	49,353
Eaton Corp.	14,850	664,092
FANUC Corp.	6,900	1,127,160
FreightCar America, Inc.	1,956	35,052
Gardner Denver, Inc.	880	53,046
IDEX Corp.	1,297	51,699
Illinois Tool Works, Inc.	27,062	1,604,506
Ingersoll-Rand plc	8,550	399,798
ITT Corp.	40,086	797,711
Joy Global, Inc.	8,900	475,082
Kaydon Corp.	33,235	739,146
Kennametal, Inc.	3,410	125,624
Kone Oyj	14,614	894,259
Kubota Corp.	126,000	1,210,192
Lincoln Electric Holdings, Inc.	833	34,361
Lindsay Corp.	1,934	126,406
Marcopolo SA Preference Shares	65,500	372,691
Middleby Corp.(1)	954	109,853
Mitsubishi Heavy Industries Ltd.	335,000	1,386,296
Mueller Industries, Inc., Class A	639	27,541
NN, Inc.(1)	10,002	84,317

Oshkosh Corp.(1)	26,445	670,116
PACCAR, Inc.	21,440	855,670
Parker-Hannifin Corp.	27,986	2,238,320
Sauer-Danfoss, Inc.	39,249	1,496,564
Stanley Black & Decker, Inc.	6,655	437,766
Titan International, Inc.	11,741	245,152
Trinity Industries, Inc.	20,300	575,302
Valmont Industries, Inc.	6,200	785,850
Volvo AB B Shares	39,451	500,123
Woodward, Inc.	13,873	484,584

		24,727,045

MARINE†
Diana Shipping, Inc.(1)	3,693	24,411

MEDIA — 1.4%
Belo Corp. Class A	12,097	88,308
CBS Corp., Class B	106,848	3,882,856
Charter Communications, Inc., Class A(1)	4,293	333,995
Comcast Corp., Class A	127,438	4,272,996
DISH Network Corp., Class A	59,919	1,916,809
Entercom Communications Corp., Class A(1)	7,530	47,665
Entravision Communications Corp., Class A	30,340	34,588
Focus Media Holding Ltd. ADR	18,391	442,304
Gannett Co., Inc.	1,956	29,849
Kabel Deutschland Holding AG(1)	27,310	1,810,272
Liberty Global, Inc. Class A(1)	6,500	359,255
LIN TV Corp., Class A(1)	15,486	62,718
Naspers Ltd. N Shares	12,922	751,976
PT Media Nusantara Citra Tbk	1,445,500	322,149
Publicis Groupe SA	9,784	507,820
ReachLocal, Inc.(1)	2,709	34,052
Regal Entertainment Group Class A	99,320	1,380,548
Scholastic Corp.	2,171	66,324
Scripps Networks Interactive, Inc. Class A	8,483	501,345
SES SA	25,517	656,670
Sirius XM Radio, Inc.(1)	170,600	431,618
Thomson Reuters Corp.	16,701	475,143
Time Warner Cable, Inc.	29,717	2,639,464
Time Warner, Inc.	46,580	1,935,399
Viacom, Inc., Class B	21,251	1,062,763

		24,046,886

METALS AND MINING — 1.0%
Antofagasta plc	86,454	1,519,646
BHP Billiton Ltd.	80,596	2,647,081
Carpenter Technology Corp.	13,600	642,736
Coeur d'Alene Mines Corp.(1)	78,150	1,796,668
Freeport-McMoRan Copper & Gold, Inc.	42,100	1,520,231
Globe Specialty Metals, Inc.	3,264	47,622
Hecla Mining Co.	9,916	53,646
Koza Altin Isletmeleri AS	22,847	449,606
Newmont Mining Corp.	18,847	955,166
Nucor Corp.	47,392	1,784,309
Rio Tinto plc	45,708	1,985,357

RTI International Metals, Inc.(1)	341	7,396
Schnitzer Steel Industries, Inc. Class A	909	25,107
Southern Copper Corp.	13,286	432,326
Titanium Metals Corp.	6,600	80,784
Umicore SA	28,711	1,362,171
Vale SA Preference Shares	71,100	1,148,864

		16,458,716

MULTI-UTILITIES — 0.4%
Ameren Corp.	48,805	1,596,900
Avista Corp.	1,953	49,606
Black Hills Corp.	1,760	60,192
DTE Energy Co.	6,181	360,970
E.ON AG	33,954	780,904
NorthWestern Corp.	1,125	41,175
PG&E Corp.	55,320	2,401,441
Public Service Enterprise Group, Inc.	62,962	1,993,377
Wisconsin Energy Corp.	10,025	380,549

		7,665,114

MULTILINE RETAIL — 0.8%
Dillard's, Inc., Class A	25,039	1,879,928
Dollar General Corp.(1)	20,160	1,029,571
Dollar Tree, Inc.(1)	33,000	1,589,610
Family Dollar Stores, Inc.	10,500	668,220
Gordmans Stores, Inc.(1)	1,500	26,370
Kohl's Corp.	15,430	805,446
Macy's, Inc.	103,262	4,162,491
SACI Falabella	54,740	496,942
Target Corp.	43,917	2,814,641

		13,473,219

OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	782	29,161

OIL, GAS AND CONSUMABLE FUELS — 4.5%
Alliance Resource Partners LP	999	61,868
Alon USA Energy, Inc.	4,379	59,905
Apache Corp.	23,306	1,998,490
Banpu PCL	29,150	418,621
Berry Petroleum Co., Class A	2,633	97,000
BG Group plc	85,092	1,740,261
Bill Barrett Corp.(1)	2,343	51,382
BP Prudhoe Bay Royalty Trust	394	34,802
Cabot Oil & Gas Corp.	41,100	1,701,951
Chevron Corp.	102,409	11,486,193
CNOOC Ltd.	556,000	1,052,364
Concho Resources, Inc.(1)	12,400	1,112,776
ConocoPhillips	49,453	2,808,436
Devon Energy Corp.	12,086	698,933
Dragon Oil plc	74,650	698,753
Energy XXI Bermuda Ltd.	40,546	1,333,558
ENI SpA	100,081	2,218,039
EOG Resources, Inc.	14,905	1,614,212
EQT Corp.	17,467	942,519

EQT Midstream Partners LP(1)	4,122	113,190
Exxaro Resources Ltd.	17,605	313,488
Exxon Mobil Corp.	189,478	16,541,429
Goodrich Petroleum Corp.(1)	2,729	34,658
Gulfport Energy Corp.(1)	7,158	188,255
Hugoton Royalty Trust	5,886	35,846
Imperial Oil Ltd.	41,120	1,877,567
Kodiak Oil & Gas Corp.(1)	77,640	694,102
Kunlun Energy Co. Ltd.	498,000	851,408
Marathon Petroleum Corp.	49,747	2,574,407
Murphy Oil Corp.	14,759	757,580
Noble Energy, Inc.	13,209	1,161,071
NovaTek OAO GDR	7,266	866,834
Occidental Petroleum Corp.	64,440	5,478,044
Pacific Coast Oil Trust	4,680	88,686
Pacific Rubiales Energy Corp.	14,133	345,529
Peabody Energy Corp.	14,318	309,698
Phillips 66	12,420	521,640
Rosetta Resources, Inc.(1)	3,145	135,046
Royal Dutch Shell plc, Class A	38,600	1,350,205
SandRidge Mississippian Trust II	1,993	41,474
Southwestern Energy Co.(1)	15,808	492,103
Statoil ASA	98,575	2,530,988
Stone Energy Corp.(1)	5,564	130,921
Suncor Energy, Inc.	54,920	1,717,898
Tesoro Logistics LP	778	33,897
Total SA ADR	25,070	1,249,990
Tullow Oil plc	23,373	505,848
Ultra Petroleum Corp.(1)	50,616	1,040,665
Ultrapar Participacoes SA	30,700	672,560
Vaalco Energy, Inc.(1)	16,669	123,517
Valero Energy Corp.	27,370	855,586
W&T Offshore, Inc.	5,102	88,061
Western Refining, Inc.	43,520	1,217,254

		75,069,508

PAPER AND FOREST PRODUCTS — 0.1%
Buckeye Technologies, Inc.	5,221	158,301
Clearwater Paper Corp.(1)	2,491	93,960
International Paper Co.	26,290	908,582
KapStone Paper and Packaging Corp.(1)	10,972	219,769
Neenah Paper, Inc.	2,226	62,128

		1,442,740

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	17,876	1,071,666
Hengan International Group Co. Ltd.	70,000	703,976
Inter Parfums, Inc.	2,934	48,704
L'Oreal SA	9,974	1,226,177
Prestige Brands Holdings, Inc.(1)	899	14,438

		3,064,961

PHARMACEUTICALS — 3.3%
Abbott Laboratories	113,573	7,443,574

Allergan, Inc.	16,434	1,415,460
Aspen Pharmacare Holdings Ltd.	59,202	1,011,077
Auxilium Pharmaceuticals, Inc.(1)	1,538	35,835
Bristol-Myers Squibb Co.	29,907	987,230
Eli Lilly & Co.	66,939	3,006,231
GlaxoSmithKline plc	63,828	1,444,228
Hospira, Inc.(1)	9,871	331,468
Impax Laboratories, Inc.(1)	3,247	76,857
Jazz Pharmaceuticals plc(1)	1,324	60,255
Johnson & Johnson	146,650	9,888,610
Medicines Co. (The)(1)	1,850	47,527
Medicis Pharmaceutical Corp., Class A	2,644	83,445
Merck & Co., Inc.	148,200	6,380,010
Nektar Therapeutics(1)	2,859	24,530
Novo Nordisk A/S B Shares	17,640	2,778,140
Optimer Pharmaceuticals, Inc.(1)	1,671	25,115
Par Pharmaceutical Cos., Inc.(1)	2,849	141,880
Perrigo Co.	16,200	1,781,514
Pfizer, Inc.	425,062	10,141,979
Questcor Pharmaceuticals, Inc.(1)	1,747	75,890
Roche Holding AG	15,670	2,852,672
Sanofi	37,127	3,037,727
Shire plc	31,673	963,595
ViroPharma, Inc.(1)	1,120	29,792
VIVUS, Inc.(1)	3,181	68,233
Watson Pharmaceuticals, Inc.(1)	14,500	1,179,575

		55,312,449

PROFESSIONAL SERVICES — 0.4%
Adecco SA	16,773	760,732
Advisory Board Co. (The)(1)	754	33,425
Capita Group plc (The)	117,838	1,350,928
CDI Corp.	4,894	80,604
Dun & Bradstreet Corp.	5,739	464,572
Equifax, Inc.	11,612	531,597
Experian plc	37,651	600,233
Heidrick & Struggles International, Inc.	1,467	18,074
IHS, Inc. Class A(1)	8,220	937,409
Kforce, Inc.(1)	2,199	25,772
On Assignment, Inc.(1)	6,155	101,619
SGS SA	585	1,180,172
Verisk Analytics, Inc. Class A(1)	11,500	557,980
WageWorks, Inc.(1)	1,369	23,355

		6,666,472

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
American Campus Communities, Inc.	12,689	591,561
American Tower Corp.	25,257	1,778,093
Annaly Capital Management, Inc.	17,699	306,370
Apartment Investment & Management Co., Class A	26,565	703,441
Associated Estates Realty Corp.	2,392	36,382
AvalonBay Communities, Inc.	9,032	1,278,209
BioMed Realty Trust, Inc.	4,811	89,148
Boston Properties, Inc.	15,919	1,784,997

Brandywine Realty Trust	39,000	475,800
BRE Properties, Inc.	8,161	407,397
Camden Property Trust	11,063	768,104
Campus Crest Communities, Inc.	6,713	72,500
Capstead Mortgage Corp.	1,850	26,529
CBL & Associates Properties, Inc.	26,530	566,946
Cedar Realty Trust, Inc.	6,785	37,250
Chimera Investment Corp.	12,107	30,752
CommonWealth REIT	2,868	42,934
CreXus Investment Corp.	2,586	26,584
DCT Industrial Trust, Inc.	50,998	322,307
DDR Corp.	46,186	702,951
DiamondRock Hospitality Co.	35,603	342,501
Digital Realty Trust, Inc.	24,474	1,823,558
Douglas Emmett, Inc.	25,400	609,346
Duke Realty Corp.	29,773	431,708
EastGroup Properties, Inc.	666	35,698
Education Realty Trust, Inc.	3,001	34,692
Equity Lifestyle Properties, Inc.	537	36,924
Equity One, Inc.	18,700	396,440
Equity Residential	25,300	1,528,120
Essex Property Trust, Inc.	1,709	259,734
Extra Space Storage, Inc.	17,023	580,655
Federal Realty Investment Trust	1,533	165,426
First Industrial Realty Trust, Inc.(1)	18,375	237,037
General Growth Properties, Inc.	44,838	922,766
Government Properties Income Trust	1,163	26,272
Hatteras Financial Corp.	2,150	62,328
HCP, Inc.	33,324	1,528,239
Health Care REIT, Inc.	13,507	789,349
Healthcare Realty Trust, Inc.	1,460	35,420
Hersha Hospitality Trust	10,038	49,989
Highwoods Properties, Inc.	736	24,001
Host Hotels & Resorts, Inc.	67,636	1,034,831
Kilroy Realty Corp.	14,342	677,086
Kimco Realty Corp.	41,324	839,704
LaSalle Hotel Properties	8,100	220,725
Lexington Realty Trust	9,362	87,816
Link Real Estate Investment Trust (The)	199,844	891,522
Macerich Co. (The)	14,368	855,902
Mack-Cali Realty Corp.	2,447	65,335
Medical Properties Trust, Inc.	2,726	28,105
MFA Financial, Inc.	7,287	59,681
Mid-America Apartment Communities, Inc.	1,090	74,120
National Retail Properties, Inc.	3,835	119,115
Newcastle Investment Corp.	44,999	341,992
Omega Healthcare Investors, Inc.	1,699	40,810
Pebblebrook Hotel Trust	6,984	165,032
PennyMac Mortgage Investment Trust	2,367	50,985
Piedmont Office Realty Trust, Inc., Class A	65,790	1,116,456
Post Properties, Inc.	11,038	563,490
ProLogis, Inc.	49,064	1,676,517
PS Business Parks, Inc.	910	62,035

Public Storage	9,900	1,441,044
Rayonier, Inc.	3,200	156,768
RLJ Lodging Trust	3,224	57,516
Rouse Properties, Inc.	22	306
Sabra Health Care REIT, Inc.	3,667	70,296
Simon Property Group, Inc.	34,366	5,453,884
SL Green Realty Corp.	8,439	680,183
Sovran Self Storage, Inc.	1,768	100,511
Strategic Hotels & Resorts, Inc.(1)	32,326	197,189
Sun Communities, Inc.	2,642	121,030
Sunstone Hotel Investors, Inc.(1)	25,828	269,386
Taubman Centers, Inc.	9,823	786,036
UDR, Inc.	12,556	317,039
Urstadt Biddle Properties, Inc., Class A	2,804	54,678
Ventas, Inc.	31,980	2,094,370
Vornado Realty Trust	11,839	960,972
Washington Real Estate Investment Trust	1,426	38,302
Weyerhaeuser Co.	39,567	985,614

		42,724,841

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
Agile Property Holdings Ltd.	262,000	300,647
BR Malls Participacoes SA	142,200	1,780,740
BR Properties SA	72,900	881,667
CBRE Group, Inc.(1)	77,389	1,339,604
China Overseas Land & Investment Ltd.	432,000	975,849
Daito Trust Construction Co. Ltd.	11,400	1,112,408
Forest City Enterprises, Inc. Class A(1)	11,500	173,420
Mitsubishi Estate Co. Ltd.	64,000	1,122,319

		7,686,654

ROAD AND RAIL — 0.6%
Canadian National Railway Co.	14,838	1,357,735
Celadon Group, Inc.	3,248	53,625
Heartland Express, Inc.	48,621	633,046
Kansas City Southern	31,300	2,420,429
Marten Transport Ltd.	3,311	58,406
Union Pacific Corp.	42,264	5,132,540
Werner Enterprises, Inc.	1,521	33,842

		9,689,623

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Analog Devices, Inc.	10,548	419,178
Applied Materials, Inc.	410,757	4,801,749
ARM Holdings plc	218,068	1,987,530
ASML Holding NV	39,420	2,232,947
Avago Technologies Ltd.	28,000	1,023,960
Broadcom Corp., Class A	75,410	2,679,317
Cirrus Logic, Inc.(1)	4,131	172,139
Cymer, Inc.(1)	351	19,902
Cypress Semiconductor Corp.	2,868	33,297
Diodes, Inc.(1)	1,461	27,014
Formfactor, Inc.(1)	5,565	28,326
Intel Corp.	198,228	4,922,001

Intersil Corp., Class A	7,359	64,980
KLA-Tencor Corp.	37,180	1,907,706
Linear Technology Corp.	30,411	1,004,323
M/A-COM Technology Solutions Holdings, Inc.(1)	5,031	57,957
Marvell Technology Group Ltd.	147,041	1,496,877
Nanometrics, Inc.(1)	6,363	96,908
Photronics, Inc.(1)	13,235	77,689
RF Micro Devices, Inc.(1)	7,125	26,719
Samsung Electronics Co. Ltd.	6,979	7,584,098
Semtech Corp.(1)	3,537	86,727
Silicon Image, Inc.(1)	7,034	33,271
Silicon Motion Technology Corp. ADR(1)	2,695	41,341
Skyworks Solutions, Inc.(1)	5,669	172,678
Spansion, Inc., Class A(1)	9,043	103,362
Taiwan Semiconductor Manufacturing Co. Ltd.	934,500	2,599,040
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	97,005	1,425,974
Teradyne, Inc.(1)	62,350	973,907
Texas Instruments, Inc.	5,303	153,999
Ultratech, Inc.(1)	4,777	157,545
Xilinx, Inc.	80,632	2,734,231

		39,146,692

SOFTWARE — 2.2%
Activision Blizzard, Inc.	18,649	219,312
Actuate Corp.(1)	8,407	58,765
Adobe Systems, Inc.(1)	59,126	1,848,870
Allot Communications Ltd.(1)	5,041	133,183
Aspen Technology, Inc.(1)	2,861	69,751
BroadSoft, Inc.(1)	1,540	55,763
CA, Inc.	64,162	1,670,137
Cadence Design Systems, Inc.(1)	7,426	98,023
Check Point Software Technologies Ltd.(1)	9,000	414,810
Citrix Systems, Inc.(1)	39,235	3,048,167
CommVault Systems, Inc.(1)	6,154	310,285
Compuware Corp.(1)	5,274	52,740
Fortinet, Inc.(1)	16,352	433,491
Glu Mobile, Inc.(1)	6,694	33,805
Guidance Software, Inc.(1)	4,544	47,667
Intuit, Inc.	751	43,963
JDA Software Group, Inc.(1)	587	18,080
Mentor Graphics Corp.(1)	1,614	26,679
Microsoft Corp.	393,191	12,118,147
NetScout Systems, Inc.(1)	3,420	81,225
NetSuite, Inc.(1)	23,600	1,342,368
Oracle Corp.	292,903	9,270,380
Parametric Technology Corp.(1)	1,661	35,296
PROS Holdings, Inc.(1)	2,272	39,260
Quest Software, Inc.(1)	3,194	89,272
Red Hat, Inc.(1)	7,741	433,806
SAP AG	23,786	1,568,004
SolarWinds, Inc.(1)	1,241	68,106
Sourcefire, Inc.(1)	10,600	550,034
Splunk, Inc.(1)	3,300	113,520
Symantec Corp.(1)	117,308	2,091,602

TIBCO Software, Inc.(1)	2,618	78,331
Ultimate Software Group, Inc.(1)	1,041	103,257
Websense, Inc.(1)	7,053	108,475

		36,674,574

SPECIALTY RETAIL — 2.5%
Aaron's, Inc.	13,390	399,959
Advance Auto Parts, Inc.	18,748	1,333,358
America's Car-Mart, Inc.(1)	1,353	61,710
Ascena Retail Group, Inc.(1)	3,594	71,161
Belle International Holdings Ltd.	432,000	779,788
Best Buy Co., Inc.	23,546	417,706
Buckle, Inc. (The)	12,287	559,550
Cabela's, Inc.(1)	22,118	1,061,885
Cato Corp. (The), Class A	587	17,240
Chico's FAS, Inc.	3,764	71,290
Cia Hering	10,300	224,328
Collective Brands, Inc.(1)	3,169	68,577
Destination Maternity Corp.	3,257	59,766
DSW, Inc., Class A	18,500	1,193,620
Express, Inc.(1)	3,663	57,180
Fast Retailing Co. Ltd.	4,600	1,073,402
Finish Line, Inc. (The), Class A	1,125	25,830
Foot Locker, Inc.	23,139	799,915
Francesca's Holdings Corp.(1)	2,349	82,990
GameStop Corp., Class A	10,586	201,981
Gap, Inc. (The)	13,300	476,406
Genesco, Inc.(1)	2,275	160,729
GNC Holdings, Inc. Class A	58,326	2,265,965
Home Depot, Inc. (The)	100,368	5,695,884
Inditex SA	15,180	1,688,048
Lithia Motors, Inc., Class A	14,995	438,004
Lowe's Cos., Inc.	125,985	3,588,053
Men's Wearhouse, Inc. (The)	1,809	57,164
Mr Price Group Ltd.	56,065	908,062
Nitori Holdings Co. Ltd.	6,200	620,832
O'Reilly Automotive, Inc.(1)	35,855	3,045,882
Penske Automotive Group, Inc.	1,704	45,395
PetSmart, Inc.	62,853	4,457,535
Rent-A-Center, Inc.	244	8,608
Ross Stores, Inc.	17,800	1,231,582
Rue21, Inc.(1)	2,296	65,000
Sally Beauty Holdings, Inc.(1)	34,200	940,500
Select Comfort Corp.(1)	1,836	52,455
Staples, Inc.	47,420	517,826
TJX Cos., Inc. (The)	31,466	1,440,828
Tractor Supply Co.	27,880	2,661,982
Ulta Salon Cosmetics & Fragrance, Inc.	16,800	1,579,200
Urban Outfitters, Inc.(1)	21,801	818,410
Williams-Sonoma, Inc.	879	36,057

		41,361,643

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
adidas AG	11,855	927,627

Burberry Group plc	34,798	747,587
Carter's, Inc.(1)	14,452	805,121
Coach, Inc.	10,939	635,884
Columbia Sportswear Co.	391	20,446
Culp, Inc.	5,424	57,711
G-III Apparel Group Ltd.(1)	2,672	84,809
Iconix Brand Group, Inc.(1)	4,315	80,691
Lululemon Athletica, Inc.(1)	12,900	840,951
Luxottica Group SpA	14,006	510,886
LVMH Moet Hennessy Louis Vuitton SA	7,550	1,232,631
Michael Kors Holdings Ltd.(1)	25,099	1,354,091
Movado Group, Inc.	4,312	151,610
Oxford Industries, Inc.	1,890	103,062
Prada SpA	206,800	1,593,138
True Religion Apparel, Inc.	1,249	28,964
Vera Bradley, Inc.(1)	3,278	69,592
VF Corp.	4,300	656,524
Wolverine World Wide, Inc.	1,432	67,347

		9,968,672

THRIFTS AND MORTGAGE FINANCE — 0.1%
Berkshire Hills Bancorp, Inc.	1,064	23,674
Brookline Bancorp., Inc.	4,990	42,365
Capitol Federal Financial, Inc.	82,451	978,693
Flushing Financial Corp.	2,424	36,942
Kaiser Federal Financial Group, Inc.	2,132	32,577
Oritani Financial Corp.	1,809	26,466
People's United Financial, Inc.	85,637	1,025,075
Provident Financial Services, Inc.	3,258	50,304
Rockville Financial, Inc.	3,809	45,670
ViewPoint Financial Group, Inc.	2,724	50,203
Washington Federal, Inc.	2,014	32,425

		2,344,394

TOBACCO — 0.7%
Altria Group, Inc.	17,410	591,244
British American Tobacco plc	40,621	2,129,471
ITC Ltd.	189,270	910,708
Japan Tobacco, Inc.	66,400	2,002,304
Lorillard, Inc.	7,200	903,672
Philip Morris International, Inc.	64,811	5,787,622
Universal Corp.	5,061	240,043

		12,565,064

TRADING COMPANIES AND DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	2,394	97,388
Barloworld Ltd.	30,887	260,975
Beacon Roofing Supply, Inc.(1)	5,700	160,398
DXP Enterprises, Inc.(1)	2,175	100,289
Erickson Air-Crane, Inc.(1)	4,622	25,467
Fastenal Co.	18,300	788,547
H&E Equipment Services, Inc.(1)	4,605	81,509
Kaman Corp.	1,975	64,780
Lawson Products, Inc.	2,600	20,800

Mitsubishi Corp.	63,600	1,168,918
PT AKR Corporindo Tbk	1,364,000	500,682
SeaCube Container Leasing Ltd.	3,644	69,600
TAL International Group, Inc.	1,503	51,117
Titan Machinery, Inc.(1)	6,332	145,953
United Rentals, Inc.(1)	43,553	1,407,197
Watsco, Inc.	1,054	79,535
Wolseley plc	37,972	1,532,670

		6,555,825

TRANSPORTATION INFRASTRUCTURE — 0.2%
CCR SA	87,900	788,108
Koninklijke Vopak NV	22,608	1,450,253
TAV Havalimanlari Holding AS(1)	118,911	618,348

		2,856,709

WATER UTILITIES†
Artesian Resources Corp., Class A	2,057	45,542
Cia de Saneamento de Minas Gerais-COPASA	24,458	577,261

		622,803

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Advanced Info Service PCL	102,800	698,784
Axiata Group Bhd	449,200	861,350
Crown Castle International Corp.(1)	24,336	1,544,363
Mobile Telesystems OJSC ADR	47,478	874,070
Rogers Communications, Inc., Class B	25,880	1,044,127
SBA Communications Corp., Class A(1)	55,146	3,296,628
SOFTBANK Corp.	21,600	880,056
Vodafone Group plc	499,056	1,438,254

		10,637,632

TOTAL COMMON STOCKS (Cost $850,647,201)		1,062,855,640

U.S. TREASURY SECURITIES — 11.0%

U.S. Treasury Bonds, 5.50%, 8/15/28	150,000	218,461
U.S. Treasury Bonds, 5.375%, 2/15/31	1,400,000	2,065,438
U.S. Treasury Bonds, 4.375%, 11/15/39	5,400,000	7,338,940
U.S. Treasury Bonds, 4.375%, 5/15/41	570,000	776,981
U.S. Treasury Bonds, 3.75%, 8/15/41	300,000	369,422
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	549,297
U.S. Treasury Bonds, 3.00%, 5/15/42	350,000	374,664
U.S. Treasury Bonds, 2.75%, 8/15/42	2,750,000	2,793,830
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	15,506,257	22,100,044
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	955,386	1,407,851
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,566,914	3,810,463
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,284,650	2,511,687
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	16,045,272	16,679,558
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	12,842,395	13,490,538
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	1,299,325	1,373,021
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	3,636,612	3,903,678
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	12,528,600	14,599,740
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	10,488,600	12,283,955
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	4,988,200	5,653,815

U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,571,266	1,701,018
U.S. Treasury Notes, 0.75%, 9/15/13	16,000,000	16,093,760
U.S. Treasury Notes, 0.50%, 8/15/14	2,000,000	2,010,704
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,056,250
U.S. Treasury Notes, 2.625%, 12/31/14	1,000,000	1,055,469
U.S. Treasury Notes, 1.25%, 9/30/15	2,000,000	2,057,656
U.S. Treasury Notes, 1.50%, 6/30/16	3,250,000	3,384,826
U.S. Treasury Notes, 0.75%, 6/30/17	3,000,000	3,025,782
U.S. Treasury Notes, 0.50%, 7/31/17	1,800,000	1,793,110
U.S. Treasury Notes, 2.375%, 7/31/17	1,800,000	1,955,390
U.S. Treasury Notes, 0.625%, 8/31/17	4,800,000	4,808,251
U.S. Treasury Notes, 1.875%, 10/31/17	1,800,000	1,913,204
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	331,547
U.S. Treasury Notes, 1.375%, 11/30/18	2,000,000	2,064,220
U.S. Treasury Notes, 2.625%, 8/15/20	1,000,000	1,109,766
U.S. Treasury Notes, 2.125%, 8/15/21	9,650,000	10,262,177
U.S. Treasury Notes, 2.00%, 2/15/22	3,100,000	3,244,829
U.S. Treasury Notes, 1.625%, 8/15/22	5,800,000	5,838,970

TOTAL U.S. TREASURY SECURITIES (Cost $168,834,239)		185,008,312

CORPORATE BONDS — 8.3%

AEROSPACE AND DEFENSE — 0.1%
Alliant Techsystems, Inc., 6.75%, 4/1/16	30,000	30,675
B/E Aerospace, Inc., 6.875%, 10/1/20	125,000	138,906
L-3 Communications Corp., 6.375%, 10/15/15	100,000	101,875
L-3 Communications Corp., 4.75%, 7/15/20	130,000	142,403
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	247,845
Raytheon Co., 4.40%, 2/15/20	170,000	197,976
United Technologies Corp., 3.10%, 6/1/22	70,000	74,682
United Technologies Corp., 6.05%, 6/1/36	72,000	96,483
United Technologies Corp., 5.70%, 4/15/40	200,000	265,409
United Technologies Corp., 4.50%, 6/1/42	240,000	274,389

		1,570,643

AIRLINES†
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	22,369	22,592

AUTO COMPONENTS — 0.2%
Allison Transmission, Inc., 7.125%, 5/15/19(2)	150,000	159,375
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	375,000	390,469
Delphi Corp., 5.875%, 5/15/19	150,000	162,750
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	275,000	302,500
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	250,000	261,250
Tenneco, Inc., 6.875%, 12/15/20	250,000	273,750
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	82,000	91,840
TRW Automotive, Inc., 8.875%, 12/1/17(2)	225,000	251,437
UCI International, Inc., 8.625%, 2/15/19	200,000	200,750
Visteon Corp., 6.75%, 4/15/19	500,000	510,625

		2,604,746

AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(2)	310,000	313,118
American Honda Finance Corp., 2.50%, 9/21/15(2)	390,000	404,884
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	200,000	212,000

Daimler Finance North America LLC, 1.30%, 7/31/15(2)		230,000	230,405
Daimler Finance North America LLC, 2.625%, 9/15/16(2)		310,000	322,855
Ford Motor Co., 7.45%, 7/16/31		200,000	248,000
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		700,000	755,261
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)		100,000	100,859

			2,587,382

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		610,000	821,539
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		70,000	72,156
Coca-Cola Co. (The), 1.80%, 9/1/16		260,000	270,618
Constellation Brands, Inc., 7.25%, 9/1/16		125,000	143,125
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		90,000	96,225
PepsiCo, Inc., 4.875%, 11/1/40		80,000	97,775
PepsiCo, Inc., 3.60%, 8/13/42		110,000	110,582
Pernod-Ricard SA, 2.95%, 1/15/17(2)		190,000	198,239
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)		310,000	324,276

			2,134,535

BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17		290,000	299,673
Celgene Corp., 3.25%, 8/15/22		130,000	131,011
Gilead Sciences, Inc., 4.40%, 12/1/21		190,000	216,301

			646,985

BUILDING PRODUCTS — 0.1%
Boise Cascade LLC, 7.125%, 10/15/14		269,000	269,673
Masco Corp., 5.95%, 3/15/22		300,000	324,739
USG Corp., 8.375%, 10/15/18(2)		100,000	108,500

			702,912

CAPITAL MARKETS — 0.1%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	170,000	216,406
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		$500,000	601,109
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17		120,000	127,086
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		200,000	208,851
Jefferies Group, Inc., 5.125%, 4/13/18		180,000	184,050
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14		125,000	133,811

			1,471,313

CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18		160,000	194,000
Dow Chemical Co. (The), 5.90%, 2/15/15		320,000	357,330
Dow Chemical Co. (The), 2.50%, 2/15/16		200,000	208,518
Eastman Chemical Co., 3.60%, 8/15/22		200,000	210,908
Ecolab, Inc., 4.35%, 12/8/21		70,000	79,844
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		125,000	126,563
Ineos Finance plc, 8.375%, 2/15/19(2)		250,000	264,062
Ineos Finance plc, 7.50%, 5/1/20(2)		125,000	128,125
LyondellBasell Industries NV, 5.00%, 4/15/19		125,000	133,125
Momentive Performance Materials, Inc., 10.00%, 10/15/20(2)		125,000	126,250
Momentive Performance Materials, Inc., 9.00%, 1/15/21		225,000	165,375
PPG Industries, Inc., 2.70%, 8/15/22		60,000	60,113

			2,054,213

COMMERCIAL BANKS — 0.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22	GBP	100,000	184,771
Bank of America N.A., 5.30%, 3/15/17		$1,344,000	1,464,492
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	222,273
BB&T Corp., 5.70%, 4/30/14		140,000	151,382
BB&T Corp., 3.20%, 3/15/16		290,000	311,468
Capital One Financial Corp., 4.75%, 7/15/21		140,000	157,446
Co-Operative Bank plc, 4.75%, 11/11/21	GBP	100,000	180,671
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	201,069
Fifth Third Bancorp, 6.25%, 5/1/13		$240,000	248,663
HSBC Bank plc, 3.50%, 6/28/15(2)		230,000	242,821
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14		400,000	431,084
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		420,000	440,852
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	140,000	222,946
LBG Capital No.1 plc, 7.875%, 11/1/20(2)		$250,000	244,359
Northern Trust Co. (The), 6.50%, 8/15/18		250,000	312,281
Regions Bank, 6.45%, 6/26/37		250,000	251,563
Regions Financial Corp., 5.75%, 6/15/15		275,000	292,875
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31		125,000	118,750
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		290,000	305,963
Royal Bank of Scotland plc (The), 3.95%, 9/30/31		340,000	357,124
SunTrust Bank, 7.25%, 3/15/18		240,000	284,748
SunTrust Banks, Inc., 3.60%, 4/15/16		74,000	78,265
Toronto-Dominion Bank (The), 2.375%, 10/19/16		300,000	316,630
U.S. Bancorp., 3.44%, 2/1/16		180,000	190,212
U.S. Bancorp., MTN, 2.95%, 7/15/22		60,000	60,621
Wachovia Bank N.A., 4.80%, 11/1/14		564,000	607,603
Wells Fargo & Co., 3.68%, 9/15/12		220,000	239,555
Wells Fargo & Co., 2.10%, 5/8/17		280,000	289,501

			8,409,988

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 6.75%, 1/31/14		3,000	3,014
Emergency Medical Services Corp., 8.125%, 6/1/19		250,000	268,125
Iron Mountain, Inc., 8.375%, 8/15/21		225,000	249,750
Republic Services, Inc., 3.80%, 5/15/18		100,000	109,873
Republic Services, Inc., 5.50%, 9/15/19		180,000	213,597
Republic Services, Inc., 3.55%, 6/1/22		110,000	116,042
ServiceMaster Co., 8.00%, 2/15/20		250,000	267,813
Waste Management, Inc., 6.125%, 11/30/39		240,000	307,986

			1,536,200

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		150,000	97,500
Avaya, Inc., 7.00%, 4/1/19(2)		485,000	446,200
Cisco Systems, Inc., 5.90%, 2/15/39		150,000	201,001
CommScope, Inc., 8.25%, 1/15/19(2)		225,000	242,156

			986,857

COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 2.60%, 9/15/17		390,000	386,582
Seagate Technology HDD Holdings, 6.80%, 10/1/16		100,000	110,750

			497,332

CONSTRUCTION MATERIALS†
HD Supply, Inc., 8.125%, 4/15/19(2)		50,000	54,375
Louisiana-Pacific Corp., 7.50%, 6/1/20		50,000	54,500
Nortek, Inc., 8.50%, 4/15/21		125,000	133,437
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(2)		250,000	271,250
Vulcan Materials Co., 7.00%, 6/15/18		100,000	109,500

			623,062

CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 6.00%, 9/13/17		250,000	302,609
American Express Credit Corp., 2.80%, 9/19/16		100,000	106,579
American Express Credit Corp., MTN, 2.75%, 9/15/15		320,000	338,040
Capital One Bank USA N.A., 8.80%, 7/15/19		130,000	169,111
CIT Group, Inc., 4.75%, 2/15/15(2)		350,000	365,313
PNC Bank N.A., 6.00%, 12/7/17		640,000	766,740
SLM Corp., 6.25%, 1/25/16		120,000	129,000
SLM Corp., MTN, 5.00%, 10/1/13		270,000	279,450
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15		250,000	217,500
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18(2)		250,000	272,500

			2,946,842

CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19		125,000	133,750
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)		475,000	511,813
Ball Corp., 5.00%, 3/15/22		125,000	131,406
Berry Plastics Corp., VRN, 4.34%, 9/15/12		125,000	123,750
Packaging Dynamics Corp., 8.75%, 2/1/16(2)		225,000	239,906

			1,140,625

DIVERSIFIED CONSUMER SERVICES†
Laureate Education, Inc., 9.25%, 9/1/19(2)		125,000	125,625

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Ally Financial, Inc., 8.30%, 2/12/15		425,000	472,813
Ally Financial, Inc., 4.625%, 6/26/15		125,000	128,367
Ally Financial, Inc., 5.50%, 2/15/17		250,000	260,313
Ally Financial, Inc., 6.25%, 12/1/17		275,000	298,211
Bank of America Corp., 6.50%, 8/1/16		210,000	239,716
Bank of America Corp., 5.75%, 12/1/17		500,000	559,764
Citigroup, Inc., 6.01%, 1/15/15		510,000	557,516
Citigroup, Inc., 4.75%, 5/19/15		130,000	139,648
Citigroup, Inc., 4.45%, 1/10/17		50,000	53,929
Citigroup, Inc., 6.125%, 5/15/18		1,050,000	1,219,384
Deutsche Bank AG (London), 3.875%, 8/18/14		370,000	389,194
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	225,671
General Electric Capital Corp., 3.75%, 11/14/14		$400,000	424,534
General Electric Capital Corp., 2.25%, 11/9/15		330,000	341,618
General Electric Capital Corp., 5.625%, 9/15/17		670,000	792,666
General Electric Capital Corp., 4.375%, 9/16/20		600,000	667,607
General Electric Capital Corp., 5.30%, 2/11/21		120,000	138,412
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15		40,000	41,320
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16		500,000	518,851
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		490,000	542,046
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41		140,000	157,154
HSBC Holdings plc, 5.10%, 4/5/21		170,000	196,021

HSBC Holdings plc, 6.80%, 6/1/38	130,000	159,505
JPMorgan Chase & Co., 6.00%, 1/15/18	1,370,000	1,638,784
Morgan Stanley, 4.20%, 11/20/14	125,000	128,300
Morgan Stanley, 6.00%, 4/28/15	190,000	202,542
Morgan Stanley, 6.625%, 4/1/18	460,000	508,666
Morgan Stanley, 5.625%, 9/23/19	300,000	311,049
UBS AG (Stamford Branch), 5.875%, 12/20/17	510,000	594,536

		11,908,137

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 3.875%, 8/15/21	100,000	112,766
AT&T, Inc., 3.00%, 2/15/22	130,000	137,026
AT&T, Inc., 6.55%, 2/15/39	685,000	924,231
British Telecommunications plc, 5.95%, 1/15/18	420,000	501,813
CenturyLink, Inc., 6.15%, 9/15/19	220,000	239,884
CenturyLink, Inc., 5.80%, 3/15/22	20,000	21,470
CenturyLink, Inc., Series P, 7.60%, 9/15/39	12,000	12,449
Cincinnati Bell, Inc., 8.75%, 3/15/18	150,000	152,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	50,000	51,169
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	240,000	297,492
France Telecom SA, 4.375%, 7/8/14	610,000	645,077
Frontier Communications Corp., 7.125%, 3/15/19	200,000	212,000
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	174,000	183,788
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	100,000	108,250
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	135,469
Intelsat Luxembourg SA, 11.25%, 2/4/17	250,000	263,437
Level 3 Financing, Inc., 7.00%, 6/1/20(2)	125,000	124,844
Level 3 Financing, Inc., 8.625%, 7/15/20	250,000	268,437
Sprint Capital Corp., 8.75%, 3/15/32	445,000	451,675
Telecom Italia Capital SA, 4.95%, 9/30/14	125,000	127,188
Telecom Italia Capital SA, 7.00%, 6/4/18	50,000	52,500
Telefonica Emisiones SAU, 5.88%, 7/15/19	370,000	357,975
Verizon Communications, Inc., 8.75%, 11/1/18	600,000	842,760
Windstream Corp., 7.875%, 11/1/17	210,000	229,425

		6,453,375

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	445,000	521,762
Edison Mission Energy, 7.00%, 5/15/17	325,000	172,250

		694,012

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	275,000	297,687
Sanmina-SCI Corp., 7.00%, 5/15/19(2)	125,000	126,250

		423,937

ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	250,000	248,750
Ensco plc, 3.25%, 3/15/16	170,000	181,640
Noble Holding International Ltd., 3.95%, 3/15/22	60,000	63,376
Pioneer Drilling Co., 9.875%, 3/15/18	100,000	108,750
Transocean, Inc., 6.50%, 11/15/20	150,000	179,695
Transocean, Inc., 6.375%, 12/15/21	60,000	72,458

Weatherford International Ltd., 9.625%, 3/1/19	320,000	419,202

		1,273,871

FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(2)	130,000	140,075
CVS Caremark Corp., 6.60%, 3/15/19	570,000	730,526
Kroger Co. (The), 6.40%, 8/15/17	320,000	384,130
Rite Aid Corp., 7.50%, 3/1/17	225,000	232,312
Rite Aid Corp., 9.25%, 3/15/20	250,000	258,125
Safeway, Inc., 4.75%, 12/1/21	100,000	99,050
SUPERVALU, Inc., 8.00%, 5/1/16	155,000	139,500
Target Corp., 4.00%, 7/1/42	80,000	83,406
Wal-Mart Stores, Inc., 5.875%, 4/5/27	104,000	139,231
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	461,849

		2,668,204

FOOD PRODUCTS — 0.1%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(2)	143,000	146,933
Del Monte Corp., 7.625%, 2/15/19	160,000	160,600
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	250,000	240,000
Kellogg Co., 4.45%, 5/30/16	500,000	557,632
Kraft Foods, Inc., 6.125%, 2/1/18	45,000	54,826
Kraft Foods, Inc., 6.125%, 8/23/18(2)	125,000	153,788
Kraft Foods, Inc., 6.50%, 2/9/40	110,000	152,296
Kraft Foods, Inc., 5.00%, 6/4/42(2)	90,000	102,979
Mead Johnson Nutrition Co., 3.50%, 11/1/14	220,000	228,461
Michael Foods Group, Inc., 9.75%, 7/15/18	225,000	249,750
Post Holdings, Inc., 7.375%, 2/15/22(2)	250,000	264,687

		2,311,952

GAS UTILITIES — 0.3%
El Paso Corp., 6.875%, 6/15/14	100,000	108,721
El Paso Corp., 7.25%, 6/1/18	275,000	318,969
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	289,826
Enbridge Energy Partners LP, 5.50%, 9/15/40	110,000	125,484
Enterprise Products Operating LLC, 6.30%, 9/15/17	440,000	533,116
Enterprise Products Operating LLC, 5.95%, 2/1/41	180,000	214,398
Enterprise Products Operating LLC, 4.45%, 2/15/43	110,000	108,892
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	510,000	635,142
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	260,000	313,425
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	244,569
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	250,000	266,875
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	150,000	156,750
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	100,000	108,183
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	80,000	107,390
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	220,000	233,061
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)	250,000	246,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22(2)	300,000	315,000
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	183,523
Williams Partners LP, 4.125%, 11/15/20	220,000	238,715
Williams Partners LP, 3.35%, 8/15/22	130,000	132,448

		4,880,737

HEALTH CARE EQUIPMENT AND SUPPLIES†
Biomet, Inc., 11.625%, 10/15/17	70,000	75,163
Covidien International Finance SA, 1.875%, 6/15/13	310,000	313,239
Covidien International Finance SA, 3.20%, 6/15/22	80,000	84,984
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(2)	125,000	127,812
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19(2)	50,000	45,875

		647,073

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
AMERIGROUP Corp., 7.50%, 11/15/19	200,000	234,000
Apria Healthcare Group, Inc., 11.25%, 11/1/14	125,000	130,156
Capella Healthcare, Inc., 9.25%, 7/1/17	225,000	239,906
DaVita, Inc., 6.375%, 11/1/18	175,000	187,250
DaVita, Inc., 6.625%, 11/1/20	520,000	557,700
Express Scripts, Inc., 7.25%, 6/15/19	630,000	812,316
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	445,000	476,706
HCA Holdings, Inc., 7.75%, 5/15/21	250,000	273,125
HCA, Inc., 6.50%, 2/15/16	200,000	217,000
HCA, Inc., 8.50%, 4/15/19	125,000	141,563
HCA, Inc., 7.875%, 2/15/20	475,000	532,594
HCA, Inc., 7.50%, 2/15/22	125,000	139,688
Health Management Associates, Inc., 7.375%, 1/15/20(2)	200,000	215,000
Healthsouth Corp., 8.125%, 2/15/20	250,000	275,937
Mayo Clinic Rochester, 3.77%, 11/15/43(3)	90,000	92,113
NYU Hospitals Center, 4.43%, 7/1/42	110,000	113,570
Tenet Healthcare Corp., 8.875%, 7/1/19	275,000	314,187
Universal Health Services, Inc., 7.00%, 10/1/18	450,000	488,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	78,563
WellPoint, Inc., 5.80%, 8/15/40	100,000	119,636

		5,639,260

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Ameristar Casinos, Inc., 7.50%, 4/15/21	200,000	215,500
Boyd Gaming Corp., 9.125%, 12/1/18	570,000	593,512
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	570,000	617,025
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	225,000	142,875
Chester Downs & Marina LLC, 9.25%, 2/1/20(2)	300,000	304,500
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	300,000	320,250
Dave & Buster's, Inc., 11.00%, 6/1/18	225,000	252,000
DineEquity, Inc., 9.50%, 10/30/18	225,000	253,687
Marina District Finance Co., Inc., 9.50%, 10/15/15	225,000	223,875
McDonald's Corp., 5.35%, 3/1/18	140,000	169,863
MGM Resorts International, 7.625%, 1/15/17	125,000	129,844
MGM Resorts International, 7.75%, 3/15/22	250,000	253,125
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	200,000	220,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	250,000	295,717
Station Casinos LLC, 3.66%, 6/18/18(2)	125,000	107,500
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	130,000	137,665
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	570,000	639,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22(2)	125,000	128,438

		5,005,701

HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16		125,000	128,125
D.R. Horton, Inc., 5.625%, 9/15/14		70,000	74,375
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16		125,000	132,031
Lennar Corp., Series B, 5.60%, 5/31/15		275,000	291,500
Meritage Homes Corp., 7.00%, 4/1/22		125,000	131,875
Standard Pacific Corp., 8.375%, 5/15/18		400,000	450,000
Taylor Morrison, Inc., 7.75%, 4/15/20(2)		250,000	265,625
Toll Brothers Finance Corp., 6.75%, 11/1/19		170,000	195,364

			1,668,895

HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18		345,000	362,250
Jarden Corp., 6.125%, 11/15/22		445,000	480,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19		570,000	617,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	132,812
Spectrum Brands, Inc., 6.75%, 3/15/20(2)		125,000	131,719
Yankee Candle Co., Inc., Series B, 8.50%, 2/15/15		3,000	3,056

			1,727,462

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)		275,000	307,312
General Electric Co., 5.25%, 12/6/17		550,000	653,496
Harland Clarke Holdings Corp., 9.50%, 5/15/15		270,000	225,450
Schaeffler Finance BV, 7.75%, 2/15/17(2)		125,000	135,938

			1,322,196

INSURANCE — 0.3%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	222,465
Allstate Corp. (The), 7.45%, 5/16/19		$180,000	235,923
Allstate Corp. (The), 5.20%, 1/15/42		130,000	158,059
American International Group, Inc., 3.65%, 1/15/14		110,000	112,955
American International Group, Inc., 5.85%, 1/16/18		560,000	643,465
American International Group, Inc., 4.875%, 6/1/22		80,000	87,430
AXA SA, VRN, 6.46%, 12/14/18(2)		200,000	181,000
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		180,000	205,841
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(2)		125,000	128,281
CNA Financial Corp., 5.875%, 8/15/20		120,000	138,637
CNA Financial Corp., 5.75%, 8/15/21		70,000	80,677
Genworth Financial, Inc., 7.20%, 2/15/21		110,000	110,723
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		400,000	241,500
Hartford Financial Services Group, Inc., 6.30%, 3/15/18		160,000	182,431
International Lease Finance Corp., 8.75%, 3/15/17		375,000	435,938
International Lease Finance Corp., 8.25%, 12/15/20		375,000	440,358
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)		142,000	149,399
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)		200,000	188,500
Lincoln National Corp., 6.25%, 2/15/20		300,000	348,766
MetLife, Inc., 6.75%, 6/1/16		360,000	430,907
MetLife, Inc., 4.125%, 8/13/42		90,000	91,935
Prudential Financial, Inc., 5.375%, 6/21/20		110,000	127,381
Prudential Financial, Inc., 5.625%, 5/12/41		100,000	111,746
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(2)		230,000	225,584

Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(2)	200,000	198,179

		5,478,080

INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	84,469

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	52,250
First Data Corp., 9.875%, 9/24/15	495,000	507,375
First Data Corp., 7.375%, 6/15/19(2)	720,000	747,000
International Business Machines Corp., 1.95%, 7/22/16	610,000	637,732

		1,944,357

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	80,000	81,404
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	224,957

		306,361

MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	100,000	118,000
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	250,000	261,305
Deere & Co., 5.375%, 10/16/29	410,000	542,103
Dematic SA, 8.75%, 5/1/16(2)	125,000	133,750
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	141,375

		1,196,533

MEDIA — 0.8%
AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	277,500
Cablevision Systems Corp., 8.625%, 9/15/17	250,000	287,500
CBS Corp., 1.95%, 7/1/17	50,000	51,117
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	375,000	408,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	99,500
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)	200,000	147,000
Cinemark USA, Inc., 8.625%, 6/15/19	150,000	168,750
Clear Channel Communications, Inc., 10.75%, 8/1/16	225,000	142,875
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	268,125
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)	470,000	467,650
Comcast Corp., 5.90%, 3/15/16	720,000	838,135
Comcast Corp., 6.50%, 11/15/35	130,000	169,853
Comcast Corp., 6.40%, 5/15/38	120,000	157,576
Comcast Corp., 4.65%, 7/15/42	70,000	75,065
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	225,000	213,750
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	240,000	258,114
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	570,000	642,198
Discovery Communications LLC, 5.625%, 8/15/19	130,000	156,862
DISH DBS Corp., 7.125%, 2/1/16	125,000	138,125
DISH DBS Corp., 6.75%, 6/1/21	620,000	663,400
Gray Television, Inc., 10.50%, 6/29/15	125,000	135,625
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	750,000	841,875
Lamar Media Corp., 5.875%, 2/1/22	250,000	266,250
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	250,000	266,562
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)	250,000	228,125
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	177,425
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	294,219
News America, Inc., 6.90%, 8/15/39	260,000	339,147

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	275,000	297,000
Omnicom Group, Inc., 3.625%, 5/1/22	80,000	84,106
PAETEC Holding Corp., 8.875%, 6/30/17	125,000	135,938
Qwest Corp., 7.50%, 10/1/14	270,000	302,395
RR Donnelley & Sons Co., 8.25%, 3/15/19	225,000	229,781
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	138,438
Sinclair Television Group, Inc., 8.375%, 10/15/18	250,000	274,687
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)	450,000	515,250
Time Warner Cable, Inc., 6.75%, 7/1/18	520,000	651,526
Time Warner, Inc., 3.15%, 7/15/15	310,000	329,474
Time Warner, Inc., 7.70%, 5/1/32	390,000	540,180
Univision Communications, Inc., 6.875%, 5/15/19(2)	225,000	233,438
UPCB Finance VI Ltd., 6.875%, 1/15/22(2)	250,000	266,250
Valassis Communications, Inc., 6.625%, 2/1/21	225,000	226,125
Viacom, Inc., 4.375%, 9/15/14	220,000	235,799
Viacom, Inc., 4.50%, 3/1/21	40,000	45,369
Viacom, Inc., 3.125%, 6/15/22	130,000	133,498
Videotron Ltee, 5.00%, 7/15/22	125,000	133,125
Visant Corp., 10.00%, 10/1/17	225,000	223,875
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	250,000	230,000
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	250,000	231,250
WMG Acquisition Corp., 9.50%, 6/15/16	395,000	434,500

		14,073,077

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	150,000	133,500
Aleris International, Inc., 7.625%, 2/15/18	200,000	209,500
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	85,000	90,147
ArcelorMittal, 5.50%, 8/5/20	190,000	183,267
ArcelorMittal, 6.50%, 2/25/22	90,000	87,619
Barrick North America Finance LLC, 4.40%, 5/30/21	200,000	216,756
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	212,130
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)	570,000	545,062
Inmet Mining Corp., 8.75%, 6/1/20(2)	25,000	25,813
Newmont Mining Corp., 6.25%, 10/1/39	190,000	228,837
Novelis, Inc., 8.375%, 12/15/17	300,000	333,000
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	120,000	127,090
Teck Resources Ltd., 3.15%, 1/15/17	160,000	165,687
Vale Overseas Ltd., 5.625%, 9/15/19	440,000	491,785
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	126,519

		3,176,712

MULTI-UTILITIES — 0.3%
Calpine Corp., 7.50%, 2/15/21(2)	250,000	278,750
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	202,000	227,808
Consumers Energy Co., 2.85%, 5/15/22	50,000	52,920
Dominion Resources, Inc., 6.40%, 6/15/18	360,000	449,134
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	83,420
Duke Energy Corp., 3.95%, 9/15/14	270,000	286,808
Edison International, 3.75%, 9/15/17	200,000	214,099
Energy Future Holdings Corp., 10.875%, 11/1/17	35,000	31,937
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	364,000	410,410
FirstEnergy Solutions Corp., 6.05%, 8/15/21	400,000	445,902

Florida Power Corp., 6.35%, 9/15/37	270,000	376,121
GenOn Energy, Inc., 7.625%, 6/15/14	350,000	376,250
GenOn Energy, Inc., 9.50%, 10/15/18	250,000	276,875
Georgia Power Co., 4.30%, 3/15/42	60,000	65,173
Ipalco Enterprises, Inc., 5.00%, 5/1/18	250,000	261,875
Nisource Finance Corp., 4.45%, 12/1/21	100,000	108,409
Nisource Finance Corp., 5.25%, 2/15/43	80,000	88,937
Northern States Power Co., 3.40%, 8/15/42	80,000	79,537
NRG Energy, Inc., 7.625%, 1/15/18	225,000	241,875
Pacific Gas & Electric Co., 5.80%, 3/1/37	81,000	105,884
PG&E Corp., 5.75%, 4/1/14	100,000	107,389
Progress Energy, Inc., 3.15%, 4/1/22	110,000	112,115
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	86,412
Sempra Energy, 6.50%, 6/1/16	170,000	202,901
Southern California Edison Co., 5.625%, 2/1/36	161,000	212,845
Southern Power Co., 5.15%, 9/15/41	60,000	70,396
Teco Finance, Inc., 6.75%, 5/1/15	40,000	45,420
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)	125,000	101,250

		5,400,852

MULTILINE RETAIL†
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	126,250
J.C. Penney Corp., Inc., Series A, 6.875%, 10/15/15	25,000	25,438

		151,688

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	160,000	164,827

OIL, GAS AND CONSUMABLE FUELS — 0.8%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	625,000	565,625
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	350,000	373,625
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	130,625
Anadarko Petroleum Corp., 5.95%, 9/15/16	30,000	34,727
Anadarko Petroleum Corp., 6.45%, 9/15/36	300,000	372,057
Antero Resources Finance Corp., 7.25%, 8/1/19	200,000	214,500
Apache Corp., 4.75%, 4/15/43	160,000	184,558
Arch Coal, Inc., 8.75%, 8/1/16	225,000	226,125
Bill Barrett Corp., 9.875%, 7/15/16	275,000	304,562
Bill Barrett Corp., 7.00%, 10/15/22	300,000	299,250
BP Capital Markets plc, 3.20%, 3/11/16	190,000	204,002
BP Capital Markets plc, 2.25%, 11/1/16	260,000	272,104
BP Capital Markets plc, 4.50%, 10/1/20	150,000	174,920
Chesapeake Energy Corp., 7.625%, 7/15/13	125,000	130,000
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	137,813
Chesapeake Energy Corp., 6.625%, 8/15/20	200,000	206,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(2)	275,000	265,375
ConocoPhillips, 5.75%, 2/1/19	420,000	521,965
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	156,431
Consol Energy, Inc., 8.00%, 4/1/17	470,000	508,775
Continental Resources, Inc., 5.00%, 9/15/22	50,000	52,500
Devon Energy Corp., 1.875%, 5/15/17	80,000	81,841
Devon Energy Corp., 5.60%, 7/15/41	210,000	254,045
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	213,500

EOG Resources, Inc., 5.625%, 6/1/19	380,000	465,643
Forest Oil Corp., 8.50%, 2/15/14	225,000	239,625
Hess Corp., 6.00%, 1/15/40	230,000	272,526
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19(2)	200,000	197,750
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	74,325
Marathon Petroleum Corp., 5.125%, 3/1/21	100,000	115,185
Nexen, Inc., 5.875%, 3/10/35	100,000	116,046
Noble Energy, Inc., 4.15%, 12/15/21	260,000	281,815
Occidental Petroleum Corp., 2.70%, 2/15/23	160,000	165,073
Peabody Energy Corp., 6.00%, 11/15/18(2)	250,000	256,875
Peabody Energy Corp., 6.50%, 9/15/20	50,000	52,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35	70,000	87,325
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	390,000	441,685
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	346,739
Petroleos Mexicanos, 6.00%, 3/5/20	190,000	227,525
Phillips 66, 4.30%, 4/1/22(2)	130,000	141,951
Pioneer Natural Resources Co., 3.95%, 7/15/22	130,000	135,620
Plains Exploration & Production Co., 6.75%, 2/1/22	570,000	618,450
Quicksilver Resources, Inc., 8.25%, 8/1/15	125,000	119,063
Sabine Pass LNG LP, 7.50%, 11/30/16	475,000	510,625
Samson Investment Co., 9.75%, 2/15/20(2)	125,000	128,906
SandRidge Energy, Inc., 8.75%, 1/15/20	175,000	187,250
Shell International Finance BV, 2.375%, 8/21/22	280,000	284,158
Shell International Finance BV, 3.625%, 8/21/42	140,000	145,325
Suncor Energy, Inc., 6.10%, 6/1/18	266,000	325,818
Suncor Energy, Inc., 6.85%, 6/1/39	100,000	137,277
Talisman Energy, Inc., 7.75%, 6/1/19	220,000	278,257
Talisman Energy, Inc., 3.75%, 2/1/21	90,000	94,106
Venoco, Inc., 8.875%, 2/15/19	160,000	144,000

		12,476,368

PAPER AND FOREST PRODUCTS†
International Paper Co., 4.75%, 2/15/22	190,000	214,295
International Paper Co., 6.00%, 11/15/41	70,000	83,862
Sappi Papier Holding GmbH, 6.625%, 4/15/21(2)	200,000	186,000

		484,157

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	160,000	178,400

PHARMACEUTICALS — 0.2%
AstraZeneca plc, 5.90%, 9/15/17	450,000	552,146
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	96,086
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	595,000	647,806
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	370,000	387,944
Roche Holdings, Inc., 6.00%, 3/1/19(2)	200,000	253,334
Roche Holdings, Inc., 7.00%, 3/1/39(2)	230,000	354,246
Sanofi, 4.00%, 3/29/21	143,000	162,857
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	200,000	212,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	225,000	243,563
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	438,000	466,329

		3,376,311

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	350,000	373,185

Boston Properties LP, 3.85%, 2/1/23	150,000	157,360
BRE Properties, Inc., 3.375%, 1/15/23	130,000	129,899
Essex Portfolio LP, 3.625%, 8/15/22(2)	100,000	99,560
Felcor Lodging LP, 6.75%, 6/1/19	200,000	215,500
HCP, Inc., 3.75%, 2/1/16	160,000	169,620
Host Hotels & Resorts LP, 6.75%, 6/1/16	203,000	209,597
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	136,562
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	500,000	546,250
Simon Property Group LP, 5.10%, 6/15/15	300,000	330,378
UDR, Inc., 4.25%, 6/1/18	170,000	183,366
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	270,000	282,024
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	99,044
WEA Finance LLC, 4.625%, 5/10/21(2)	140,000	152,481

		3,084,826

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	260,000	312,852
Realogy Corp., 11.50%, 4/15/17	125,000	133,438
Realogy Corp., 7.875%, 2/15/19(2)	200,000	207,000

		653,290

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	265,000	288,427
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	100,000	115,305
CSX Corp., 4.25%, 6/1/21	60,000	67,301
CSX Corp., 4.75%, 5/30/42	160,000	178,168
Union Pacific Corp., 4.75%, 9/15/41	220,000	251,559

		900,760

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	450,000	474,750
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)	425,000	462,187
Freescale Semiconductor, Inc., 8.05%, 2/1/20	300,000	296,250

		1,233,187

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	571,000	662,978
Lawson Software, Inc., 9.375%, 4/1/19(2)	125,000	135,938
Sabre, Inc., 8.50%, 5/15/19(2)	125,000	129,844

		928,760

SPECIALTY RETAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	125,000	139,375
Hertz Corp. (The), 6.75%, 4/15/19	125,000	131,875
Hertz Corp. (The), 7.375%, 1/15/21	200,000	218,500
Home Depot, Inc. (The), 5.95%, 4/1/41	210,000	289,145
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	275,000	307,313
Rent-A-Center, Inc., 6.625%, 11/15/20	325,000	351,812
Stewart Enterprises, Inc., 6.50%, 4/15/19	60,000	63,900
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	500,000	553,750
United Rentals (North America), Inc., 8.375%, 9/15/20	250,000	268,750

		2,324,420

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	225,000	243,563

Gap, Inc. (The), 5.95%, 4/12/21		190,000	205,673
Gymboree Corp., 9.125%, 12/1/18		250,000	238,750
Hanesbrands, Inc., 6.375%, 12/15/20		275,000	299,750
Ltd. Brands, Inc., 6.625%, 4/1/21		200,000	225,000
Ltd. Brands, Inc., 5.625%, 2/15/22		275,000	290,813
Phillips-Van Heusen Corp., 7.375%, 5/15/20		445,000	500,625
Polymer Group, Inc., 7.75%, 2/1/19		335,000	360,962

			2,365,136

THRIFTS AND MORTGAGE FINANCE†
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	290,429
Cie de Financement Foncier, MTN, 4.50%, 5/16/18		165,000	239,794

			530,223

TOBACCO†
Altria Group, Inc., 2.85%, 8/9/22		$210,000	209,853
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	314,708

			524,561

TRANSPORTATION INFRASTRUCTURE†
CEVA Group plc, 8.375%, 12/1/17(2)		200,000	196,500

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		250,000	398,982
America Movil SAB de CV, 5.00%, 3/30/20		200,000	233,580
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		230,000	322,229
Cricket Communications, Inc., 7.75%, 10/15/20		445,000	433,875
MetroPCS Wireless, Inc., 7.875%, 9/1/18		250,000	270,000
Sprint Nextel Corp., 7.00%, 3/1/20(2)		250,000	274,375
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)		130,000	134,225
Vodafone Group plc, 5.625%, 2/27/17		230,000	273,020

			2,340,286

TOTAL CORPORATE BONDS (Cost $129,990,188)			140,260,805

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 5.5%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, VRN, 2.59%, 9/15/12		377,736	393,890
FHLMC, VRN, 2.91%, 9/15/12		143,603	151,260
FHLMC, VRN, 3.28%, 9/15/12		372,576	391,960
FHLMC, VRN, 4.02%, 9/15/12		773,808	823,916
FHLMC, VRN, 6.15%, 9/15/12		416,419	451,834
FNMA, VRN, 2.73%, 9/25/12		637,797	664,975
FNMA, VRN, 3.34%, 9/25/12		485,623	512,307
FNMA, VRN, 3.37%, 9/25/12		465,103	492,026
FNMA, VRN, 3.90%, 9/25/12		543,484	578,288
FNMA, VRN, 3.91%, 9/25/12		636,702	677,967
FNMA, VRN, 3.96%, 9/25/12		253,918	269,739

			5,408,162

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.2%
FHLMC, 6.50%, 12/1/12		63	63

FHLMC, 7.00%, 6/1/14	6,700	7,044
FHLMC, 6.50%, 6/1/16	50,536	54,729
FHLMC, 6.50%, 6/1/16	47,326	50,902
FHLMC, 4.50%, 1/1/19	859,726	929,664
FHLMC, 5.00%, 10/1/19	26,709	28,985
FHLMC, 5.00%, 11/1/19	118,557	128,663
FHLMC, 5.50%, 11/1/19	4,247	4,656
FHLMC, 5.50%, 11/1/19	4,567	5,008
FHLMC, 5.50%, 11/1/19	5,263	5,771
FHLMC, 5.50%, 11/1/19	5,749	6,303
FHLMC, 5.50%, 11/1/19	3,345	3,668
FHLMC, 5.50%, 12/1/19	4,559	4,998
FHLMC, 5.00%, 2/1/20	8,867	9,759
FHLMC, 5.00%, 2/1/20	2,803	3,084
FHLMC, 5.50%, 3/1/20	9,962	10,923
FHLMC, 5.50%, 3/1/20	6,518	7,146
FHLMC, 5.50%, 3/1/20	16,341	17,916
FHLMC, 5.00%, 5/1/20	5,016	5,520
FHLMC, 5.00%, 5/1/20	14,220	15,650
FHLMC, 5.00%, 5/1/20	22,785	25,077
FHLMC, 4.50%, 7/1/20	81,863	88,420
FHLMC, 4.00%, 10/1/20	28,033	30,073
FHLMC, 5.00%, 4/1/21	2,991,476	3,249,746
FHLMC, 8.00%, 6/1/26	1,264	1,538
FHLMC, 8.00%, 6/1/26	5,384	5,659
FHLMC, 8.00%, 7/1/26	1,322	1,329
FHLMC, 7.00%, 8/1/29	4,156	4,975
FHLMC, 7.50%, 8/1/29	22,598	24,548
FHLMC, 8.00%, 7/1/30	26,107	32,540
FHLMC, 6.50%, 6/1/31	92,151	107,310
FHLMC, 5.50%, 12/1/33	659,396	740,614
FHLMC, 6.50%, 5/1/34	20,762	23,781
FHLMC, 5.50%, 6/1/35	65,172	71,631
FHLMC, 5.00%, 9/1/35	31,276	34,069
FHLMC, 5.00%, 9/1/35	21,828	23,778
FHLMC, 5.50%, 10/1/35	152,614	168,884
FHLMC, 5.50%, 10/1/35	55,197	61,082
FHLMC, 5.00%, 11/1/35	259,665	287,481
FHLMC, 5.00%, 11/1/35	263,761	296,055
FHLMC, 6.50%, 3/1/36	19,338	22,046
FHLMC, 6.50%, 3/1/36	8,344	9,512
FHLMC, 5.50%, 1/1/38	991,823	1,086,711
FHLMC, 6.00%, 2/1/38	451,956	497,172
FHLMC, 6.00%, 11/1/38	2,833,687	3,117,184
FHLMC, 4.00%, 4/1/41	2,008,497	2,212,556
FHLMC, 6.50%, 7/1/47	50,627	56,454
FNMA, 6.00%, 12/1/13	4,808	4,894
FNMA, 5.32%, 4/1/14	108,720	113,884
FNMA, 6.00%, 4/1/14	15,534	15,812
FNMA, 7.50%, 6/1/15	2,952	2,988
FNMA, 5.17%, 1/1/16	161,043	177,592
FNMA, 4.50%, 5/1/19	1,152,117	1,248,378
FNMA, 4.00%, 6/1/19	8,474	9,145

FNMA, 4.50%, 6/1/19	138,726	153,395
FNMA, 4.50%, 12/1/19	11,496	12,711
FNMA, 5.00%, 3/1/20	23,175	25,589
FNMA, 5.00%, 3/1/20	24,117	26,629
FNMA, 5.00%, 4/1/20	13,871	15,186
FNMA, 5.00%, 5/1/20	5,502	6,075
FNMA, 5.00%, 5/1/20	27,152	29,980
FNMA, 5.00%, 7/1/20	42,873	46,716
FNMA, 7.00%, 5/1/26	3,528	4,205
FNMA, 7.00%, 6/1/26	3,097	3,692
FNMA, 7.50%, 3/1/27	8,000	8,761
FNMA, 6.50%, 4/1/29	22,659	26,642
FNMA, 6.50%, 6/1/29	13,629	16,024
FNMA, 6.50%, 6/1/29	37,094	43,613
FNMA, 7.00%, 7/1/29	22,141	26,490
FNMA, 6.50%, 8/1/29	45,031	52,945
FNMA, 7.00%, 3/1/30	23,165	27,715
FNMA, 8.00%, 7/1/30	36,868	41,191
FNMA, 7.50%, 9/1/30	15,378	18,883
FNMA, 6.50%, 9/1/31	87,302	102,138
FNMA, 7.00%, 9/1/31	50,365	59,572
FNMA, 6.50%, 1/1/32	46,224	53,794
FNMA, 6.50%, 10/1/32	346,290	400,810
FNMA, 5.50%, 6/1/33	272,532	302,308
FNMA, 5.50%, 8/1/33	1,381,040	1,526,836
FNMA, 5.00%, 11/1/33	1,517,024	1,671,012
FNMA, 5.50%, 1/1/34	1,233,867	1,364,897
FNMA, 5.50%, 9/1/34	81,757	90,797
FNMA, 5.50%, 10/1/34	81,002	89,503
FNMA, 6.00%, 10/1/34	127,597	143,161
FNMA, 5.00%, 11/1/34	440,416	496,957
FNMA, 5.50%, 3/1/35	6,211	7,000
FNMA, 5.50%, 3/1/35	12,788	14,414
FNMA, 5.50%, 3/1/35	19,285	21,737
FNMA, 5.50%, 3/1/35	56,128	62,422
FNMA, 5.50%, 3/1/35	36,857	41,543
FNMA, 5.00%, 4/1/35	58,897	66,826
FNMA, 6.00%, 5/1/35	5,490	6,189
FNMA, 6.00%, 5/1/35	40,093	44,576
FNMA, 6.00%, 6/1/35	1,435	1,595
FNMA, 6.00%, 6/1/35	73,600	81,830
FNMA, 6.00%, 6/1/35	20,912	23,251
FNMA, 5.00%, 7/1/35	226,147	256,593
FNMA, 5.50%, 7/1/35	39,417	43,775
FNMA, 6.00%, 7/1/35	94,418	104,976
FNMA, 6.00%, 7/1/35	110,469	122,822
FNMA, 6.00%, 7/1/35	13,255	14,737
FNMA, 5.50%, 8/1/35	21,069	23,399
FNMA, 6.00%, 8/1/35	6,010	6,660
FNMA, 4.50%, 9/1/35	2,055,508	2,227,863
FNMA, 5.50%, 9/1/35	4,063	4,512
FNMA, 5.50%, 9/1/35	1,380	1,532
FNMA, 5.50%, 9/1/35	31,230	34,683

FNMA, 5.50%, 9/1/35	221,747	246,265
FNMA, 5.50%, 9/1/35	108,083	120,033
FNMA, 5.00%, 10/1/35	36,590	41,517
FNMA, 5.50%, 10/1/35	501,702	557,175
FNMA, 6.00%, 10/1/35	49,892	55,471
FNMA, 5.50%, 11/1/35	292,805	325,181
FNMA, 6.00%, 11/1/35	86,133	96,639
FNMA, 6.50%, 11/1/35	5,913	6,754
FNMA, 6.50%, 11/1/35	20,606	23,461
FNMA, 6.50%, 12/1/35	53,406	60,807
FNMA, 6.50%, 4/1/36	24,274	27,783
FNMA, 6.00%, 8/1/36	88,560	97,840
FNMA, 5.00%, 10/1/36	762,306	833,492
FNMA, 5.00%, 11/1/36	878,145	960,148
FNMA, 5.50%, 1/1/37	2,878,026	3,176,461
FNMA, 5.50%, 2/1/37	1,001,641	1,100,498
FNMA, 6.00%, 5/1/37	70,720	78,130
FNMA, 6.00%, 7/1/37	19,554	21,604
FNMA, 6.50%, 8/1/37	33,139	37,151
FNMA, 6.50%, 8/1/37	1,922,497	2,155,236
FNMA, 6.50%, 8/1/37	657,663	737,280
FNMA, 4.00%, 1/1/41	7,799,513	8,604,546
FNMA, 4.50%, 1/1/41	1,065,037	1,173,978
FNMA, 4.50%, 2/1/41	3,267,912	3,548,056
FNMA, 4.00%, 5/1/41	2,473,276	2,655,905
FNMA, 4.50%, 7/1/41	2,237,427	2,466,289
FNMA, 4.50%, 9/1/41	73,312	80,746
FNMA, 4.00%, 12/1/41	3,838,544	4,208,352
FNMA, 4.00%, 1/1/42	1,851,065	1,988,327
FNMA, 4.00%, 1/1/42	85,821	93,301
FNMA, 6.50%, 6/1/47	126,396	140,947
FNMA, 6.50%, 8/1/47	239,113	266,641
FNMA, 6.50%, 8/1/47	236,738	263,992
FNMA, 6.50%, 9/1/47	20,549	22,914
FNMA, 6.50%, 9/1/47	215,346	240,138
FNMA, 6.50%, 9/1/47	148,789	165,918
FNMA, 6.50%, 9/1/47	573,590	639,624
FNMA, 6.50%, 9/1/47	169,030	188,489
GNMA, 9.00%, 4/20/25	2,015	2,503
GNMA, 7.50%, 10/15/25	5,325	6,160
GNMA, 6.00%, 4/15/26	1,607	1,813
GNMA, 6.00%, 4/15/26	948	1,070
GNMA, 7.50%, 6/15/26	4,548	5,278
GNMA, 7.00%, 12/15/27	17,963	21,523
GNMA, 7.50%, 12/15/27	29,317	35,683
GNMA, 6.50%, 1/15/28	22,420	26,495
GNMA, 6.00%, 5/15/28	31,024	35,010
GNMA, 6.00%, 5/15/28	56,366	64,401
GNMA, 6.50%, 5/15/28	7,121	8,415
GNMA, 7.00%, 5/15/31	56,917	68,568
GNMA, 5.50%, 11/15/32	260,254	292,871
GNMA, 6.50%, 10/15/38	4,470,554	5,144,551
GNMA, 4.00%, 1/20/41	3,684,963	4,057,360

GNMA, 4.50%, 5/20/41		4,830,376	5,380,342
GNMA, 4.50%, 6/15/41		1,087,513	1,210,247
GNMA, 4.00%, 12/15/41		2,216,797	2,438,365
GNMA, 4.00%, 6/20/42		3,478,212	3,830,802
GNMA, 3.50%, 7/20/42		1,247,487	1,350,945

			86,744,023

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $85,276,558)			92,152,185

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.8%

AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	460,000	486,722
Government of Australia, 5.75%, 7/15/22		220,000	280,132
New South Wales Treasury Corp., 5.50%, 3/1/17		295,000	335,860

			1,102,714

AUSTRIA — 0.1%
Republic of Austria, 3.40%, 10/20/14(2)	EUR	465,000	626,024
Republic of Austria, 4.35%, 3/15/19(2)		680,000	1,016,557
Republic of Austria, 3.90%, 7/15/20(2)		365,000	534,851
Republic of Austria, 4.15%, 3/15/37(2)		183,000	286,007

			2,463,439

BELGIUM — 0.1%
Kingdom of Belgium, 4.00%, 3/28/14		910,000	1,211,042
Kingdom of Belgium, 4.00%, 3/28/18		280,000	399,211
Kingdom of Belgium, 3.75%, 9/28/20		310,000	434,844
Kingdom of Belgium, 5.00%, 3/28/35		270,000	426,188

			2,471,285

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19		$1,000,000	1,238,500
Brazilian Government International Bond, 5.625%, 1/7/41		200,000	259,500

			1,498,000

CANADA — 0.2%
Government of Canada, 5.00%, 6/1/14	CAD	485,000	524,543
Government of Canada, 1.50%, 3/1/17		300,000	306,580
Government of Canada, 3.75%, 6/1/19		320,000	370,908
Government of Canada, 5.75%, 6/1/33		345,000	548,363
Hydro-Quebec, 8.40%, 1/15/22		$130,000	189,187
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	265,000	285,063
Province of Ontario Canada, 5.45%, 4/27/16		$240,000	280,124
Province of Ontario Canada, 1.60%, 9/21/16		160,000	165,229

			2,669,997

CHILE†
Chile Government International Bond, 3.25%, 9/14/21		230,000	248,745

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		150,000	174,750

DENMARK — 0.1%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	2,300,000	461,293
Kingdom of Denmark, 4.00%, 11/15/19		530,000	109,986

Kingdom of Denmark, 7.00%, 11/10/24		1,760,000	484,240
Kingdom of Denmark, 4.50%, 11/15/39		1,960,000	507,311

			1,562,830

FINLAND — 0.2%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	459,551
Government of Finland, 3.125%, 9/15/14		480,000	641,816
Government of Finland, 3.875%, 9/15/17		460,000	673,025
Government of Finland, 4.375%, 7/4/19		111,000	170,524
Government of Finland, 3.375%, 4/15/20		360,000	520,910
Government of Finland, 4.00%, 7/4/25		230,000	357,641

			2,823,467

FRANCE — 0.1%
French Treasury Note, 2.25%, 2/25/16		655,000	874,742
Government of France, 4.00%, 4/25/14		240,000	321,271
Government of France, 3.25%, 10/25/21		85,000	117,568
Government of France, 5.50%, 4/25/29		160,000	272,316
Government of France, 4.75%, 4/25/35		195,000	315,304

			1,901,201

GERMANY — 0.2%
German Federal Republic, 4.25%, 10/12/12		270,000	341,050
German Federal Republic, 2.00%, 2/26/16		520,000	697,329
German Federal Republic, 4.00%, 1/4/18		315,000	469,737
German Federal Republic, 3.00%, 7/4/20		35,000	50,693
German Federal Republic, 1.75%, 7/4/22		340,000	443,882
German Federal Republic, 4.75%, 7/4/34		250,000	463,518
German Federal Republic, 4.25%, 7/4/39		180,000	326,429

			2,792,638

ITALY†
Republic of Italy, 6.875%, 9/27/23		$110,000	116,846

JAPAN — 0.6%
Government of Japan, 1.20%, 6/20/15	JPY	212,050,000	2,790,848
Government of Japan, 1.50%, 9/20/18		155,200,000	2,119,933
Government of Japan, 1.00%, 12/20/21		130,100,000	1,701,257
Government of Japan, 2.10%, 12/20/26		133,700,000	1,892,534
Government of Japan, 2.40%, 3/20/37		71,500,000	1,020,986
Government of Japan, 2.00%, 9/20/41		35,200,000	460,584

			9,986,142

MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17		$160,000	188,000
United Mexican States, 5.95%, 3/19/19		710,000	880,045
United Mexican States, 5.125%, 1/15/20		350,000	420,000
United Mexican States, 6.05%, 1/11/40		220,000	294,250

			1,782,295

MULTI-NATIONAL — 0.1%
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	267,519
European Investment Bank, MTN, 3.625%, 1/15/21		150,000	214,419
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19		280,000	417,094

			899,032

NETHERLANDS — 0.1%
Kingdom of Netherlands, 4.00%, 7/15/16(2)		550,000	786,044
Kingdom of Netherlands, 3.50%, 7/15/20(2)		530,000	772,224
Kingdom of Netherlands, 4.00%, 1/15/37(2)		245,000	406,964

			1,965,232

NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	156,386

NORWAY†
Government of Norway, 4.25%, 5/19/17	NOK	1,000,000	195,070

PERU†
Republic of Peru, 6.55%, 3/14/37		$100,000	144,000
Republic of Peru, 5.625%, 11/18/50		150,000	193,125

			337,125

POLAND†
Poland Government International Bond, 5.125%, 4/21/21		250,000	290,625

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16		240,000	258,198
Korea Development Bank, 3.25%, 3/9/16		160,000	168,025
Korea Development Bank, 4.00%, 9/9/16		160,000	172,684

			598,907

SWEDEN — 0.1%
Government of Sweden, 6.75%, 5/5/14	SEK	2,540,000	420,774
Government of Sweden, 4.25%, 3/12/19		1,590,000	286,846
Government of Sweden, 3.50%, 6/1/22		660,000	118,402

			826,022

SWITZERLAND†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	190,976
Switzerland Government Bond, 2.50%, 3/8/36		35,000	49,032

			240,008

UNITED KINGDOM — 0.6%
Government of United Kingdom, 5.00%, 9/7/14	GBP	665,000	1,159,964
Government of United Kingdom, 4.00%, 9/7/16		640,000	1,164,162
Government of United Kingdom, 4.50%, 3/7/19		635,000	1,241,276
Government of United Kingdom, 8.00%, 6/7/21		71,000	175,446
Government of United Kingdom, 3.75%, 9/7/21		725,000	1,380,401
Government of United Kingdom, 4.25%, 6/7/32		180,000	363,623
Government of United Kingdom, 4.25%, 3/7/36		920,000	1,840,871
Government of United Kingdom, 4.50%, 12/7/42		650,000	1,351,990
Government of United Kingdom, 4.25%, 12/7/55		285,000	577,720

			9,255,453

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $43,110,450)			46,358,209

COMMERCIAL PAPER(5) — 2.8%

Catholic Health Initiatives, 0.28%, 10/4/12		$3,250,000	3,250,098
Charta LLC, 0.56%, 9/14/12(2)		4,000,000	3,999,695
City of Chicago, IL, 0.28%, 10/25/12		2,900,000	2,898,724
CRC Funding LLC, 0.53%, 9/14/12(2)		4,000,000	3,999,695
Crown Point Capital Co. LLC, 0.26%, 10/2/12(2)		4,100,000	4,100,000

Govco LLC, 0.56%, 9/14/12(2)	4,000,000	3,999,658
Legacy Capital LLC, 0.26%, 9/7/12(2)	4,000,000	3,999,829
Lexington Parker Capital, 0.26%, 9/7/12(2)	4,000,000	3,999,782
Liberty Street Funding LLC, 0.22%, 9/24/12(2)	4,000,000	3,999,413
Reckitt Benckiser Treasury Services PLC, 0.25%, 10/10/12(2)	4,000,000	3,998,859
Thunder Bay Funding LLC, 0.24%, 11/6/12(2)	4,000,000	3,998,288
Toyota Motor Credit Corp., 0.28%, 11/13/12	4,000,000	3,998,578

TOTAL COMMERCIAL PAPER (Cost $46,239,501)		46,242,619

MUNICIPAL SECURITIES — 2.4%

Alameda County Industrial Development Authority, Series 1997 A, (Plyproperties), VRDN, 0.23%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	3,600,000	3,600,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	120,000	166,684
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.24%, 9/4/12	1,900,000	1,900,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	120,000	167,142
California GO, (Building Bonds), 7.30%, 10/1/39	160,000	211,077
California GO, (Building Bonds), 7.60%, 11/1/40	45,000	61,375
City of Lowell, AR Rev., (Little Rock Newspapers), VRDN, 0.20%, 9/5/12 (LOC: JPMorgan Chase Bank N.A.)	3,850,000	3,850,000
Illinois GO, 5.88%, 3/1/19	370,000	414,729
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	600,000	583,560
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	100,000	113,628
Iowa Finance Authority Rev., Series 2009 D, (Iowa Health System), VRDN, 0.21%, 9/4/12 (LOC: Bank of America N.A.)	750,000	750,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	360,000	482,868
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	130,000	166,746
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.23%, 9/4/12 (LOC: Bank of America N.A.)	4,100,000	4,100,000
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	185,000	251,478
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	100,000	136,756
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	180,000	276,291
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	140,000	208,163
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	145,000	196,150
New York State Housing Finance Agency Rev., Series 2012 A2, (West 30th Street Housing), VRDN, 0.17%, 9/5/12 (LOC: Wells Fargo Bank N.A.)	3,050,000	3,050,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	200,000	230,692
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.25%, 9/5/12 (LOC: FNMA)	1,695,000	1,695,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	174,859
Riverside County Industrial Development Authority (Cal-Mold, Inc.), VRDN, 0.26%, 9/5/12 (LOC: Bank of the West)	1,900,000	1,900,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	335,000	433,905

Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	213,653
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	208,247
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	270,000	337,511
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	244,247
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	3,335,000	3,335,200
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.20%, 9/6/12 (LIQ FAC: FHLMC)	3,400,000	3,400,000
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.20%, 9/6/12 (LOC: JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.22%, 9/5/12 (LOC: Citibank N.A.)	4,000,000	4,000,000

TOTAL MUNICIPAL SECURITIES (Cost $39,827,965)		40,859,961

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.9%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	309,186	313,572
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 9/1/12	500,000	560,808
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/12	425,000	463,009
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	350,000	367,465
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 9/1/12	325,000	355,869
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 9/1/12	925,000	983,632
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 9/15/12(2)	385,544	356,769
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 9/1/12	300,000	299,699
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 9/1/12	600,000	647,641
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 9/1/12	250,000	263,229
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 9/1/12	1,000,000	1,072,176
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	740,000	797,572
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,100,000	1,196,861
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	300,000	318,836
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	700,000	736,001
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,000,000	1,046,698

LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 9/11/12	450,000	481,588
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 9/11/12	200,000	212,987
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	200,000	207,330
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 9/11/12	600,000	644,844
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 9/11/12	725,000	800,987
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 SEQ, 3.18%, 8/15/45	200,000	209,535
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	77,102	77,245
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	800,000	863,081
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	164,990	167,980
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,500,000	1,614,068

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,623,746)		15,059,482

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.6%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	321,221	332,540
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,128,627	861,638
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	270,099	277,161
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 9/1/12	623,765	626,139
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 9/1/12	300,000	303,490
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	329,995	344,089
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 9/1/12	451,479	493,660
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/12	482,917	499,785
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	480,165	509,837
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	561,358	590,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	538,735	561,367
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	98,316	98,572
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	207,212	218,603
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 9/1/12	238,915	241,471
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	622,068	647,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	328,877	342,026

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 9/1/12	289,795	298,929

		7,247,264

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	2,045,353	2,272,917
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.64%, 9/25/12	20,467	20,474

		2,293,391

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,318,264)		9,540,655

EXCHANGE-TRADED FUNDS — 0.2%

iShares Russell 1000 Growth Index Fund	5,964	393,684
iShares Russell 2000 Value Index Fund	6,707	482,300
iShares Russell Midcap Value Index Fund	53,434	2,561,092

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,307,308)		3,437,076

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%

FHLB, Series 1, 1.00%, 6/21/17	210,000	213,506
FHLMC, 1.00%, 6/29/17	100,000	101,403
FHLMC, 1.00%, 9/29/17	1,920,000	1,941,995
FHLMC, 2.375%, 1/13/22	210,000	221,319

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,438,008)		2,478,223

CONVERTIBLE PREFERRED STOCKS†

HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%	1,473	37,326

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	4,206	234,485

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	378	36,902

MEDIA†
LodgeNet Interactive Corp., 10.00%(2)	28	5,530

TOBACCO†
Universal Corp., 6.75%	50	54,325

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $409,472)		368,568

PREFERRED STOCKS†

DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(2)	77	70,120

REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	1,364	36,460
Inland Real Estate Corp., Series A, 8.125%	908	23,944
PS Business Parks, Inc., 6.45%	1,628	44,363

		104,767

TOTAL PREFERRED STOCKS (Cost $170,745)		174,887

ASSET-BACKED SECURITIES(4)†

CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19 (Cost $129,980)	130,000	149,181

TEMPORARY CASH INVESTMENTS — 1.9%

SSgA U.S. Government Money Market Fund (Cost $32,142,822)	32,142,822	32,142,822

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,426,466,447)		1,677,088,625

OTHER ASSETS AND LIABILITIES — 0.2%		3,815,357

TOTAL NET ASSETS — 100.0%		$1,680,903,982

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
159,911	EUR for JPY	HSBC Holdings plc	10/25/12	201,247	5,220
188,000	GBP for EUR	UBS AG	10/25/12	298,465	3,709
15,200,000	JPY for EUR	UBS AG	10/25/12	194,218	957
376,000	NOK for SEK	Deutsche Bank	10/25/12	64,757	1,708
332,000	NOK for SEK	UBS AG	10/25/12	57,179	725
296,000	NOK for SEK	HSBC Holdings plc	10/25/12	50,979	964
75,435	AUD for USD	Westpac Group	10/25/12	77,573	831
15,000	AUD for USD	Westpac Group	10/25/12	15,425	(232)
510,929	CAD for USD	Barclays Bank plc	10/25/12	517,757	17,126
30,000	CAD for USD	Westpac Group	10/25/12	30,401	500
73,682	CHF for USD	Deutsche Bank	10/25/12	77,246	2,794
4,805,000	CZK for USD	Deutsche Bank	10/25/12	243,072	16,023
4,989,532	DKK for USD	Barclays Bank plc	10/25/12	843,213	28,662
338,000	DKK for USD	UBS AG	10/25/12	57,121	1,156
36,911	EUR for USD	UBS AG	9/28/12	46,437	300
10,765	EUR for USD	UBS AG	9/28/12	13,543	13
2,000	EUR for USD	UBS AG	10/25/12	2,517	48
11,219	GBP for USD	Credit Suisse AG	9/28/12	17,813	20
16,000	GBP for USD	UBS AG	10/25/12	25,401	276
129,000	HKD for USD	Westpac Group	10/25/12	16,634	(1)
1,523,000	JPY for USD	HSBC Holdings plc	10/25/12	19,460	(36)
138,402,367	JPY for USD	UBS AG	10/25/12	1,768,436	1,567
508,000	JPY for USD	UBS AG	10/25/12	6,491	87
1,538,665,992	KRW for USD	HSBC Holdings plc	10/25/12	1,352,023	21,572
65,114,995	KRW for USD	HSBC Holdings plc	10/25/12	57,216	(306)
819,862	NOK for USD	Deutsche Bank	10/25/12	141,201	7,217
151,672	NZD for USD	Westpac Group	10/25/12	121,443	2,450
6,000	NZD for USD	Westpac Group	10/25/12	4,804	(42)
470,000	SGD for USD	HSBC Holdings plc	10/25/12	377,048	4,653
39,000	SGD for USD	HSBC Holdings plc	10/25/12	31,287	(17)
1,352,000	TWD for USD	HSBC Holdings plc	10/25/12	45,148	70

				6,775,555	118,014
(Value on Settlement Date $6,657,541)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

15,384,000	JPY for EUR	HSBC Holdings plc	10/25/12	196,569	(542)
238,091	EUR for GBP	UBS AG	10/25/12	299,636	(4,880)
153,988	EUR for JPY	UBS AG	10/25/12	193,794	(533)
426,568	SEK for NOK	Deutsche Bank	10/25/12	64,288	(1,239)
375,376	SEK for NOK	UBS AG	10/25/12	56,573	(119)
333,186	SEK for NOK	HSBC Holdings plc	10/25/12	50,214	(200)
8,000	AUD for USD	UBS AG	10/25/12	8,227	85
7,000	CAD for USD	UBS AG	10/25/12	7,094	(27)
2,501,847	CAD for USD	UBS AG	9/28/12	2,536,758	(6,573)
400,884	CHF for USD	Credit Suisse AG	9/28/12	420,054	(544)
102,000	EUR for USD	HSBC Holdings plc	10/25/12	128,367	(2,818)
704,185	EUR for USD	UBS AG	9/28/12	885,929	(874)
475,241	EUR for USD	UBS AG	9/28/12	597,896	(590)
1,863,883	EUR for USD	UBS AG	9/28/12	2,344,935	(2,314)
459,610	GBP for USD	Credit Suisse AG	9/28/12	729,729	(2,598)
37,000	GBP for USD	HSBC Holdings plc	10/25/12	58,740	(751)
292,132	GBP for USD	UBS AG	10/25/12	463,783	(10,727)
3,000	NOK for USD	Deutsche Bank	10/25/12	517	(20)
1,941,461	SEK for USD	Deutsche Bank	10/25/12	292,597	(15,070)
4,000	SEK for USD	Deutsche Bank	10/25/12	603	(13)

				9,336,303	(50,347)
(Value on Settlement Date $9,285,956)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CBOE	-	Chicago Board Options Exchange
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone

NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PHHMC	-	PHH Mortgage Corporation
PIK	-	Payment in Kind
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $61,017,419, which represented 3.6% of total net assets.

(3)	When-issued security.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	786,124,806	—	—
Foreign Common Stocks	49,677,459	227,053,375	—
U.S. Treasury Securities	—	185,008,312	—
Corporate Bonds	—	140,260,805	—
U.S. Government Agency Mortgage-Backed Securities	—	92,152,185	—
Sovereign Governments and Agencies	—	46,358,209	—
Commercial Paper	—	46,242,619	—
Municipal Securities	—	40,859,961	—
Commercial Mortgage-Backed Securities	—	15,059,482	—
Collateralized Mortgage Obligations	—	9,540,655	—
Exchange-Traded Funds	3,437,076	—	—
U.S. Government Agency Securities	—	2,478,223	—
Convertible Preferred Stocks	—	368,568	—
Preferred Stocks	—	174,887	—
Asset-Backed Securities	—	149,181	—
Temporary Cash Investments	32,142,822	—	—

Total Value of Investment Securities	871,382,163	805,706,462	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	67,667	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,460,971,500
Gross tax appreciation of investments	$231,222,505
Gross tax depreciation of investments	(15,105,380)
Net tax appreciation (depreciation) of investments	$216,117,125

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 26, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 26, 2012